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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811- 07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)*

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 11/30
Date of reporting period: 5/31/10
*	The Fund included is: Invesco Van Kampen High Yield Municipal Fund.

Item 1. Reports to Stockholders.

Invesco Van Kampen High Yield Municipal Fund Semiannual Report to Shareholders May 31, 2010 Formerly Van Kampen High Yield Municipal Fund

2	Letter to Shareholders
3	Fund Performance
6	Portfolio of Investments
71	Financial Statements
74	Financial Highlights
78	Notes to Financial Statements
87	Fund Expenses
89	Approval of Investment Advisory and Sub-Advisory Agreements
93	Results of Proxy
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letter to Shareholders
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended May 31, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of Invesco’s June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco Funds family.
     At Invesco, we are committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. Near the end of this letter, I’ve provided the number to call if you have specific questions about your account; I’ve also provided my email address so you can send a general Invesco-related question or comment to me directly.
Welcome to Invesco
If your Invesco account is directly registered with us, you should have already received a shareholder guide titled, “Welcome to Invesco.” If you didn’t receive a copy, an electronic version is available at invesco.com/us. This comprehensive guide answers many frequently asked questions, outlines the services we offer and explains how to contact us. It also includes important information about how you can contribute to your account or redeem your shares, how you can track the progress of your investments, how to read your quarterly statements, and more. Of course, whether you hold your account with Invesco or with a brokerage firm, your financial adviser is your best resource and should be able to answer any questions you have.
     Remember that while some things have changed — such as the name of your Fund — the important things have not. For example, you’ll continue to work with the same financial adviser with whom you’ve worked in the past, and your fund’s strategy and investment objective are unchanged.
Taking our business forward
I believe the integration of Morgan Stanley’s retail asset management business into Invesco offers great benefits to you. The combination will allow us to better serve you through:
•	A continued commitment to investment excellence.

•	Greater breadth and depth of investment capabilities.

•	Organizational strength that allows us to pursue efficiencies.
     Short-term market conditions can change from time to time, sometimes suddenly. But regardless of market trends, our commitment to putting you first, helping you achieve your financial objectives and providing you with excellent customer service will not.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     I want to thank our existing Invesco clients for placing your faith in us. And I want to welcome our new Invesco clients: We look forward to serving your needs in the years ahead. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
2     Invesco Van Kampen High Yield Municipal Fund

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 11/30/09 to 5/31/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.49%
Class B Shares	5.99
Class C Shares	6.12
Class Y Shares*	6.61
Barclays Capital High Yield Municipal Bond Index▼ (Broad Market Index)	8.22
Custom IVK High Yield Municipal Index■ (Style-Specific Index)	6.35

*	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

▼	Invesco, Barclays Capital;

■	Invesco, Lipper Inc.
The Barclays Capital High Yield Municipal Bond Index is an unmanaged index consisting of noninvestment-grade, unrated or below Ba1 bonds.
     The Custom IVK High Yield Municipal Index created by Invesco to serve as a benchmark for Invesco Van Kampen High Yield Municipal Fund, is composed of the following indices: Barclays Capital High Yield Municipal Bond Index (60%) and Barclays Capital Municipal Bond Index (40%).
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.
3     Invesco Van Kampen High Yield Municipal Fund

Fund Performance
Average Annual Total Returns
As of 5/31/10, including maximum applicable sales charges

Class A Shares
Inception (1/2/86)	5.75%
10 Years	4.37
5 Years	1.83
1 Year	13.42

Class B Shares
Inception (7/20/92)	5.08%
10 Years	4.25
5 Years	1.71
1 Year	13.10

Class C Shares
Inception (12/10/93)	4.35%
10 Years	4.10
5 Years	2.04
1 Year	17.13

Class Y Shares*
Inception (3/1/06)	2.49%
1 Year	19.33

*	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares
Inception (1/2/86)	5.68%
10 Years	4.03
5 Years	1.90
1 Year	19.20

Class B Shares
Inception (7/20/92)	4.98%
10 Years	3.92
5 Years	1.80
1 Year	19.18

Class C Shares
Inception (12/10/93)	4.25%
10 Years	3.76
5 Years	2.11
1 Year	23.09

Class Y Shares*
Inception (3/1/06)	1.97%
1 Year	25.33

*	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
The returns shown are those of the Class A, Class B, Class C and Class I shares of the predecessor fund, which was not offered by the Fund. The predecessor fund was advised by Van Kampen Asset Management. On June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares of the Fund, respectively. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment re-
4     Invesco Van Kampen High Yield Municipal Fund

turn and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the issue date of this report for Class A, Class B, Class C and Class Y shares was 0.96%, 1.71%, 1.71% and 0.71%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.
5     Invesco Van Kampen High Yield Municipal Fund

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 107.8% Alabama 1.0%
$5,500	Colbert Cnty Northwest Auth Hlthcare Fac	5.750%	06/01/27	$5,214,440
3,280	Courtland, AL Indl Dev Brd Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A (AMT)	5.800	05/01/22	3,299,221
7,000	Courtland, AL Indl Dev Brd Environmental Impt Rev Intl Paper Co Proj, Ser B (AMT)	6.250	08/01/25	7,094,920
1,235	Courtland, AL Indl Dev Brd Solid Waste Disp Champion Intl Corp Proj Rfdg (AMT)	6.000	08/01/29	1,236,680
1,000	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/28	824,920
4,470	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj, Ser A	6.875	01/01/43	4,175,963
4,000	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth, Ser A (Prerefunded @ 12/01/12)	8.125	12/01/26	4,753,520
7,750	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth, Ser A (Prerefunded @ 12/01/12)	8.250	12/01/32	9,232,885
13,170	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Vlg Proj	5.500	01/01/43	10,091,249
3	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg (a)	6.950	01/01/20	0
1,250	Phenix Cnty, AL Environmental Impt Rev Rfdg (AMT)	6.350	05/15/35	1,200,612
10,000	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	10,381,500
1,395	Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp, Ser A	5.600	11/01/16	1,201,095
1,750	Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp, Ser A	5.650	11/01/22	1,331,768

				60,038,773

	Alaska 0.4%
830	Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)	5.800	01/01/18	829,909
2,945	Alaska Indl Dev & Expt Auth Upper Lynn Canal Regl Pwr (AMT)	5.875	01/01/32	2,726,363
600	Alaska Indl Dev & Expt Auth Williams Lynks AK Cargoport (AMT) (Acquired 5/17/01, Cost $600,000) (b)	7.800	05/01/14	593,436
2,000	Alaska Indl Dev & Expt Auth Williams Lynks AK Cargoport (AMT) (Acquired 5/17/01, Cost $2,000,451) (b)	8.125	05/01/31	1,919,480
12,545	Juneau, AK City & Borough Rev Saint Ann’s Care Ctr Proj	6.875	12/01/25	12,162,001

6        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Alaska (Continued)
$20,860	Northern Tob Sec Corp AK Tob Settlement Rev Cap Apprec Second Sub, Ser C	*	06/01/46	$747,831
4,000	Northern Tob Sec Corp AK Tob Settlement Asset, Ser A	5.000%	06/01/32	3,238,760

				22,217,780

	Arizona 4.8%
6,000	Arizona Hlth Fac Auth Rev Ter Proj, Ser A (Prerefunded @ 11/15/13)	7.500	11/15/23	7,063,380
10,250	Arizona Hlth Fac Auth Rev Ter Proj, Ser A (Prerefunded @ 11/15/13)	7.750	11/15/33	12,312,300
3,000	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.125	12/01/24	2,969,310
6,850	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.250	12/01/19	6,916,856
11,750	Casa Grande, AZ Indl Dev Auth Hosp Rev Casa Grande Regl Med Ctr Rfdg, Ser A	7.625	12/01/29	11,787,012
2,630	Cochise Cnty, AZ Indl Dev Auth Sierra Vista Regl Hlth Ctr Proj	7.750	12/01/30	2,715,449
5,240	Cochise Cnty, AZ Indl Dev Sierra Vista Cmnty Hosp Rfdg, Ser A	6.750	12/01/26	5,248,960
1,475	Coconino Cnty, AZ Pollutn Ctl Corp Tucson Elec Pwr Navajo Ser A (AMT)	7.125	10/01/32	1,475,900
6,650	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj (Prerefunded @ 3/01/13)	7.500	03/01/35	7,922,344
16,830	Flagstaff, AZ Indl Dev Auth Rev Sr Living Cmnty Northn AZ Proj Rfdg	5.700	07/01/42	13,087,008
2,000	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev El Paso Elec Co Proj, Ser A	7.250	02/01/40	2,271,180
11,775	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser A (c)	6.000	05/01/29	12,435,578
9,700	Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Rfdg, Ser A	6.375	08/15/29	9,552,172
3,500	Peoria, AZ Indl Dev Auth Rev Sierra Winds Life Rfdg, Ser A	6.500	08/15/31	3,413,165
3,500	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (d)	5.000	07/01/22	3,773,665
5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (d)	5.000	07/01/24	5,310,600
5,000	Phoenix, AZ Civic Impt Corp Arpt Rev Sr Lien, Ser A (d)	5.000	07/01/26	5,257,800
28,000	Phoenix, AZ Civic Impt Corp Excise Tax Rev Civ Plaza Expansion Proj, Ser A (BHAC Insd) (d)	5.000	07/01/41	28,731,920
8,935	Phoenix, AZ Civic Impt Corp Wtr Sys Rev Jr Lien, Ser A (d)	5.000	07/01/27	9,691,616

7        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (Continued)
$6,785	Phoenix, AZ Civic Impt Corp Wtr Sys Rev Jr Lien, Ser A (d)	5.000%	07/01/28	$7,321,829
5,500	Phoenix, AZ Civic Impt Corp Wtr Sys Rev Jr Lien, Ser A (d)	5.000	07/01/29	5,900,400
2,905	Pima Cnty, AZ Indl Dev Auth Ed Rev Excalibur Charter Sch Proj (a)	7.750	08/01/33	2,528,280
4,385	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Acclaim Charter Sch Proj	5.800	12/01/36	3,453,056
2,525	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Choice Ed & Dev Corp Proj	6.250	06/01/26	2,162,410
1,590	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac PLC Charter Schs Proj	6.500	04/01/26	1,484,201
2,805	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac PLC Charter Schs Proj	6.750	04/01/36	2,549,717
8,450	Pima Cnty, AZ Indl Dev Auth Ed Rev Fac Premier & Air Co (a) (e)	7.000	09/01/35	5,143,853
3,030	Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch Dist	7.500	11/01/33	2,351,401
2,865	Pima Cnty, AZ Indl Dev Auth Ed Rev Milestones Charter Sch Proj	6.750	11/01/33	2,030,225
3,840	Pima Cnty, AZ Indl Dev Auth Fac Choice Ed & Dev Corp Proj	6.375	06/01/36	3,099,686
4,345	Pima Cnty, AZ Indl Dev Auth Fac Desert Heights Charter Sch	7.500	08/01/33	4,353,516
4,300	Pima Cnty, AZ Indl Dev Auth Fac Skyline Tech High Sch Proj (a)	7.500	02/01/34	3,620,600
12,000	Pima Cnty, AZ Indl Dev Auth Lease Rev Constellation Sch Proj	7.000	01/01/38	11,277,240
1,000	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewater Rev Global Wtr Res LLC Proj (AMT)	6.550	12/01/37	992,310
10,000	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewater Rev Global Wtr Res LLC Proj (AMT)	7.500	12/01/38	10,502,500
7,120	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewater Rev Global Wtr Res LLC Proj (AMT) (Acquired 12/15/06 and 9/21/09, Cost $6,926,919) (b)	5.750	12/01/32	6,458,054
2,000	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewater Rev Global Wtr Res LLC Proj (AMT) (Acquired 12/15/06, Cost $2,000,000) (b)	5.600	12/01/22	1,865,300
1,580	Red Hawk Canyon Cmnty Fac Dist No 2 AZ Dist Assmt Rev, Ser A	6.500	12/01/12	1,509,927
1,000	Sundance Cmnty Fac Dist AZ (f)	6.250	07/15/29	987,830
2,795	Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 2 (f)	7.125	07/01/27	2,631,269
576	Sundance Cmnty Fac Dist AZ Assmt Dist Spl Assmt Rev No 3	6.500	07/01/29	499,156

8        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (Continued)
$4,810	Tucson, AZ Multi-Family Rev Hsg Catalina Asstd Living, Ser A (AMT) (a)	6.500%	07/01/31	$3,245,692
15,130	University Med Ctr Corp AZ Hosp Rev	5.000	07/01/35	14,263,202
1,150	University Med Ctr Corp AZ Hosp Rev	6.250	07/01/29	1,232,225
1,600	University Med Ctr Corp AZ Hosp Rev	6.500	07/01/39	1,716,720
5,915	Verrado Cmnty Fac Dist No 1 AZ	5.350	07/15/31	4,681,723
7,600	Verrado Cmnty Fac Dist No 1 AZ	6.500	07/15/27	7,158,440
4,000	Vistancia Cmnty Fac Dist AZ	6.750	07/15/22	4,099,680
4,000	Yavapai Cnty, AZ Indl Dev Auth Hosp Fac Rev Yavapai Regl Med Ctr, Ser A	6.000	08/01/33	4,034,040
7,200	Yavapai Cnty, AZ Indl Dev Auth Solid Waste Disp Rev Waste Mgmt Inc. Proj, Ser A-1 (AMT) (Acquired 3/24/09 and 5/11/10, Cost $5,622,846) (b)	4.900	03/01/28	6,937,272

				282,027,969

	California 10.1%
5,950	Agua Mansa, CA Indl Growth Assn Spl Tax Cmnty Fac Dist No 2002-1 (LOC: American Express Co)	6.500	09/01/33	5,816,779
1,000	Alhambra, CA Rev Atherton Baptist Homes, Ser A (GTY AGMT)	7.625	01/01/40	1,048,160
2,000	Alhambra, CA Rev Atherton Baptist Homes, Ser B	6.625	01/01/17	2,011,840
14,990	Bakersfield, CA Wastewater Rev, Ser A (d)	5.000	09/15/32	15,403,874
15,710	Bay Area Toll Auth CA Toll Brdg Rev SF Bay Area, Ser F-1 (d)	5.000	04/01/34	16,265,348
4,935	Beaumont, CA Fin Auth Loc Agy Rev, Ser A (Prerefunded @ 9/01/13)	7.000	09/01/33	5,944,257
1,000	Beaumont, CA Fin Auth Loc Agy, Ser A	5.600	09/01/25	892,960
2,000	Beaumont, CA Fin Auth Loc Agy, Ser A	5.650	09/01/30	1,721,720
2,000	Beaumont, CA Fin Auth Loc Agy, Ser A	5.700	09/01/35	1,688,680
2,875	Beaumont, CA Fin Auth Loc Agy, Ser D	5.800	09/01/35	2,683,841
4,000	Blythe, CA Redev Agy Proj	5.750	05/01/34	3,545,480
6,000	California Cnty, CA Tob Sec Agy Tob LA Cnty	5.450	06/01/28	4,717,440
5,000	California Cnty, CA Tob Sec Agy Tob LA Cnty	5.600	06/01/36	3,677,400
20,000	California Cnty, CA Tob Sec Cap Apprec Stanislaus Sub, Ser C	*	06/01/55	233,200
20,000	California Cnty, CA Tob Sec Cap Apprec Stanislaus Sub, Ser D	*	06/01/55	191,400
14,935	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.450	08/01/28	14,613,599
670	California Muni Fin Auth Ed Fac Rev High Tech High Media Arts, Ser A (f)	6.000	07/01/38	583,677
2,415	California Muni Fin Auth Ed Fac Rev High Tech High Media Arts, Ser A (f)	6.125	07/01/48	2,086,874
2,860	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (f)	6.125	07/01/38	2,534,932

9        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$2,000	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (f)	6.125%	07/01/43	$1,747,940
3,840	California Muni Fin Auth Ed Fac Rev High Tech High-Chula Vista, Ser B (f)	6.125	07/01/48	3,318,259
1,000	California Muni Fin Auth Ed Rev Amern Heritage Ed Fndtn Proj, Ser A	5.250	06/01/26	938,180
11,075	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Keller Canyon Landfill Co Proj (AMT)	6.875	11/01/27	11,092,831
15,425	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Rep Svc Inc Proj Rfdg, Ser C (AMT) (c)	5.250	06/01/23	15,858,134
4,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser C (AMT) (c)	5.125	11/01/23	4,016,000
150	California St (Prerefunded @ 9/01/10)	5.250	09/01/26	151,890
6,500	California Statewide Cmnty CA Baptist Univ, Ser A	5.500	11/01/38	5,435,625
3,000	California Statewide Cmnty Dev Auth Rev CA Statewide Inland Regl Ctr Proj	5.375	12/01/37	2,363,040
4,000	California Statewide Cmnty Dev Auth Rev Elder Care Alliance, Ser A (Prerefunded @ 11/15/12)	8.000	11/15/22	4,739,320
8,000	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (f)	5.125	04/01/37	7,169,200
3,500	California Statewide Cmnty Dev Auth Rev Lancer Ed Student Hsg Proj	5.400	06/01/17	3,420,270
1,995	California Statewide Cmnty Dev Auth Rev Notre Dame De Namur Univ	6.500	10/01/23	1,905,843
2,500	California Statewide Cmnty Dev Auth Rev Notre Dame De Namur Univ	6.625	10/01/33	2,301,950
3,500	California Statewide Cmnty Dev Auth Rev Sr Living Southn CA Presbyterian Homes	7.250	11/15/41	3,820,250
5,095	California Statewide Cmnty Dev Auth Rev Thomas Jefferson Sch of Law (Prerefunded @ 10/01/11)	7.750	10/01/31	5,577,089
5,500	California Statewide Cmnty Dev Auth San Francisco Art Inst (Acquired 7/05/02, Cost $5,500,000) (a) (b)	7.375	04/01/32	4,711,300
6,185	California Statewide Cmnty Dev Auth Spl Tax Cmnty Fac Dist 2007 1 Orinda	6.000	09/01/37	5,322,873
3,220	California Statewide Cmnty Hosp Napa Vly Proj, Ser A	7.000	01/01/34	2,946,944
5,000	California Statewide Cmntys Dev Auth Chf Irvine LLC UCI East Campus	6.000	05/15/40	5,146,350
2,500	California Statewide Cmntys Dev Auth Rev Amern Baptist Homes West	6.000	10/01/29	2,460,450
2,000	California Statewide Cmntys Dev Auth Rev Amern Baptist Homes West (GTY AGMT)	6.250	10/01/39	2,006,800

10        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$4,940	California Statewide Cmntys Dev Auth Rev Lancer Ed Student Hsg Proj	5.625%	06/01/33	$4,183,735
1,745	California Statewide Cmntys Dev Auth Rev Sr Living SC Presbyterian Homes	7.000	11/15/29	1,886,572
13,000	California Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law, Ser A	7.250	10/01/38	13,487,370
8,000	California Statewide Cmntys Dev Auth Sch Fac Rev Aspire Pub Sch (GTY AGMT)	6.375	07/01/45	8,088,960
2,735	California Statewide Cmntys Dev Auth Spl Tax Cmnty Fac Dist 2007-1 Orinda	6.000	09/01/29	2,431,935
7,610	California Statewide Cmntys Dev Auth Statewide Cmnty, Ser A	6.625	09/02/38	7,144,344
2,615	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	6.100	09/01/28	2,450,804
5,960	Carlsbad, CA Spl Tax Non Escrow Cmnty Fac 3 Impt 2	6.200	09/01/38	5,478,015
2,790	Contra Costa Cnty, CA Multi-Family Hsg Rev, Ser C (AMT) (Acquired 6/08/99, Cost $2,790,000) (b)	6.750	12/01/30	2,649,328
1,495	Corona Norco, CA Univ Sch Dist, Ser A	5.700	09/01/29	1,404,448
1,495	Corona Norco, CA Univ Sch Dist Pub Fin Auth Spl Tax Rev, Ser A	5.800	09/01/35	1,395,597
1,435	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Com	6.500	09/01/23	1,409,844
2,950	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Com	6.750	09/01/28	2,895,042
5,140	Fairfield, CA Cmnty Fac Dist Spl Tax No 2007-1 Fairfield Com	6.875	09/01/38	5,011,243
1,805	Fontana, CA Spl Tax Cmnty Fac Dist No 11, Ser B	6.500	09/01/28	1,810,722
3,695	Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra	5.850	09/01/25	3,676,192
5,000	Fontana, CA Spl Tax Cmnty Fac Dist No 22 Sierra	6.000	09/01/34	4,899,350
2,300	Foothill/Eastern Tran Corridor Agy CA Toll Rd Rev (NATL Insd)	*	01/15/18	1,375,699
10,000	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd, Ser A-1	5.000	06/01/33	7,960,300
24,290	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd, Ser A-1	5.750	06/01/47	17,811,128
37,110	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	33,577,128
40,380	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd (BHAC Insd) (d)	5.000	06/01/45	38,461,546
3,000	Hawthorne, CA Spl Tax Cmnty Fac Dist No, Ser 2006-1	5.000	09/01/30	2,092,740

11        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$2,000	Hawthorne, CA Spl Tax Cmnty Fac Dist No, Ser 2006-1	5.000%	09/01/36	$1,320,080
2,140	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/31	1,891,653
1,000	Imperial Beach, CA Pub Palm Ave Coml Redev Proj, Ser A	5.850	06/01/28	902,190
3,000	Imperial Beach, CA Pub Palm Ave Coml Redev Proj, Ser A	6.000	06/01/33	2,694,000
3,500	Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area, Ser B (Prerefunded @ 8/15/14)	6.375	08/15/33	4,189,535
1,435	Indio, CA Redev Agy Tax Alloc Sub Merged Proj Area, Ser B (Prerefunded @ 8/15/14)	6.500	08/15/34	1,655,258
4,000	Jurupa, CA Cmnty Svc Dist Spl Cmnty Fac Dist No 4, Ser A	5.700	09/01/34	3,715,360
4,500	La Verne, CA Ctf Partn Brethren Hillcrest Home, Ser B	6.625	02/15/25	4,510,215
1,000	Lee Lake Wtr Dist CA Cmnty Fac Dist No 1 Spl Tax Sycamore Creek	6.000	09/01/33	902,760
655	Los Angeles, CA Cmnty Fac Dist Spl Tax No 3 Cascades Business Pk	6.400	09/01/22	655,072
7,445	Millbrae, CA Residential Fac Rev Magnolia of Millbrae Proj, Ser A (AMT)	7.375	09/01/27	7,361,542
5,515	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (f)	6.500	03/01/28	5,188,457
1,000	Murrieta, CA Cmnty Fac Dist No 2 the Oaks Impt Area, Ser B	6.000	09/01/27	942,530
2,000	Murrieta, CA Cmnty Fac Dist No 2 the Oaks Impt Area, Ser B	6.000	09/01/34	1,830,820
3,645	Norco, CA Spl Tax Cmnty Fac Dist No 01-1 (Prerefunded @ 9/01/12)	6.750	09/01/22	4,209,392
1,000	Northstar Cmnty Svc Dist CA Spl Tax Cmnty Fac Dist No 1	5.450	09/01/28	876,580
935	Oakley, CA Pub Fin Auth Rev	6.000	09/02/28	857,320
935	Oakley, CA Pub Fin Auth Rev	6.000	09/02/34	835,441
1,000	Palmdale, CA Spl Tax Cmnty Fac 03-1 Anaverde A	5.350	09/01/30	865,130
1,100	Palmdale, CA Spl Tax Cmnty Fac 03-1 Anaverde A	5.400	09/01/35	931,777
5,000	Perris, CA Cmnty Fac Dist Spl Tax No 01-2, Ser A	6.375	09/01/32	4,697,550
1,710	Perris, CA Pub Fin Auth Loc Agy Rev, Ser D	7.875	09/01/25	1,711,659
2,350	Perris, CA Pub Fin Auth Rev Tax Alloc	5.350	10/01/36	1,966,785
4,390	Placentia, CA Pub Fin Auth Lease Rev Working Cap Fin	7.500	06/01/19	4,436,622
5,310	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	4,369,705

12        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$2,000	Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1 Sunridge Anatolia	5.500%	09/01/37	$1,709,820
1,045	Rancho Cordova Cmnty Fac Dist CA Spl Tax No 2003-1 Sunridge Anatolia	6.000	09/01/28	1,016,670
2,000	Riverside, CA Univ Sch Dist Tax Cmnty Fac Dist 15 Impt Area 1	5.550	09/01/30	1,821,800
1,845	Riverside, CA Univ Sch Dist Tax Cmnty Fac Dist 15 Impt Area 1	5.600	09/01/34	1,663,784
2,500	Roseville, CA Spl Tax Fountain Cmnty Fac Dist No 1	6.125	09/01/38	2,363,725
10,275	Sacramento, CA Muni Util Dist Elec Rev, Ser U (AGM Insd) (d)	5.000	08/15/25	11,137,381
5,000	Sacramento, CA Muni Util Dist Elec Rev, Ser U (AGM Insd) (d)	5.000	08/15/26	5,339,600
5,000	Sacramento, CA Muni Util Dist Elec Rev, Ser U (AGM Insd) (d)	5.000	08/15/27	5,375,800
11,110	Sacramento Cnty, CA Spl Tax Cmnty Fac Dist No 05-2, Ser A	6.000	09/01/37	9,274,184
1,000	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D	6.250	08/01/28	1,065,240
1,000	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D	6.500	08/01/30	1,072,690
1,000	San Francisco, CA City & Cnty Redev Fin Auth Tax Alloc Mission Bay South Redev, Ser D	6.625	08/01/39	1,071,470
13,000	San Gorgonio Calif Mem Hlthcare Election 2006, Ser C	7.200	08/01/39	14,367,210
2,000	San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101	6.600	09/01/27	2,007,840
2,630	San Jose, CA Cmnty Fac Dist Spl Tax No 9 Bailey Hwy 101	6.650	09/01/32	2,593,601
14,123	San Jose, CA Multi-Family Hsg Rev Helzer Courts Apt Proj, Ser A (AMT) (a)	6.400	12/01/41	11,841,006
3,000	San Marcos, CA Pub Fac Auth Spl Tax Rev, Ser A	5.650	09/01/36	2,762,400
3,500	Santa Cruz Cnty, CA Redev Agy Tax Alloc Live Oak Soquel Cmnty Impt, Ser A	7.000	09/01/36	3,908,835
19,000	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/36	1,891,640
15,395	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/41	916,002
30,000	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser A	*	06/01/47	998,100
75,000	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser C	*	06/01/56	792,000
25,000	Silicon Vly Tob Sec Auth CA Tob Settlement Rev, Ser D	*	06/01/56	215,750

13        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$18,085	Southern CA Logistics Arpt Auth Cap Apprec Bds, Ser A	*	12/01/45	$1,207,174
18,085	Southern CA Logistics Arpt Auth Cap Apprec Bds, Ser A	*	12/01/46	1,115,845
18,085	Southern CA Logistics Arpt Auth Cap Apprec Bds, Ser A	*	12/01/47	1,031,388
18,085	Southern CA Logistics Arpt Auth Cap Apprec Bds, Ser A	*	12/01/48	952,718
18,085	Southern CA Logistics Arpt Auth Cap Apprec Bds, Ser A	*	12/01/49	880,197
18,085	Southern CA Logistics Arpt Auth Cap Apprec Bds, Ser A	*	12/01/50	815,091
1,475	Southern CA Logistics Arpt Auth, Ser A	6.000%	12/01/33	1,310,715
4,400	Southern CA Logistics Arpt Auth, Southn CA Logistics Arpt	6.150	12/01/43	4,428,820
15,160	Sweetwater, CA Un High Sch Dist Election 2000, Ser C (AGM Insd) (d)	5.000	08/01/29	15,537,484
7,000	Temecula, CA Pub Fin Auth Spl Tax Roripaugh Cmnty Fac Dist 03 2	5.500	09/01/36	3,626,350
10,000	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.500	06/01/45	7,066,800
35,000	Tobacco Sec Auth Southn CA Tob Settlement Cabs First Sub	*	06/01/46	1,254,750
27,200	Tobacco Sec Auth Southn CA Tob Settlement Cabs Second Sub	*	06/01/46	926,160
47,000	Tobacco Sec Auth Southn CA Tob Settlement Cabs Third Sub	*	06/01/46	1,334,330
15,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	11,367,900
18,190	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	12,025,591
1,600	Turlock, CA Hlth Fac Rev Emanuel Med Ctr Inc	5.375	10/15/34	1,414,928
2,000	Upland, CA Cmnty Fac Dist 2003 San Antonio Impt, Ser 1A	5.900	09/01/24	1,978,920
3,000	Upland, CA Cmnty Fac Dist 2003 San Antonio Impt, Ser 1A	6.000	09/01/34	2,884,920
535	Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev Jr Lien Rfdg	6.000	10/01/21	534,947
7,115	Val Verde, CA Uni Sch Dist Fin Auth Spl Tax Rev Jr Lien Rfdg	6.250	10/01/28	7,037,802
4,410	Vallejo, CA Pub Fin Auth Loc Hiddenbrooke Impt Dist, Ser A	5.800	09/01/31	3,837,317
4,900	Woodland, CA Spl Tax Cmnty Fac Dist 1 Spring Lake	6.250	09/01/34	4,521,377

14        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (Continued)
$1,060	Yuba City, CA Redev Agy Tax Hsg Set Aside, Ser B	6.000%	09/01/31	$900,110
1,880	Yuba City, CA Redev Agy Tax Hsg Set Aside, Ser B	6.000	09/01/39	1,541,675
1,800	Yuba City, CA Redev Agy Tax Proj, Ser A	6.000	09/01/31	1,528,488

				593,479,819

	Colorado 3.3%
2,175	Antelope Heights Metro Dist CO (Prerefunded @ 12/01/13)	8.000	12/01/23	2,693,542
1,155	Arvada, CO Multi-Family Rev Hsg Arvada Nightingale Proj Rfdg (AMT) (Acquired 4/16/99, Cost $1,155,000) (a) (b)	6.250	12/01/18	1,155,046
2,120	Beacon Pt Metro Dist CO, Ser A	6.125	12/01/25	1,934,945
2,010	Beacon Pt Metro Dist CO, Ser A	6.250	12/01/35	1,746,549
2,025	Bradburn Met Dist No 3 CO Rfdg	7.500	12/01/39	2,036,725
1,805	Briargate Ctr Business Impt Dist CO, Ser A	7.450	12/01/32	1,691,447
3,500	Bromley Pk Metro Dist CO No 2, (Prerefunded @ 12/01/12)	8.050	12/01/32	4,194,785
3,000	Bromley Pk Metro Dist CO No 2, Ser B (Prerefunded @ 12/01/12)	8.050	12/01/32	3,595,530
4,410	Broomfield Vlg Metro Dist No 2 CO Impt Rfdg	6.250	12/01/32	3,586,873
500	Castle Oaks Metro Dist CO Ltd Tax	6.000	12/01/25	411,645
536	Castle Oaks Metro Dist CO Ltd Tax	6.125	12/01/35	412,264
1,700	Colorado Ed & Cultural Fac Auth Rev Charter Sch Brighton Sch Proj	6.000	11/01/36	1,072,513
309	Colorado Ed & Cultural Fac Auth Rev Charter Sch Frontier Academy (Prerefunded @ 6/01/11)	7.250	06/01/20	326,369
4,835	Colorado Ed & Cultural Fac Auth Rev Charter Sch Frontier Academy (Prerefunded @ 6/01/11)	7.375	06/01/31	5,166,391
1,005	Colorado Ed & Cultural Fac Auth Rev Denver Academy Rfdg, Ser A	7.000	11/01/23	1,048,878
810	Colorado Ed & Cultural Fac Auth Rev Denver Academy Rfdg, Ser A	7.125	11/01/28	839,881
1,785	Colorado Ed & Cultural Fac Montessori Sch of Denver Proj (a)	7.500	06/01/22	1,840,567
1,000	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.200	07/01/22	924,550
3,875	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	3,493,894
6,930	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	5,514,478
6,000	Colorado Hlth Fac Auth Rev Amern Baptist Home, Ser A	5.900	08/01/37	5,006,460
6,375	Colorado Hlth Fac Auth Rev Hlth Care Fac Amern Baptist, Ser A	7.750	08/01/39	6,565,549

15        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (Continued)
$9,660	Colorado Hlth Fac Auth Rev Hosp Vly View Assn Proj	5.250%	05/15/42	$9,186,853
85	Colorado Hsg Fin Auth Single Family Pgm Sr B2 (AMT)	6.800	04/01/30	87,203
2,910	Confluence Metro Dist, CO Tax Supported Rev	5.400	12/01/27	2,174,934
6,000	Confluence Metro Dist, CO Tax Supported Rev	5.450	12/01/34	4,201,500
7,250	Copperleaf Met Dist No 2 CO	5.950	12/01/36	4,993,510
2,940	Cross Creek Met Dist No 2 CO Ltd Tax Rfdg	6.125	12/01/37	2,125,267
5,000	Denver, CO Convention Ctr Hotel Auth Rev Rfdg (Syncora Gtd)	5.000	12/01/35	4,351,100
1,275	Eagle Cnty, CO Air Term Corp, Ser A (AMT)	7.000	05/01/21	1,253,860
990	Eagle Cnty, CO Air Term Corp, Ser A (AMT)	7.125	05/01/31	924,888
2,930	Eagle Riverview Affordable Hsg Corp CO Multi-Family Rev, Ser A	6.300	07/01/29	2,883,823
5,000	Elbert & Hwy 86 Coml Metro Dist
	Pub Impt Fee Rev, Ser A	7.500	12/01/32	4,363,250
2,500	Elk Valley, CO Pub Impt Fee, Ser A	7.300	09/01/22	2,474,125
3,000	Elk Valley, CO Pub Impt Fee, Ser A	7.350	09/01/31	2,810,100
4,000	Fitzsimons Vlg Met Dist No 1 CO Tax increment Pub Impt, Ser A	7.500	03/01/40	4,048,920
5,300	Fronterra Vlg Metro Dist CO (Prerefunded @ 12/01/11)	8.050	12/01/31	5,967,482
2,300	High Plains Metro Dist CO, Ser A	6.125	12/01/25	1,883,585
4,000	High Plains Metro Dist CO, Ser A	6.250	12/01/35	3,044,440
510	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser A (a) (e) (j)	6.750	10/01/14	241,612
5,460	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser A (AMT) (a) (e) (j)	7.000	10/01/18	2,586,675
135	Lafayette, CO Indl Dev Rev Rocky Mtn Instr Proj, Ser B (a) (j)	6.125	10/01/08	64,125
9,885	Lake Creek Affordable Hsg Corp Hsg Proj Rfdg, Ser A	6.250	12/01/23	10,012,319
6,250	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.125	12/01/30	6,266,688
5,550	Lincoln Pk, CO Metro Dist Rfdg & Impt	6.200	12/01/37	5,506,544
6,810	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg (a)	5.900	10/01/37	5,858,166
6,200	Montrose Cnty, CO Hlthcare Fac Rev Homestead at Montrose, Ser A	7.000	02/01/38	6,131,862
4,185	Montrose, CO Mem Hosp Brd	6.000	12/01/28	4,048,904
3,000	Montrose, CO Mem Hosp Brd	6.000	12/01/33	2,862,120
1,500	Neu Towne, CO Metro Dist (a) (g)	7.250/1.800	12/01/34	434,250
2,740	North Range Metro Dist No 1 CO Ltd Tax (Prerefunded @ 12/15/11) (Acquired 12/07/01, Cost $2,658,649) (b)	7.250	12/15/31	3,005,972
1,830	North Range Metro Dist No 2 CO Ltd Tax	5.500	12/15/27	1,513,227

16        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (Continued)
$1,200	North Range Metro Dist No 2 CO Ltd Tax	5.500%	12/15/37	$926,592
3,500	Northwest, CO Metro Dist No 3 Ltd Tax	6.125	12/01/25	2,919,980
6,450	Northwest, CO Metro Dist No 3 Ltd Tax	6.250	12/01/35	5,045,771
6,160	Rampart Range Metro Dist No 1 Co Rev Rampart Range Metro Dist No 2 Proj (Prerefunded @ 12/01/11)	7.750	12/01/26	6,785,117
1,715	Rendezvous Residential Metro Dist CO (Prerefunded @ 12/01/13)	8.000	12/01/21	2,042,033
2,000	Serenity Ridge, CO Metro Dist No 2 (a) (g)	7.500/3.750	12/01/34	895,200
1,468	Skyland Metro Dist CO Gunnison Cnty Rfdg	6.750	12/01/22	1,467,927
520	Snowmass Vlg, CO Multi-Family Hsg Rev Rfdg, Ser A	8.000	09/01/14	520,125
2,000	Southlands, CO Med Dist Metro Dist No 1 (Prerefunded @ 12/01/14)	7.125	12/01/34	2,487,260
1,000	Southlands Metro Dist No 1 CO (Prerefunded @ 12/01/14)	7.000	12/01/24	1,238,700
5,985	Tallgrass Metro Dist CO Rfdg & Impt	5.250	12/01/37	4,642,445
637	Tallyns Reach Metro Dist No 2	6.375	12/01/23	647,262
925	Tallyns Reach Metro Dist No 3	6.625	12/01/23	947,145
1,000	Tallyns Reach Metro Dist No 3	6.750	12/01/33	1,013,330
1,000	Vista Ridge Metro Dist CO Rfdg Ltd Tax Sub, Ser B	6.625	12/01/40	825,410

				192,970,482

	Connecticut 0.5%
3,405	Connecticut St Dev Auth First Mtg Gross Rev Hlthcare Proj The Elm Pk Baptist Inc Proj	5.850	12/01/33	3,250,413
3,000	Connecticut St Dev Auth Indl Afco Cargo Bldg LLC Proj (AMT)	8.000	04/01/30	2,859,570
3,660	Connecticut St Hlth & Ed Fac Auth Rev Saint Mary’s Hosp Issue, Ser E	5.875	07/01/22	3,492,884
4,405	Georgetown Spl Taxing Dist Ser A (Acquired 11/16/06, Cost $4,405,000) (b)	5.125	10/01/36	2,256,593
1,435	Greenwich, CT Hsg Auth Multi-Family Rev Hsg Greenwich Close, Ser B (a)	7.500	09/01/27	1,435,143
2,180	Hamden, CT Fac Rev Whitney Ctr Proj, Ser A	7.625	01/01/30	2,241,520
5,250	Hamden, CT Fac Rev Whitney Ctr Proj, Ser A	7.750	01/01/43	5,519,378
2,000	Hamden, CT Fac Rev Whitney Ctr Proj, Ser C (c)	7.250	01/01/43	2,052,300
890	Manchester, CT Redev Agy Multi-Family Mtg Rev Bennet Hsg Dev Rfdg (Acquired 9/05/96, Cost $825,128) (a) (b)	7.200	12/01/18	904,792
2,418	New Britain, CT Hsg Auth Multi-Family Rev Hsg Franklin Square Manor Proj (AMT) (a)	7.000	07/01/21	2,531,767

				26,544,360

17        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Delaware 0.1%
$850	Sussex Cnty, DE Rev Adj First Mtg Cadbury Lewes, Ser A	5.900%	01/01/26	$709,027
1,000	Sussex Cnty, DE Rev Adj First Mtg Cadbury Lewes, Ser A	6.000	01/01/35	788,010
4,625	Wilmington, DE Multi-Family Rent Rev Hsg Electra Arms Sr Assoc Proj (AMT) (a)	6.250	06/01/28	3,941,518

				5,438,555

	District of Columbia 1.3%
5,000	District of Columbia Hosp Rev Sibley Mem Hosp	6.500	10/01/29	5,491,250
16,165	District of Columbia Income Tax Rev Rfdg, Ser B (d)	5.000	12/01/25	18,021,874
2,545	District of Columbia Rev Methodist Home Issue	6.000	01/01/29	2,331,755
85	District of Columbia Rfdg, Ser A-1 (NATL Insd) (h)	6.500	06/01/10	85,043
4,935	District of Columbia Tob Settlement Fin Corp	6.500	05/15/33	4,842,617
27,880	District of Columbia Tob Settlement Fin Corp, Ser A	*	06/15/46	996,152
135,320	District of Columbia Tob Settlement Fin Corp, Ser C	*	06/15/55	1,461,456
40,695	Metropolitan Washington DC Arpt Auth Sys, Ser B (AGM Insd) (AMT) (d)	5.000	10/01/36	40,699,069

				73,929,216

	Florida 12.5%
7,500	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	6,566,550
16,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	13,803,040
8,685	Anthem Pk Cmnty Dev Dist FL Cap Impt Rev	5.800	05/01/36	4,890,602
1,945	Bainebridge Cmnty Dev Dist FL Spl Assmt	5.500	05/01/38	1,289,963
9,565	Bartram Pk Cmnty Dev Dist FL Assmt	5.400	05/01/37	7,760,371
1,300	Bay Laurel Ctr Cmnty Dev Dist FL Spl Assmt Candler	5.450	05/01/37	1,005,771
1,340	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	1,180,955
1,500	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	1,298,040
8,910	Beacon Lakes, FL Cmnty Dev, Ser A	6.900	05/01/35	8,836,047
4,335	Beeline Cmnty Dev Dist FL Spl Assmt, Ser A	7.000	05/01/37	4,392,395
1,000	Bellalago Ed Fac Benefits, Ser A	6.000	05/01/33	883,480
1,845	Bellalago Ed Fac Benefits, Ser B	5.800	05/01/34	1,583,877
4,080	Bloomingdale, FL Cmnty Dev Dist Spl Assmt Rev	5.875	05/01/36	3,654,578
2,790	Bluewaters Cmnty Dev Dist of FL	6.000	05/01/35	2,740,310
3,335	Boca Raton, FL Hsg Auth Mtg Hsg First Lien Banyan Pl Sr Apts Rfdg (Acquired 3/23/06, Cost $3,260,938) (b)	5.800	10/01/26	2,873,069

18        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$4,705	Boca Raton, FL Hsg Auth Mtg Hsg First Lien Banyan Pl Sr Apts Rfdg (Acquired 3/23/06, Cost $4,641,040) (b)	5.900%	10/01/36	$3,840,456
3,000	Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt	7.375	05/01/34	2,736,210
7,500	Bonnet Creek Resort Cmnty Dev Dist FL Spl Assmt	7.500	05/01/34	6,937,950
1,500	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	5.000	04/01/36	1,414,830
1,960	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	7.000	04/01/33	2,182,362
1,865	Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac Rev Hlth First Inc Proj	7.000	04/01/39	2,066,886
11,760	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	10,655,501
7,555	Broward Cnty, FL Professional Sports Fac Tax Rev Civic Arena Proj Rfdg, Ser A (AGM Insd) (d)	5.000	09/01/24	7,930,786
7,910	Broward Cnty, FL Professional Sports Fac Tax Rev Civic Arena Proj Rfdg, Ser A (AGM Insd) (d)	5.000	09/01/25	8,267,927
5,000	Buckeye Pk Cmnty Dev Dist FL Cap Impt Rev, Ser A (a)	7.875	05/01/38	2,249,550
3,465	Capital Reg Cmnty Dev Dist FL Rev Cap Impt, Ser A	7.000	05/01/39	3,265,070
3,200	Capital Tr Agy FL Rev Ft Lauderdale Proj (AMT)	5.750	01/01/32	2,825,568
2,500	Capital Tr Agy FL Rev Sub Orlando Proj (AMT)	6.750	01/01/32	2,242,050
735	Caribe Palm Cmnty Dev Dist FL Spl Assmt, Ser A	5.850	05/01/35	707,026
2,910	Championsgate Cmnty Dev Dist, Ser A	6.250	05/01/20	2,563,623
3,645	Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg	6.250	08/15/23	3,703,794
5,840	Citrus Cnty, FL Hosp Brd Rev Citrus Mem Hosp Rfdg	6.375	08/15/32	5,900,794
11,390	City Ctr Cmnty Dev Dist FL Spl Assmt Rev, Ser A (e)	6.000	05/01/38	5,034,722
1,990	City Ctr Cmnty Dev Dist FL Spl Assmt Rev, Ser A (e)	6.125	05/01/36	880,575
2,825	Connerton West Cmnty Dev Dist FL Cap Impt Rev, Ser B (a) (e)	5.125	05/01/16	1,087,625
4,950	Connerton West Cmnty Dev FL, Ser A (a) (e)	5.375	05/01/37	2,068,556
1,980	Connerton West Cmnty Dev FL, Ser A (a)	5.950	05/01/36	1,330,461
3,980	Cutler Cay, FL Cmnty Dev Dist	6.125	05/01/24	4,017,571
4,880	Cutler Cay, FL Cmnty Dev Dist	6.300	05/01/34	4,881,757
7,620	Double Brn Cmnty Dev Dist FL Spl Assmt, Ser A	6.700	05/01/34	7,867,955
5,690	Escambia Cnty, FL Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A (AMT)	5.000	08/01/26	5,182,566
9,250	Escambia Cnty, FL Environmental, Ser A (AMT)	5.750	11/01/27	9,129,380

19        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$1,160	Escambia Cnty, FL Rev ICF/MR Pensacola Care Dev Ctr (a)	10.250%	07/01/11	$1,162,749
500	Escambia Cnty, FL Rev ICF/MR Pensacola Care Dev Ctr, Ser A (a)	10.250	07/01/11	501,185
4,900	Fiddlers Creek Cmnty Dev Dist (a) (e)	6.000	05/01/38	1,861,510
10,000	Fiddlers Creek Cmnty Dev Dist No 2 FL Spl Assmt Rev, Ser A (Acquired 5/28/03, Cost $9,965,746) (b) (e)	6.375	05/01/35	3,999,000
7,020	Florida Hsg Fin Corp Multi-Family Rev Hsg Whistlers Cove, Ser T1	6.000	01/01/39	6,102,767
7,020	Florida Hsg Fin Corp Multi-Family Rev Hsg Whistlers Cove, Ser T2	6.500	01/01/39	1,755,000
8,085	Florida Hsg Fin Corp Rev Hsg Beacon Hill Apt, Ser C (AMT) (a)	6.610	07/01/38	7,012,444
15,700	Florida Hsg Fin Corp Rev Hsg Cypress Trace Apt, Ser G (AMT) (a)	6.600	07/01/38	13,345,000
11,145	Florida Hsg Fin Corp Rev Hsg Westbrook Apt, Ser U (AMT) (a)	6.450	01/01/39	9,929,638
10,130	Florida Hsg Fin Corp Rev Hsg Westchase Apt, Ser B (AMT) (a)	6.610	07/01/38	6,844,031
2,480	Fontainbleau Lakes, FL Cmnty Dev Dist, Ser A	6.000	05/01/38	1,240,000
2,450	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser A-1 (a) (e)	5.250	05/01/39	1,053,500
3,110	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser A-2 (a) (e)	5.250	05/01/39	1,337,300
7,000	Gramercy Farms Cmnty Dev Dist FL Spl Assmt, Ser B (a) (e)	5.100	05/01/14	3,080,000
4,000	Grand Bay at Doral Cmnty Dev Dist FL, Ser B	6.000	05/01/17	2,480,240
1,960	Greyhawk Landing Cmnty Dev Dist FL Spl Assmt Rev, Ser A	7.000	05/01/33	1,965,998
2,420	Hammock Bay Cmnty Dev Dist FL Spl Assmt Rev, Ser A	6.125	05/01/35	2,369,930
1,390	Harbour Isles Cmnty Dev Dist of FL	6.125	05/01/35	1,047,990
1,430	Hawks Pt Cmnty Dev Dist FL Spl Assmt Hawk’s Point Cmnty Dev A	5.300	05/01/39	980,623
450	Heritage Hbr Cmnty Dev Dist FL Rev Rec	7.750	05/01/23	362,137
3,850	Highlands, FL Cmnty Dev Dist Spl Assmt (e)	5.550	05/01/36	1,985,522
7,000	Hillsborough Cnty, FL Hsg Fin Hsg Clipper Cove Apt Proj, Ser A (AMT) (a)	7.375	07/01/40	6,439,440
11,500	Hillsborough Cnty, FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Proj	5.250	10/01/41	11,205,945
2,000	Hillsborough Cnty, FL Indl Dev Auth Indl Dev Rev Hlth Fac	8.000	08/15/32	2,289,780
10,000	Hillsborough Cnty, FL Indl Dev Auth Indl Dev Rev Hlth Fac Univ Cmnty Hosp, Ser A	5.625	08/15/29	9,730,200

20        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$1,765	Islands at Doral FL (Prerefunded @ 5/01/13)	6.375%	05/01/35	$2,010,635
3,720	Islands at Doral III Cmnty 2004, Ser A	5.900	05/01/35	2,671,592
1,000	Islands at Doral NE Cmnty Dev	6.250	05/01/34	980,490
16,000	Jacksonville, FL Econ Dev Commn Hlthcare Fac Rev FL Proton Therapy Inst Rfdg (Acquired 8/09/07, 9/10/08, 8/13/09 and 4/01/10, Cost $15,238,832) (b)	6.250	09/01/27	16,086,080
3,190	Kendall Breeze Cmnty Dev Dist	6.625	11/01/33	3,653,092
2,090	Kendall Breeze Cmnty Dev Dist	6.700	11/01/23	2,351,125
1,425	Kendall Breeze West Cmnty Dev Dist FL Spl Assmt	5.875	05/01/34	1,327,330
2,250	Lakeland, FL Retirement Cmnty 1st Mtg Carpenters Acc Inv Rfdg (Acquired 4/25/08, Cost $2,250,000) (b)	6.375	01/01/43	2,119,500
1,000	Lakeside Landings Cmnty Dev Dist FL Spl Assmt, Ser A (e)	5.500	05/01/38	428,400
1,940	Lakeside Landings Cmnty Dev Dist FL Spl Assmt, Ser B (e)	5.250	05/01/13	831,096
8,250	Landmark at Doral Cmnty Dev Dist FL Spl Assmt, Ser B (e)	5.200	05/01/15	2,712,023
13,320	Landmark at Doral Cmnty Dev, Ser A (e)	5.500	05/01/38	4,379,749
4,150	Lee Cnty, FL Indl Dev Auth Hlthcare Cypress Cove Hlthpk, Ser A	6.375	10/01/25	3,786,917
8,000	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Cypress Cove Hlthpk, Ser A	6.750	10/01/32	7,538,640
3,810	Lee Cnty, FL Indl Dev Auth Hlthcare Fac Rev Shell PT/Alliance Oblig Group	5.125	11/15/36	3,139,821
5,000	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.250	06/15/27	4,141,000
5,000	Lee Cnty, FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn, Ser A	5.375	06/15/37	3,895,100
8,595	Leon Cnty, FL Ed Fac Auth Rev Southgate Residence Hall Rfdg, Ser A (a)	6.750	09/01/28	7,280,996
2,715	Marshall Creek Cmnty Dev Dist FL Spl Assmt, Ser A	7.650	05/01/32	2,716,195
2,265	Meadow Woods Cmnty Dev Dist FL, Ser A	6.050	05/01/35	1,191,390
100	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Proj	5.375	11/15/18	98,036
7,500	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Rfdg (Acquired 4/26/04, Cost $7,243,444) (b)	6.750	11/15/29	7,594,500
12,345	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr FL Rfdg (Acquired 9/09/08, 9/24/09 and 9/29/09 Cost $12,486,060) (b)	6.750	11/15/21	12,765,841

21        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$3,465	Miami Beach, FL Hlth Fac Auth Hosp Rev Mt Sinai Med Ctr, Ser A	6.800%	11/15/31	$3,482,741
16,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt, Ser A (AGL Insd) (AMT) (d)	5.250	10/01/33	16,587,450
15,210	Miami-Dade Cnty, FL Bldg Better Cmnty Prog, Ser A (AGL Insd) (d)	5.000	07/01/30	15,898,861
5,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd) (d)	5.250	05/01/26	5,336,800
10,000	Miami-Dade Cnty, FL Sch Brd Ctf Partn, Ser B (AGL Insd) (d)	5.250	05/01/27	10,625,100
4,340	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	4,220,216
8,445	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.250	05/01/37	8,074,602
6,285	Midtown Miami, FL Cmnty Dev, Ser B	6.500	05/01/37	6,205,935
4,625	Miromar Lakes Cmnty Dev Dist Rfdg, Ser B	7.250	05/01/12	4,534,211
1,575	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	5.250	08/15/13	1,578,071
3,000	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	5.750	08/15/18	2,960,190
3,000	Mount Dora, FL Hlth Fac Auth Wtrman Vlg Proj Rfdg, Ser A	6.750	08/15/25	2,886,690
275	North Broward, FL Hosp Dist Rev Impt (Prerefunded @ 1/15/11)	6.000	01/15/31	287,381
1,083	North Springs, FL Impt Dist Spl Assmt Rev	7.000	05/01/19	1,083,682
2,500	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 16 Rfdg	7.000	08/01/32	2,499,650
2,880	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 16 Rfdg	7.500	08/01/24	2,885,616
4,160	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 2A	6.400	08/01/33	4,163,702
1,500	Northern Palm Beach Cnty Impt Dist FL Impt Wtr Ctl & Impt Unit Dev No 43 (Prerefunded @ 8/01/11)	6.125	08/01/31	1,610,070
1,645	Oak Creek Cmnty Dev Dist FL Spl Assmt	5.800	05/01/35	1,308,318
2,750	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	2,281,373
7,450	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/38	5,939,066
2,200	Orange Cnty, FL Hlth Fac Auth Rev Hlthcare Orlando Lutheran Rfdg	5.375	07/01/20	2,025,804
2,000	Orange Cnty, FL Hlth Fac Auth Rev Hosp Adventist Hlth Sys (Prerefunded @ 11/15/10)	6.500	11/15/30	2,076,020
4,000	Orange Cnty, FL Hlth Fac Auth Rev Rfdg Hlthcare Orlando Lutheran	5.700	07/01/26	3,591,280

22        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$4,000	Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care	6.600%	04/01/24	$4,000,960
2,500	Orange Cnty, FL Hlth Fac Auth Rev Westminster Cmnty Care	6.750	04/01/34	2,437,600
245	Orange Cnty, FL Hlth Fac Auth Westminster Cmnty Care	6.500	04/01/12	246,521
1,960	Orange Cnty, FL Hsg Fin Auth Hsg Alhambra Trace Apt Proj, Ser C	7.000	04/01/28	2,021,387
3,855	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Governors Manor Apt F-4	7.250	10/01/31	3,861,438
810	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Davis Apt Proj F-1	7.250	10/01/31	811,353
220	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Jennie Phase I Proj F-2	7.250	10/01/31	220,367
810	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Lake Jennie Phase II Proj F-3	7.250	10/01/31	811,353
325	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Hsg Mellonville Trace Apt F-5	7.250	10/01/31	325,543
2,535	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 6/19/95, 11/24/99, and 3/31/00, Cost $2,550,979) (b)	7.000	10/01/25	2,614,954
1,185	Orange Cnty, FL Hsg Fin Auth Multi-Family Rev Mtg Hands Inc Proj, Ser A (Acquired 6/19/95, Cost $1,185,000) (b)	7.000	10/01/15	1,223,678
1,920	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (e)	6.125	05/01/35	907,373
9,135	Palm Beach Cnty, FL Hsg Fin Auth Multi-Family Hsg Lake Delray Apt Proj, Ser A (AMT)	6.400	01/01/31	7,873,731
4,795	Palm Coast Pk Cmnty Dev Dist FL Spl Assmt Rev	5.700	05/01/37	2,890,522
2,720	Parklands Lee Cmnty Dev Dist FL Spl Assmt, Ser A (e)	5.800	05/01/35	1,273,259
3,615	Parklands West Cmnty Dev Dist Spl Assmt, Ser A	6.900	05/01/32	3,523,215
1,090	Pentathlon Cmnty Dev Dist Spl Assmt Rev FL	6.700	11/01/23	1,112,705
1,700	Pentathlon Cmnty Dev Dist Spl Assmt Rev FL	6.750	11/01/33	1,721,369
14,825	Pier Pk, FL Cmnty Dev Dist, Ser 1	7.150	05/01/34	14,706,400
2,805	Pine Air Lakes Cmnty Dev Dist FL Spl Assmt Rev	7.250	05/01/33	2,811,339
3,205	Pine Is Cmnty Dev Dist FL Spl Assmt	5.750	05/01/35	2,164,753
1,645	Pine Ridge Plantation Cmnty, Ser A	5.400	05/01/37	1,061,650
7,315	Pinellas Cnty, FL Ed Fac Auth
	Clearwater Christian College, Ser A (Acquired 9/05/01, Cost $6,993,214) (b)	7.250	09/01/31	5,963,261
5,580	Pinellas Cnty, FL Hlth Fac Auth Oaks of Clearwater Proj	6.250	06/01/34	5,660,408
7,025	Poinciana Cmnty Dev Dist FL Spl Assmt, Ser A	7.125	05/01/31	7,025,141
840	Poinciana West Cmnty Dev Dist	5.875	05/01/22	772,976

23        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$1,495	Poinciana West Cmnty Dev Dist FL Spl Assmt	6.000%	05/01/37	$1,315,645
6,520	Port Saint Lucie, FL Spl Assmt Rev Glassman Spl Assmt Dist, Ser C	6.750	07/01/23	6,615,322
4,300	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	2,406,968
6,740	Reunion West Cmnty Dev Dist FL Spl Assmt	6.250	05/01/36	2,794,876
4,520	Saddlebrook, FL Cmnty, Ser A	6.900	05/01/33	4,567,324
5,390	Saint John’s Cnty, FL Indl Dev Auth First Mtg Rev Presbyterian Ret, Ser A	5.625	08/01/34	5,042,183
7,850	Saint John’s Cnty, FL Indl Dev Auth Hlthcare Glenmoor Proj, Ser A	5.375	01/01/40	5,738,193
8,500	Sarasota Natl Cmnty Dev Dist FL Spl Assmt (e)	5.300	05/01/39	2,124,150
2,715	Sausalito Bay Cmnty Dev Dist FL Spl Assmt	6.200	05/01/35	2,674,221
5,350	Seminole Tribe FL Spl Oblig Rev, Ser A (f)	5.500	10/01/24	5,065,166
2,700	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	1,678,806
4,785	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	6.400	05/01/34	4,744,184
1,825	Silver Palms Cmnty Dev Dist	5.900	05/01/34	1,757,074
5,000	Six Mile Creek Cmnty Dev Dist FL Cap Impt Rev	5.875	05/01/38	1,909,850
1,300	South Dade Venture Cmnty Dev	6.125	05/01/34	1,275,144
4,380	South Dade Venture Cmnty Dev	6.900	05/01/33	4,406,499
2,115	South Lake Cnty Hosp Dist FL
	South Lake Hosp Inc	6.375	10/01/28	2,146,767
3,995	South Lake Cnty Hosp Dist FL South Lake Hosp Inc	6.375	10/01/34	4,028,558
1,410	South Vlg Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.700	05/01/35	1,012,704
1,500	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	1,406,175
2,870	Stonebrier Cmnty Dev Dist FL	5.500	05/01/37	1,837,805
4,775	Stonegate Cmnty Dev Dist FL Spl Assmnt Rev	8.125	05/01/39	5,077,067
3,545	Sweetwater Creek Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.500	05/01/38	1,871,937
11,875	Tallahassee, FL Hlth Fac Rev Tallahassee Mem Hlthcare Proj	6.375	12/01/30	11,889,844
1,305	Tamarac, FL Indl Dev Rev Sun Belt Precision Prods Inc (AMT)	6.500	08/01/17	1,046,166
13,440	Tampa Bay Wtr FL Util Sys Rev Rfdg & Impt, Ser A (NATL Insd) (d)	6.000	10/01/29	16,379,194
985	Tolomato Cmnty, Dev Dist FL, Ser A	5.250	05/01/39	701,566
2,000	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	1,730,120
14,200	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	11,610,346
11,830	Town Ctr at Palm Coast Cmnty Dev Dist FL Cap Impt Rev	6.000	05/01/36	7,790,883
1,055	Trails at Monterey Cmnty Dev Dist FL Spl Assmt	6.500	05/01/23	1,062,533

24        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (Continued)
$1,715	Trails at Monterey Cmnty Dev Dist FL Spl Assmt	6.750%	05/01/33	$1,730,109
4,895	Treeline Presv Cmnty Dev Dist FL Spl Assmt, Ser A (a)	6.800	05/01/39	2,493,611
3,675	Turnbull Creek Cmnty Dev Dist FL Spl Assmt	5.250	05/01/37	2,484,153
2,745	Turnbull Creek Cmnty Dev Dist FL Spl Assmt	5.800	05/01/35	2,169,236
3,315	University Square Cmnty Dev Dist FL Cap Impt Rev (Acquired 10/07/99 and 9/07/2000, Cost $3,313,806) (b)	6.750	05/01/20	3,325,343
7,740	University Square Cmnty Dev Dist FL Cap Impt Rev, Ser A-1	5.875	05/01/38	6,964,684
4,010	Venetian Isles, FL, Ser A	6.750	05/01/33	4,052,225
4,450	Verandah West Cmnty Dev Dist Cap Impt, Ser B	6.625	05/01/33	4,334,745
10,245	Village Cmnty Dev Dist No 8 FL Spl Assmt Rev	6.375	05/01/38	9,370,282
1,820	Vista Lakes Cmnty Dev Dist FL Cap Impt Rev, Ser A (Prerefunded @ 5/01/12)	6.750	05/01/34	2,013,539
2,645	Waterlefe Cmnty Dev Dist FL (a) (e)	8.125	10/01/25	23,805
9,600	West Vlg Impt Dist FL Rev	5.500	05/01/38	4,579,584
3,880	West Vlg Impt Dist FL Rev Spl Assmt Unit of Dev No 3	5.500	05/01/37	1,755,079
1,915	Winter Garden Vlg at Fowler Groves Cmnty Dev Dist FL Spl	5.650	05/01/37	1,789,682
7,825	World Comm Cmnty Dev Dist, Ser A (e)	6.500	05/01/36	3,070,452
2,765	World Comm Cmnty Dev Dist, Ser A-1(e)	6.250	05/01/22	1,092,507
1,595	World Comm Cmnty Dev Dist, Ser A-2	6.125	05/01/35	1,369,818

				734,024,285

	Georgia 2.1%
5,250	Americus Sumter Cnty, GA Hosp Auth Rev South GA Methodist Rfdg, Ser A	6.375	05/15/29	4,876,567
1,490	Atlanta, GA Tax Alloc Atlantic Sta Proj (Prerefunded @ 12/01/11)	7.750	12/01/14	1,630,582
3,000	Atlanta, GA Tax Alloc Atlantic Sta Proj (Prerefunded @ 12/01/11)	7.900	12/01/24	3,360,120
8,000	Atlanta, GA Tax Alloc Beltline Proj, Ser B	7.375	01/01/31	8,164,640
1,500	Atlanta, GA Tax Alloc Eastside Proj, Ser B	5.600	01/01/30	1,505,835
3,140	Atlanta, GA Tax Alloc Princeton Lakes Proj (Acquired 3/10/06, 4/10/07 and 4/11/07, Cost $3,140,000) (b)	5.500	01/01/31	2,802,450
5,610	Atlanta, GA Urban Residential Fin Auth Multi-Family Rev John Eagan Proj, Ser A (AMT) (e)	6.750	07/01/30	4,088,063
6,000	Atlanta, GA Wtr & Wastewater Rev, Ser A	6.250	11/01/34	6,591,060
1,000	Cartersville, GA Dev Auth Waste & Wastewater Fac Rev Anheuser Busch Proj Rfdg (AMT)	5.950	02/01/32	1,013,650
6,750	Clayton Cnty, GA Dev Auth Spl Fac Rev Delta Airl, Ser B (AMT)	9.000	06/01/35	7,032,420

25        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (Continued)
$3,395	Fulton Cnty, GA Residential Care Saint Anne’s Ter Proj Rfdg	7.625%	12/01/33	$3,455,771
5,165	Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living, Ser A	6.900	07/01/19	3,894,048
8,310	Fulton Cnty, GA Residential Care Sr Lien RHA Asstd Living, Ser A	7.000	07/01/29	6,265,158
2,500	Medical Ctr Hosp Auth GA Rev Spring Hbr Green Isl Proj Rfdg	5.250	07/01/27	2,143,300
1,000	Private Colleges & Univ Auth GA Mercer Hsg Corp Proj, Ser A	6.000	06/01/21	1,007,680
28,830	Private Colleges & Univ Auth GA Rev Emory Univ, Ser C (d)	5.250	09/01/39	31,326,390
5,860	Renaissance on Peachtree Unit Invt Tr Ctf GA Custody Ctf (a) (e)	6.000	10/01/25	3,111,191
3,225	Richmond Cnty, GA Dev Auth Environmental Impt Rev Intl Paper Co Proj, Ser A	5.150	03/01/15	3,317,300
1,000	Richmond Cnty, GA Dev Auth Intl Paper Co Proj Rfdg, Ser A (AMT)	6.000	02/01/25	1,005,530
7,500	Rockdale Cnty, GA Dev Auth Solid Waste Disp Visy Paper Inc Proj, Ser A (AMT)	6.125	01/01/34	7,043,175
855	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	6.250	01/01/12	859,301
2,245	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	6.850	01/01/19	2,290,641
920	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	7.400	01/01/24	935,005
3,650	Savannah, GA Econ Dev Auth Rev First Mtg Marshes of Skidway, Ser A	7.400	01/01/34	3,671,134
20,685	Tax Exempt Grantor Tr Sr Tier, Ser A (a) (e)	6.000	10/01/25	10,982,080

				122,373,091

	Hawaii 1.2%
5,000	Hawaii PAC Hlth Spl Purp Rev, Ser A	5.600	07/01/33	5,019,400
3,530	Hawaii St Dept Budget & Fin Spl Purp Rev 15 Craigside Proj, Ser A	9.000	11/15/44	3,968,744
8,000	Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co-subsidary	6.500	07/01/39	8,745,360
5,300	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	7.400	11/15/17	5,684,674
4,450	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	7.875	11/15/23	4,810,316
19,600	Hawaii St Dept Budget & Fin Spl Purp Rev Kahala Nui Proj, Ser A	8.000	11/15/33	20,969,648

26        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Hawaii (Continued)
$12,000	Honolulu, HI City & Cnty, Ser A (d)	5.250%	04/01/29	$13,338,600
5,000	Kuakini, HI Hlth Sys Spl Purp Rev, Ser A	6.300	07/01/22	5,028,750

				67,565,492

	Idaho 0.1%
7,640	Gooding Cnty, ID Indl Dev Corp Solid Waste Disp Rev Intrepid Technology & Res Proj (AMT) (Acquired 11/03/06, Cost $7,646,668) (a) (b) (e)	7.500	11/01/24	305,600
8,355	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg (a)	6.125	11/15/37	7,129,739

				7,435,339

	Illinois 10.0%
4,600	Annawan, IL Tax Increment Rev Patriot Renewable Fuels LLC Proj (a)	5.625	01/01/18	3,588,552
3,749	Antioch Vlg, IL Spl Svc Area No 1 Spl Tax Deercrest Proj (a)	6.625	03/01/33	2,895,353
2,510	Aurora, IL Tax Increment Rev East River Area Tif No. 6, Ser A	6.750	12/30/27	2,456,788
4,265	Aurora, IL Tax Increment Rev River City Tif No. 3, Ser B	6.500	12/30/23	4,178,207
5,000	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	4,259,600
845	Bolingbrook, IL Sales Tax Rev	5.750	01/01/15	580,929
4,500	Bolingbrook, IL Sales Tax Rev	6.000	01/01/26	2,675,520
6,000	Bolingbrook, IL Sales Tax Rev Bolingbrook	6.250	01/01/24	3,778,680
2,000	Bolingbrook, IL Spl Svc Area No 1 Spl Tax Forest City Tax Proj	5.900	03/01/27	1,646,060
5,788	Bolingbrook, IL Spl Svc Area No 3 Spl Tax Lakewood Ridge Proj (Prerefunded @ 3/01/11)	7.050	03/01/31	6,153,396
910	Bolingbrook, IL Unrefunded Balance Cap Apprec, Ser B (NATL Insd)	*	01/01/29	327,382
4,000	Bradley, IL Rev Tax Increment Bradley Com	6.100	01/01/27	3,591,800
10,000	Chicago, IL Brd Ed Dedicated, Ser B (AGM Insd) (d)	5.000	12/01/25	10,532,900
13,050	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd) (d)	5.000	12/01/32	13,460,422
3,435	Chicago, IL Increment Alloc Rev Diversey/Narragansett Proj	7.460	02/15/26	3,442,282
155	Chicago, IL Neighborhoods Alive (FGIC Insd) (Prerefunded @ 7/01/10)	6.000	01/01/28	157,358
14,000	Chicago, IL O’Hare Intl Arpt Rev, Ser A (AGM Insd) (d)	5.000	01/01/33	14,391,160
50	Chicago, IL Proj Rfdg, Ser A (NATL Insd) (Prerefunded @ 1/01/11)	5.500	01/01/38	52,027
32,500	Chicago, IL, Ser A (d)	5.250	01/01/33	34,094,125
4,000	Chicago, IL Spl Assmt Lake Shore East Proj	6.625	12/01/22	3,948,240
4,000	Chicago, IL Spl Assmt Lake Shore East Proj	6.750	12/01/32	3,839,440

27        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$1,200	Chicago, IL Tax Increment Alloc Read Dunning, Ser B (ACA Insd)	7.250%	01/01/14	$1,201,464
20,000	Cook County, IL Cap Impt, Ser B (d)	5.000	11/15/29	20,620,200
4,858	Cortland, IL Spl Svc Area No 01 Spl Tax Neucort Lakes Proj (Prerefunded @ 3/01/12)	6.875	03/01/32	5,449,316
3,439	Cortland, IL Spl Tax Rev Sheaffer Sys Proj (Acquired 5/02/06, Cost $3,413,851) (b)	5.500	03/01/17	2,106,422
1,000	Deerfield, IL Ed Fac Chicagoland Jewish High Sch Proj (a) (e)	5.850	05/01/26	499,810
6,625	Deerfield, IL Ed Fac Chicagoland Jewish High Sch Proj (a)	6.000	05/01/41	3,311,241
2,500	Gilberts, IL Spl Svc Area No 19 Spl Tax, Ser 1 (a) (e)	5.375	03/01/16	1,374,750
320	Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj (h)	7.375	03/01/11	334,592
4,245	Gilberts, IL Spl Svc Area No 9 Spl Tax Big Timber Proj (Prerefunded @ 3/01/11)	7.750	03/01/27	4,563,502
4,000	Godfrey, IL Rev Utd Methodist Vlg, Ser A (a)	5.875	11/15/29	2,259,400
4,230	Hampshire, IL Spl Svc Area No 16 Spl Tax Crown Dev Prairie Ridge Proj, Ser A	6.000	03/01/46	3,255,704
6,945	Hampshire, IL Spl Svc Area No 17 Spl Tax Crown Dev Oakstead Proj, Ser A	6.000	03/01/45	5,353,831
7,770	Hampshire, IL Spl Svc Area No 19 Spl Tax Crown Dev Prairie Ridge East, Ser A	6.000	03/01/46	5,980,336
5,950	Hoopeston, IL Hosp Cap Impt Rev Hoopeston Cmnty Mem Hosp Impt & Rfdg (a)	6.550	11/15/29	5,396,709
10,355	Illinois Dev Fin Auth Pollutn Ctl Rev Rfdg Cent IL, Ser C-1(c)	5.950	08/15/26	10,360,592
575	Illinois Fin Auth Rev Bond Anticipation Note Greenfields, Ser A (f)	15.000	02/15/12	566,036
1,500	Illinois Fin Auth Rev Bond Anticipation Note Tallgrass (a) (f)	18.679	02/15/12	1,469,100
5,575	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	4,489,380
2,825	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	2,205,167
18,000	Illinois Fin Auth Rev Clare at Wtr Tower Proj, Ser A (a)	6.125	05/15/38	7,180,740
14,950	Illinois Fin Auth Rev Clare Oaks Proj, Ser A	6.000	11/15/39	10,426,280
2,000	Illinois Fin Auth Rev Clare Wtr Tower Proj, Ser A (a)	6.000	05/15/25	797,820
2,450	Illinois Fin Auth Rev Cmnty Fac Clinic Altgeld Proj	8.000	11/15/16	2,450,073
18,515	Illinois Fin Auth Rev Elmhurst Mem, Ser A	5.625	01/01/37	17,386,881

28        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$4,500	Illinois Fin Auth Rev Fairview Oblig Grp Rfdg, Ser A	6.250%	08/15/40	$4,090,590
3,500	Illinois Fin Auth Rev Franciscan Cmnty Inc	5.500	05/15/37	2,448,110
3,000	Illinois Fin Auth Rev Franciscan Cmnty Inc, Ser A	5.500	05/15/27	2,359,200
2,500	Illinois Fin Auth Rev Franciscan Cmnty Saint Joseph, Ser A	6.000	05/15/34	1,965,900
7,400	Illinois Fin Auth Rev Friendship Vlg of Schaumburg	7.250	02/15/45	7,434,632
1,000	Illinois Fin Auth Rev Friendship Vlg of Schaumburg Ser A	5.375	02/15/25	871,200
4,000	Illinois Fin Auth Rev IL Inst of Technology	7.125	02/01/34	4,431,600
7,000	Illinois Fin Auth Rev IL Inst of Technology, Ser A	5.000	04/01/36	6,119,120
2,640	Illinois Fin Auth Rev Kewanee Hosp Proj	5.000	08/15/26	2,216,095
4,500	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/25	4,002,525
19,325	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/37	15,913,751
3,000	Illinois Fin Auth Rev Lutheran Oaks Proj, Ser A	6.000	08/15/26	2,634,990
9,000	Illinois Fin Auth Rev Lutheran Oaks Proj, Ser A	6.000	08/15/39	7,499,880
1,000	Illinois Fin Auth Rev Montgomery Place Proj	5.500	05/15/26	872,770
8,850	Illinois Fin Auth Rev Montgomery Place Proj, Ser A	5.750	05/15/38	7,406,123
2,000	Illinois Fin Auth Rev Norwegian Amern Hosp Inc (a)	7.625	09/15/28	1,889,820
3,000	Illinois Fin Auth Rev Norwegian Amern Hosp Inc (a)	7.750	09/15/38	2,867,550
14,000	Illinois Fin Auth Rev Pk Place Elmhurst, Ser A (i)	8.250	05/15/45	13,872,460
14,300	Illinois Fin Auth Rev Provena Hlth, Ser A	7.750	08/15/34	16,244,943
2,500	Illinois Fin Auth Rev Rfdg Fairview Oblig Group, Ser A	6.250	08/15/35	2,294,225
11,000	Illinois Fin Auth Rev Rfdg Silver Cross Hosp & Med	5.500	08/15/30	10,372,010
22,235	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	25,133,332
15,250	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	14,022,680
13,875	Illinois Fin Auth Rev Silver Cross & Med Ctrs	6.875	08/15/38	14,814,199
3,880	Illinois Fin Auth Rev Silver Cross & Med Ctrs	7.000	08/15/44	4,152,803
8,000	Illinois Fin Auth Rev Temps 75 Pk Pl Elmhurst, Ser D-1(i)	7.250	08/15/16	8,020,160
1,320	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050	08/01/29	1,307,117
2,365	Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj, Ser A	6.625	08/15/24	2,280,475

29        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$3,255	Illinois Hlth Fac Auth Rev Chestnut Square at Glen Proj, Ser A	7.000%	08/15/29	$3,215,289
1,250	Illinois Hlth Fac Auth Rev Covenant Retirement Cmnty	5.875	12/01/31	1,185,062
5,000	Illinois Hlth Fac Auth Rev Covenant Retirement Cmnty, Ser B	6.125	12/01/28	5,024,150
650	Illinois Hlth Fac Auth Rev Loyola Univ Hlth Sys, Ser A (Prerefunded @ 7/01/11)	6.000	07/01/21	687,726
1,000	Illinois Hlth Fac Auth Rev Rfdg, Ser A	6.200	08/15/23	902,120
4,500	Illinois Hlth Fac Auth Rev Rfdg, Ser A	6.400	08/15/33	3,994,740
6,750	Illinois Hlth Fac Auth Rev Saint Benedict, Ser 2003-A (a) (e)	6.900	11/15/33	2,571,075
2,650	Illinois Hlth Fac Auth Rev, Ser A	7.000	11/15/32	2,574,104
5,659	Illinois St Real Estate Lease Ctf (ACA Insd) (Acquired 7/01/98, Cost $6,492,828) (b)	8.800	06/15/18	5,732,183
29,000	Illinois St Toll Hwy Auth Rev, Ser B (d)	5.500	01/01/33	31,654,370
80	Lake, Cook, Kane & McHenry Cntys, IL Cmnty Unit Sch Dist No 22 (NATL Insd)	5.750	12/01/19	81,855
1,360	Loves Pk, IL Rev Hoosier Care Proj, Ser A (a)	7.125	06/01/34	1,286,737
4,308	Manhattan, IL No 04 -1 Brookstone Springs Proj	6.100	03/01/35	4,041,507
3,837	Minooka, IL Spl Assmt Impt Lakewood Trails Proj	6.625	03/01/33	3,843,446
5,622	Minooka, IL Spl Assmt Impt Lakewood Trails Unit 2 Proj	6.375	03/01/34	5,483,755
2,825	Minooka, IL Spl Assmt Impt Praire Ridge Proj	6.875	03/01/33	2,300,623
3,243	Montgomery, IL Spl Assmt Impt Lakewood Creek Proj (Prerefunded @ 3/01/11)	7.750	03/01/30	3,442,639
7,134	Pingree Grove, IL Spl Svc Area No 2 Spl Tax Cambridge Lakes Proj, Ser 05-2	6.000	03/01/35	6,042,141
5,432	Pingree Grove, IL Spl Svc Area No 7 Spl Tax Cambridge Lakes Proj, Ser 06-1	6.000	03/01/36	4,605,467
5,235	Pingree Grove Vlg, IL Rev Cambridge Lakes Learning Ctr	6.000	06/01/36	4,311,494
4,170	Plano, IL Spl Svc Area No 1 Lakewood Springs Proj, Ser A	6.200	03/01/34	3,994,860
5,615	Plano, IL Spl Svc Area No 6 Spl Tax Lakewood Springs Club Proj	5.800	03/01/37	2,907,054
1,370	Quad Cities Reg Econ Dev Auth IL Multi-Family Hsg Heritage Woods Moline Slf Proj (AMT)	6.000	12/01/41	1,066,600
2,095	Regional Tran Auth IL, Ser B (AMBAC Insd)	8.000	06/01/17	2,713,444
4,930	Round Lake, IL Lakewood Grove Spl Svc Area No 4 Spl Tax (Prerefunded @ 3/01/13)	6.750	03/01/33	5,675,465
3,654	Round Lake, IL Rev (Prerefunded @ 3/01/13)	6.700	03/01/33	4,201,625
3,045	Saint Charles, IL Spl Svc Area No 21	6.625	03/01/28	2,953,559
890	Sterling, IL Rev Hoosier Care Proj, Ser A (a)	7.125	06/01/34	842,056

30        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (Continued)
$4,000	Upper IL Riv Vy Dev Auth Multi-Family Hsg Rev Living Springs McHenry Slf Proj (AMT)	6.100%	12/01/41	$3,229,880
3,842	Volo Vlg, IL Spl Svc Area No 3 Symphony Meadows Proj, Ser 1	6.000	03/01/36	3,078,364
2,295	Western, IL Econ Dev Auth Hosp Rev Carthage Mem Hosp Proj, Ser B	7.000	06/01/33	2,153,444
4,700	Western, IL Econ Dev Auth Hosp Rev Carthage Mem Hosp Proj, Ser B	7.050	06/01/37	4,456,540
9,225	Wheeling, IL Tax Increment Rev N Milwaukee/Lake Cook TIF Proj	6.000	01/01/25	8,548,070
2,500	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	2,243,425
3,405	Yorkville, IL Utd City Business Dist Rev Storm Wtr Impt Proj (a)	6.000	01/01/26	1,966,013
385	Yorkville, IL Utd City Business Dist Rev Storm Wtr Impt Proj (a)	6.000	01/01/27	221,379
5,637	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-100 Raintree Vlg Proj	6.875	03/01/33	5,662,197
2,709	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2003-101 Windett Ridge Proj (Acquired 9/03/03, Cost $2,709,000) (a) (b)	6.875	03/01/33	2,168,257
5,595	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2004-107 Raintree Vlg IL Proj	6.250	03/01/35	3,116,191
4,450	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2006-113 Cannonball/Beecher	5.750	03/01/28	4,065,965
3,360	Yorkville, IL Utd City Spl Svc No 2005-108 Autumn Creek Proj	6.000	03/01/36	2,601,077

				587,473,775

	Indiana 1.2%
1,500	Anderson, IN Econ Dev Rev Anderson Univ Proj (Prerefunded @ 10/01/11)	6.375	10/01/26	1,609,995
3,100	Crown Point, IN Econ Dev Rev Wittenberg Vlg Proj, Ser A	8.000	11/15/29	3,156,141
9,000	Crown Point, IN Econ Dev Rev Wittenberg Vlg Proj, Ser A	8.000	11/15/39	9,046,890
805	Delaware Cnty, IN Redev Dist Tax Increment Rev	6.875	02/01/18	806,014
3,500	Indiana Hlth & Ed Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.500	03/01/37	3,485,090
13,035	Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN, Ser A	6.000	03/01/34	13,172,389
1,500	Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN, Ser A	6.250	03/01/25	1,557,405
3,435	Indiana Hlth Fac Fin Auth Rev Franciscan Cmnty Rfdg, Ser A	6.400	05/15/24	2,898,350

31        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (Continued)
$4,005	Indiana Hlth Fac Fin Auth Rev Hoosier Care Proj, Ser A (a)	7.125%	06/01/34	$3,789,251
5,000	Indiana St Fin Auth Environmental Rev Impt US Steel Corp Rfdg	6.000	12/01/26	5,127,000
7,000	Indianapolis, IN Arpt Auth Rev Spl Fac Fed Ex Corp Proj Rfdg (AMT)	5.100	01/15/17	7,352,730
3,000	North Manchester, IN Rev Peabody Retirement Cmnty Proj, Ser A (a) (e)	7.250	07/01/33	1,866,750
3,643	Portage, IN Spl Impt Dist Rev Marina Shores Proj (a) (e)	6.375	03/01/35	1,920,153
175	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (a)	*	12/30/10	167,802
135	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (a)	*	12/30/11	119,858
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (a)	*	12/30/12	106,904
130	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (a)	*	12/30/13	98,990
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (a)	*	12/30/14	88,161
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (a)	*	12/30/15	81,648
125	Saint Joseph Cnty, IN Redev Dist Tax Increment Rev, Ser B (a)	*	12/30/16	75,619
8,000	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (f)	5.700	09/01/37	7,066,560
6,780	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (f)	5.750	09/01/42	5,908,634
1,650	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (f)	5.800	09/01/47	1,429,214
1,990	Whiting, IN Redev Dist Tax Increment Rev Std Ave Proj (a)	5.350	01/15/27	1,697,987

				72,629,535

	Iowa 1.0%
2,000	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/28	2,125,220
5,000	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/39	5,166,700
5,500	Altoona, IA Urban Renewal Tax Increment Rev Annual Appropriation	6.000	06/01/43	5,669,015
3,635	Des Moines, IA Multi-Family Hsg Rev Rfdg Lutheran Pk Apts Inc, Ser A (Acquired 4/05/07, Cost $3,635,000) (b)	5.300	12/01/36	2,880,083
2,245	Des Moines, IA Sr Hsg Rev Lutheran Pk Apts Inc Proj	6.250	12/01/34	1,967,428
345	Evansdale, IA Hlthcare Westn Home Proj	6.000	11/01/26	302,762
615	Evansdale, IA Hlthcare Westn Home Proj	6.000	11/01/39	515,505
3,100	Evansdale, IA Hlthcare Westn Home Proj, Ser A	6.000	11/01/26	2,720,467

32        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Iowa (Continued)
$5,600	Evansdale, IA Hlthcare Westn Home Proj, Ser A	6.000%	11/01/39	$4,694,032
1,930	Iowa Fin Auth Hlthcare Fac Madrid Home Proj Rev	5.800	11/15/29	1,629,113
2,750	Iowa Fin Auth Hlthcare Fac Madrid Home Proj Rev	5.900	11/15/37	2,265,478
7,600	Iowa Fin Auth Hlthcare Fac Rev Westn Home Proj	7.500	11/01/39	7,769,100
2,000	Iowa Fin Auth Hlthcare Fac Rev Westn Home Proj	7.500	11/01/39	2,039,120
350	Iowa Fin Auth Sr Hsg Rev Rfdg Bethany Life Cmnty Proj A	5.450	11/01/26	312,305
1,000	Iowa Fin Auth Sr Hsg Rev Rfdg Bethany Life Cmnty Proj A	5.550	11/01/41	819,870
7,800	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	6,522,282
2,500	Polk Cnty, IA Hlthcare Fac Rev Lutheran Pk Hlth Ctr Inc Proj	6.150	10/01/36	2,146,075
3,480	Polk Cnty, IA Hlthcare Fac Rev Lutheran Pk Hlth Ctr Inc, Ser C	6.000	04/01/37	2,687,500
4,955	Polk Cnty, IA Hlthcare Fac Rev Lutheran Pk Hlth Ctr Rfdg, Ser A	5.300	04/01/37	3,728,935
2,000	Pottawattamie Cnty, IA Rev Rfdg Christian Homes Inc, Ser E	5.750	05/15/31	1,561,180
1,250	Scott Cnty, IA Rev Ridgecrest Vlg Rfdg	5.625	11/15/18	1,242,087

				58,764,257

	Kansas 0.1%
500	Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Proj	7.125	05/15/29	510,015
1,500	Lenexa, KS Hlthcare Fac Rev Lakeview Vlg Inc Proj	7.250	05/15/39	1,526,595
1,000	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/26	953,760
5,500	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	4,930,255
19	Overland Pk, KS Trans Dev Dist Spl Assmt Grass Creek Proj	5.125	09/01/28	14,699

				7,935,324

	Kentucky 0.2%
9,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev Owensboro Med Hlth Sys, Ser A	6.500	03/01/45	9,321,210

	Louisiana 1.3%
4,530	Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev Lake Charles Mem Hosp Proj, Ser A (Connie Lee Insd)	6.500	12/01/18	4,583,907

33        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (Continued)
$14,685	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250%	07/01/17	$8,907,187
3,085	Louisiana Loc Govt Environment Fac Cmnty Dev Auth Rev Eunice Student Hsg Fndtn Proj (a)	7.375	09/01/33	2,074,570
19,500	Louisiana Pub Fac Auth Hosp Rev Lake Charles Mem Hosp Rfdg (f)	6.375	12/01/34	18,993,585
2,500	Louisiana Pub Fac Auth Rev Progressive Hlthcare (a)	6.375	10/01/20	2,293,075
2,000	Louisiana Pub Fac Auth Rev Progressive Hlthcare (a)	6.375	10/01/28	1,633,940
3,000	Louisiana St Hlth Ed Auth Lambeth House Proj Rfdg, Ser A	6.200	01/01/28	2,915,430
2,239	Louisiana St Univ & Agric & Mechanical College Univ Rev Master Agreement (Acquired 11/30/98, Cost $2,239,000) (a) (b)	5.750	10/30/18	2,131,661
3,000	New Orleans, LA Aviation Brd Rev Rfdg Restructuring Garbs, Ser A-2 (AGL Insd)	6.000	01/01/23	3,416,130
15,380	Saint John Baptist Parish, LA Rev Marathon Oil Corp, Ser A	5.125	06/01/37	14,736,039
2,000	Saint Tammany, LA Pub Trust Fin Auth Rev Christwood Proj Rfdg	5.700	11/15/28	1,815,780
11,800	Tobacco Settlement Fin Corp LA Rev Asset-Bkd, Ser 2001-B	5.875	05/15/39	11,582,290

				75,083,594

	Maryland 2.1%
1,747	Anne Arundel Cnty, MD Spl Tax Farmington Vlg Proj, Ser A	6.250	06/01/25	1,746,808
10,000	Baltimore, MD Spl Oblig, Ser A	7.000	09/01/38	10,135,900
18,300	Brunswick, MD Spl Oblg Brunswick Crossing Spl Taxing	5.500	07/01/36	13,380,777
1,500	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth	6.625	07/01/25	1,500,225
10,000	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth, Ser A	5.950	07/01/30	9,397,800
935	Frederick Cnty, MD Spl Oblig Urbana Cmnty Dev Auth, Ser B	6.250	07/01/30	909,933
6,400	Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)	6.500	07/01/24	5,459,712
1,375	Maryland St Econ Dev Corp Air Cargo BW II LLC Rfdg (AMT)	7.340	07/01/24	1,267,970
3,795	Maryland St Econ Dev Corp MD Golf Course Sys (Prerefunded @ 6/01/11)	8.250	06/01/28	4,084,596
5,000	Maryland St Econ Dev Corp Rev Sr Lien Chesapeake Bay Rfdg, Ser A	5.000	12/01/31	3,663,500

34        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (Continued)
$1,500	Maryland St Econ Dev Corp Sr Lien Proj Chesapeake Bay, Ser B	5.250%	12/01/31	$1,138,440
2,000	Maryland St Hlth & Higher Ed Collington Episcopal (Prerefunded @ 4/01/11)	6.750	04/01/23	2,125,560
3,050	Maryland St Hlth & Higher Ed Fac Auth Rev	5.300	01/01/37	2,202,100
4,475	Maryland St Hlth & Higher Ed Fac Auth Rev King Farm Presbyterian Cmnty, Ser A	5.250	01/01/27	3,728,570
20,845	Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth (BHAC Insd) (d)	5.250	05/15/46	21,184,565
4,530	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	4,403,477
1,500	Maryland St Hlth & Higher Ed Fac Auth Rev Washington Christian Academy	5.500	07/01/38	645,015
16,750	Maryland St Hlth & Higher Ed Fac Auth Rev Washington Cnty Hosp	6.000	01/01/43	16,982,993
6,555	Montgomery Cnty, MD Econ Dev Rev Editorial Proj in Ed, Ser A (Acquired 9/28/98, Cost $6,555,000) (a) (b)	6.400	09/01/28	4,472,345
1,300	Montgomery Cnty, MD Spl Oblig West Germantown Dev Dist, Ser B	6.700	07/01/27	1,310,582
4,000	Prince Georges Cnty, MD Spl Oblig Woodview Vlg Phase II Subdist (Prerefunded @ 7/01/12)	7.000	07/01/32	4,512,280
4,000	Salisbury, MD Spl Oblig Vlg At Aydelotte Farm Proj	5.250	01/01/37	2,447,320
2,000	Westminster, MD Econ Dev Carroll Lutheran Vlg, Ser A	6.000	05/01/24	1,835,420
2,500	Westminster, MD Econ Dev Carroll Lutheran Vlg, Ser A	6.250	05/01/34	2,226,800

				120,762,688

	Massachusetts 4.2%
1,740	Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc Rfdg	5.875	07/01/18	1,712,125
4,750	Boston, MA Indl Dev Fin Auth First Mtg Springhouse Inc Rfdg	6.000	07/01/28	4,156,440
1,000	Massachusetts Dev Fin Agy Sr Living Fac Rev Groves Lincoln, Ser A	7.750	06/01/39	1,032,980
2,000	Massachusetts Dev Fin Agy Sr Living Fac Rev Groves Lincoln, Ser A	7.875	06/01/44	2,076,000
14,100	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B1	7.250	06/01/16	14,191,932
1,500	Massachusetts St Dev Fin Agy Briarwood, Ser B (Prerefunded @ 12/01/10)	8.000	12/01/18	1,572,765
3,500	Massachusetts St Dev Fin Agy Briarwood, Ser B (Prerefunded @ 12/01/10)	8.000	12/01/22	3,669,785

35        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (Continued)
$5,815	Massachusetts St Dev Fin Agy Criterion Child Enrichment (a)	6.750%	01/01/34	$5,392,657
635	Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr (a)	6.250	12/01/13	620,306
7,565	Massachusetts St Dev Fin Agy Dimock Cmnty Hlth Ctr (a)	6.750	12/01/33	6,656,443
2,000	Massachusetts St Dev Fin Agy First Mtg Loomis Cmnty Proj, Ser A	6.900	03/01/32	2,055,460
850	Massachusetts St Dev Fin Agy First Mtg Overlook Cmnty, Ser A	6.125	07/01/24	758,259
595	Massachusetts St Dev Fin Agy MCHSP Human Svc Providers, Ser A	6.750	07/01/18	594,970
5,865	Massachusetts St Dev Fin Agy Regis College	5.500	10/01/28	4,735,577
655	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.100	09/01/18	644,527
1,445	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.250	09/01/28	1,301,136
1,490	Massachusetts St Dev Fin Agy Rev Developmental Disabilities Inc (Prerefunded @ 6/01/13)	6.750	06/01/20	1,677,517
250	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.000	01/01/24	224,185
500	Massachusetts St Dev Fin Agy Rev Evergreen Ctr Inc	5.500	01/01/35	441,780
4,620	Massachusetts St Dev Fin Agy Rev First Mtg Overlook Cmnty, Ser A	6.250	07/01/34	4,028,640
1,500	Massachusetts St Dev Fin Agy Rev Hampshire College	5.700	10/01/34	1,500,435
6,150	Massachusetts St Dev Fin Agy Rev Hillcrest Ed Ctr Inc (a)	6.375	07/01/29	5,677,003
7,400	Massachusetts St Dev Fin Agy Rev Hlthcare Fac Alliance, Ser A	7.100	07/01/32	6,774,922
1,375	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	995,555
2,220	Massachusetts St Dev Fin Agy Rev MCHSP Human Svc Providers, Ser C (Prerefunded @ 7/01/10)	7.750	07/01/30	2,254,521
7,670	Massachusetts St Dev Fin Agy Rev New England Ctr for Children	6.000	11/01/19	7,268,015
10,351	Massachusetts St Dev Fin Agy Rev Rfdg First Mtg Reeds Accd Invt (a) (e)	5.750	10/01/31	104
3,850	Massachusetts St Dev Fin Agy Rev Sabis Intl Charter, Ser A	8.000	04/15/39	4,345,726
2,815	Massachusetts St Dev Fin Agy Rev Whitney Academy Issue	7.500	09/01/30	2,737,559
720	Massachusetts St Hlth & Ed Baystate Fac Auth Rev Med Ctr, Ser F	5.500	07/01/22	734,767

36        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (Continued)
$2,500	Massachusetts St Hlth & Ed Caritas Christi Oblig Grp, Ser A	5.750%	07/01/28	$2,352,625
9,845	Massachusetts St Hlth & Ed Caritas Christi Oblig Grp, Ser B	6.250	07/01/22	9,962,549
5,000	Massachusetts St Hlth & Ed Fac Auth Rev Caritas Christi Oblig Grp, Ser B	6.750	07/01/16	5,233,800
9,480	Massachusetts St Hlth & Ed Fac Auth Rev Christopher House Rfdg, Ser A	6.875	01/01/29	9,366,714
2,900	Massachusetts St Hlth & Ed Fac Auth Rev Civic Invt, Ser B (Prerefunded @ 12/15/12)	9.150	12/15/23	3,524,399
23,660	Massachusetts St Hlth & Ed Fac Auth Rev Harvard Univ, Ser A (d)	5.500	11/15/36	26,994,404
3,610	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser D	5.250	10/01/23	3,319,937
1,465	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser D	5.375	10/01/28	1,291,178
4,750	Massachusetts St Hlth & Ed Fac Auth Rev Jordan Hosp, Ser E	6.750	10/01/33	4,724,588
7,490	Massachusetts St Hlth & Ed Fac Auth Rev Lasell College, Ser A	5.625	07/01/29	6,275,571
19,005	Massachusetts St Hlth & Ed Fac Auth Rev Mass Institute Tech, Ser K (d)	5.500	07/01/32	23,479,918
2,000	Massachusetts St Hlth & Ed Fac Auth Rev Northn Berkshire Hlth, Ser B (a)	6.250	07/01/24	1,706,420
3,005	Massachusetts St Hlth & Ed Fac Auth Rev Northn Berkshire Hlth, Ser B (a)	6.375	07/01/34	2,272,682
5,765	Massachusetts St Hlth & Ed Fac Auth Rev Quincy Med Ctr, Ser A	5.850	01/15/18	5,639,900
2,000	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	1,843,040
5,150	Massachusetts St Hlth & Ed Saint Mem Med Ctr, Ser A	6.000	10/01/23	4,519,640
820	Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj	6.500	10/01/15	815,178
4,000	Massachusetts St Indl Fin Agy Rev First Mtg GF/Pilgrim Inc Proj	6.750	10/01/28	3,512,280
825	Massachusetts St Indl Fin Agy Rev First Mtg Stone Inst & Newton	7.700	01/01/14	825,305
32,040	Massachusetts St, Rfdg Ser A (d)	5.500	08/01/30	38,450,563

				245,942,782

	Michigan 2.0%
2,000	Advanced Technology Academy Pub Sch Academy MI Rev	6.000	11/01/28	1,899,540
1,930	Advanced Technology Academy Pub Sch Academy MI Rev	6.000	11/01/37	1,754,602

37        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (Continued)
$1,000	Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg	5.400%	11/15/18	$1,000,000
6,215	Chelsea, MI Econ Dev Corp Rev Utd Methodist Retirement Rfdg	5.400	11/15/27	5,763,977
2,540	Conner Creek Academy East Mich Pub Sch Academy Rev Rfdg	5.000	11/01/26	1,979,955
2,250	Conner Creek Academy East Mich Pub Sch Academy Rev Rfdg	5.250	11/01/31	1,694,857
5,500	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig Henry Ford Vlg	7.000	11/15/28	5,180,285
7,700	Dearborn, MI Econ Dev Corp Rev Rfdg Ltd Oblig Henry Ford Vlg	7.125	11/15/43	7,042,574
4,000	Detroit, MI Sew Disp Rev Sr Lien, Ser B (AGM Insd)	7.500	07/01/33	4,833,880
2,005	East Lansing MI Econ Dev Corp Ltd Oblig Rev First Mtg Burcham Hills, Ser B-1	5.250	07/01/37	1,475,179
1,000	Gaylord, MI Hosp Fin Auth Ltd Oblig Rev Otsego Mem Hosp Rfdg	6.500	01/01/31	884,440
1,590	Grand Blanc Academy, MI Ctf Pt	7.750	02/01/30	1,428,710
3,000	Iron River, MI Hosp Fin Auth Hosp Rev Iron Cnty Cmnty Hosps Rfdg	6.500	05/15/33	2,716,020
3,380	Iron River, MI Hosp Fin Auth Hosp Rev Iron Cnty Cmnty Hosps Rfdg	6.500	05/15/40	3,011,681
2,845	John Tollfree Hlth Sys Corp Rfdg	6.000	09/15/23	2,591,852
1,980	Kalamazoo, MI Econ Dev Corp Rev Oblig Heritage Cmnty Rfdg	5.375	05/15/27	1,667,695
2,350	Kalamazoo, MI Econ Dev Corp Rev Oblig Heritage Cmnty Rfdg	5.500	05/15/36	1,878,872
1,250	Kalamazoo, MI Econ Dev Corp Rev Rfdg Ltd Oblig Heritage Cmnty	5.125	05/15/37	884,288
1,000	Michigan St Hosp Fin Auth Rev Henry Ford Hlth Sys Rfdg, Ser A	5.250	11/15/46	930,620
3,000	Michigan St Strategic Fd Ltd
	Detroit Edison Poll Ctl Rfdg, Ser B (AMT)	5.650	09/01/29	3,010,170
15,750	Michigan St Strategic Fd Ltd Oblig Rev Adj Dow Chemical Rfdg, Ser B-2	6.250	06/01/14	17,745,683
7,200	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser A (Syncora Gtd) (AMT)	5.500	06/01/30	7,079,976
2,325	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser C (Syncora Gtd) (AMT)	5.450	12/15/32	2,251,669
3,205	Michigan St Strategic Fd Solid Genesee Pwr Stad Proj Rfdg (AMT)	7.500	01/01/21	2,919,274
15,000	Michigan St Univ Rev, Rfdg Ser C (d)	5.125	02/15/44	15,730,200
4,500	Pontiac, MI Hosp Fin Auth Hosp Rev NOMC Oblig Group (a) (e)	6.000	08/01/23	45

38        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (Continued)
$3,000	Star Intl Academy MI Ctf Partn	8.000%	03/01/33	$3,155,580
11,620	Wenonah Pk Ppty Inc Bay City Hotel Rev Bd (a) (g)	7.500/3.750	04/01/33	5,709,836
3,485	Wenonah Pk Ppty Inc Bay City Hotel Rev Bd (a) (g)	7.875/3.938	04/01/22	1,715,317
7,500	Western Michigan Univ Rev Gen (AGM Insd) (d)	5.000	11/15/28	7,819,950

				115,756,727

	Minnesota 3.9%
7,000	Aitkin, MN Hlth Fac Rev Riverwood Hlthcare Ctr Proj (Prerefunded @ 2/01/11)	7.750	02/01/31	7,401,380
3,480	Albertville, MN Multi-Family Rev Hsg Grp For Affordable Hsg Rfdg	5.550	09/01/42	3,027,217
2,000	Annandale, MN Econ Dev Auth Sr Hsg & Hlthcare Rev Annandale Care Ctr Proj, Ser A	5.900	11/01/37	1,868,960
2,500	Apple Valley, MN Hsg & Hlthcare Rev Ecumen Seasons at Apple VY	6.750	03/01/40	2,527,225
7,250	Brooklyn Park, MN Lease Rev Prairie Seeds Academy Proj, Ser A	9.250	03/01/39	7,979,495
1,655	Buffalo, MN Hlthcare Rev Cent MN Sr Hsg Proj Rfdg, Ser A	5.375	09/01/26	1,509,112
2,000	Buffalo, MN Hlthcare Rev Cent MN Sr Hsg Proj Rfdg, Ser A	5.500	09/01/33	1,765,940
2,460	Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj, Ser A	6.000	10/01/28	2,341,699
3,000	Cambridge, MN Hsg & Hlthcare Fac Rev Grandview West Proj, Ser B	6.000	10/01/33	2,800,350
5,400	Carlton, MN Hlth & Hsg Inter Faith Care Ctr Proj Rfdg	5.700	04/01/36	4,806,702
5,000	Columbia Heights, MN Multi-Family & Hlthcare Fac Rev Crest View Corp Proj Rfdg, Ser A	5.700	07/01/42	4,457,150
3,000	Coon Rapids, MN Sr Hsg Rev Epiphany Sr Ctzn Proj Rfdg	6.000	11/01/28	2,855,490
5,500	Cuyuna, MN Sr Hsg Rev Crosby Sr Svcs Proj, Ser B	6.100	10/01/47	5,119,620
16,000	Dakota Cnty, MN Cmnty Dev Agy Multi-Family Hsg Rev Highview Hills Sr Hsg Proj, Ser A	7.000	08/01/45	15,832,640
840	Detroit Lakes, MN Hsg & Hlth CDL Homes Proj, Ser B	6.000	08/01/24	784,442
1,435	Detroit Lakes, MN Hsg & Hlth CDL Homes Proj, Ser B	6.125	08/01/34	1,360,007
300	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	6.000	06/15/12	309,708
2,500	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	7.250	06/15/22	2,580,925

39        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (Continued)
$7,130	Duluth, MN Econ Dev Auth Hlthcare Fac Rev Saint Luke’s Hosp	7.250%	06/15/32	$7,301,976
4,500	Glencoe, MN Hlthcare Fac Rev (Prerefunded @ 4/01/11)	7.500	04/01/31	4,810,815
1,900	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.375	10/01/26	1,807,603
1,000	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.500	10/01/41	876,380
3,000	Lake Crystal, MN Hsg Rev Ecumen Second Centy Rfdg	5.700	09/01/36	2,759,220
800	Minneapolis & Saint Paul, MN Hsg & Redev Auth Hlthcare Hlth Partn Oblig Grp Proj	5.875	12/01/29	805,400
5,475	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.625	10/01/27	5,284,799
7,345	Minneapolis, MN Hsg & Hlthcare Fac Rev Providence Proj Rfdg, Ser A	5.750	10/01/37	6,948,517
255	Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj (AMT)	7.250	11/01/16	255,071
1,320	Minneapolis, MN Multi-Family Rev Hsg Belmont Apt Proj (AMT)	7.625	11/01/27	1,318,878
1,400	Minneapolis, MN Student Hsg Rev Riverton Cmnty Hsg Proj, Ser A	5.600	08/01/26	1,302,686
3,100	Minneapolis, MN Student Hsg Rev Riverton Cmnty Hsg Proj, Ser A	5.700	08/01/40	2,711,105
1,000	Minneapolis, MN Tax Increment Rev Ivy Tower Proj	5.700	02/01/29	693,050
1,060	Minnesota Agric & Econ Dev Evangelical	6.625	08/01/25	1,083,691
940	Minnesota Agric & Econ Dev Evangelical (Prerefunded @ 8/01/10)	6.625	08/01/25	969,168
7,270	Moorhead, MN Sr Hsg Rev Sheyenne Crossing Proj	5.650	04/01/41	6,433,296
4,300	New Ulm, MN Econ Dev Auth Hsg Fac Rev HADC Ridgeway Proj Rfdg, Ser A (GTY AGMT)	6.000	06/01/41	4,041,871
8,500	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.500	10/01/47	8,582,875
850	Northwest, MN Multi-Cnty Hsg & Redev Auth Govt Hsg Rev Pooled Hsg Prog Rfdg	5.250	07/01/26	741,812
2,340	Northwest, MN Multi-Cnty Hsg & Redev Auth Govt Hsg Rev Pooled Hsg Prog Rfdg	5.450	07/01/41	1,915,384
5,000	Northwest, MN Multi-Cnty Pooled Hsg Prog Rfdg, Ser A	6.250	07/01/40	4,607,500
3,500	Oakdale, MN Rev Sr Hsg Oak Meadows Proj Rfdg	6.250	04/01/34	3,355,485
4,700	Orono, MN Hsg Rev Rfdg Sr Orono Woods Apt, Ser A	5.400	11/01/41	3,666,282

40        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (Continued)
$7,500	Oronoco, MN Multi-Family Hsg Rev Wedum Shorewood Campus Proj Rfdg	5.400%	06/01/41	$6,625,650
1,100	Pine City, MN Lease Rev Lakes Intl Language Academy, Ser A	6.250	05/01/35	993,740
2,850	Ramsey, MN Lease Rev Pact Charter Sch Proj, Ser A	6.750	12/01/33	2,741,443
4,000	Saint Paul, MN Hsg & Redev Auth Cmnty Peace Academy Proj, Ser A	5.000	12/01/36	3,491,520
935	Saint Paul, MN Hsg & Redev Auth Higher Ground Academy Rfdg, Ser A	6.625	12/01/23	943,593
2,720	Saint Paul, MN Hsg & Redev Auth Higher Ground Academy Rfdg, Ser A	6.875	12/01/33	2,701,803
7,000	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	6,584,620
400	Saint Paul, MN Hsg & Redev Auth Hmong Academy Proj, Ser A	5.750	09/01/26	361,196
2,415	Saint Paul, MN Hsg & Redev Auth Hope Cmnty Academy Proj, Ser A	6.750	12/01/33	2,232,474
5,360	Saint Paul, MN Hsg & Redev Auth Hosp Rev Hlth East Proj	6.000	11/15/30	5,224,392
2,000	Saint Paul, MN Hsg & Redev Auth Lease Rev Hmong Academy Proj, Ser A	6.000	09/01/36	1,741,620
2,185	Saint Paul, MN Hsg & Redev Auth Lease Rev Hope Cmnty Academy Proj	6.250	12/01/33	1,902,589
3,500	Saint Paul, MN Hsg & Redev Auth Lease Rev New Spirit Schs Proj, Ser A	7.500	12/01/31	3,533,110
1,600	Saint Paul, MN Hsg & Redev Auth LSE Rev Achieve Language Academy Rfdg, Ser A	7.000	12/01/32	1,598,192
1,900	Saint Paul, MN Hsg & Redev Auth LSE Rev Higher Ground Academy Proj	8.500	12/01/38	2,033,133
4,035	Saint Paul, MN Hsg & Redev Auth Model Cities Hlth Ctr, Ser A (a)	7.250	11/01/26	4,079,546
7,590	Saint Paul, MN Hsg & Redev Auth Multi-Family Hsg Rev Marian Ctr Proj Rfdg, Ser A	5.375	05/01/43	6,452,031
1,000	Saint Paul, MN Hsg & Redev Auth Rfdg Marian Ctr Proj A	5.300	11/01/30	884,680
2,000	Saint Paul, MN Hsg & Redev Auth Rossy & Richard Shaller, Ser A	5.250	10/01/42	1,611,700
3,000	Saint Paul, MN Hsg & Redev Cmnty of Peace Academy Proj, Ser A (Prerefunded @ 12/01/10)	7.875	12/01/30	3,173,010
1,700	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser A	5.750	05/01/25	1,663,297
1,250	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser A	5.875	05/01/30	1,192,825

41        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (Continued)
$1,700	Saint Paul, MN Port Auth Lease Rev Hltheast Midway Campus 03, Ser B	6.000%	05/01/30	$1,620,253
7,000	Sauk Rapids, MN Hlthcare & Hsg Fac Rev Good Shepherd Lutheran Home	7.500	01/01/39	7,296,590
1,000	Vadnais Heights, MN Lease Rev Agric & Food Sciences, Ser A	6.375	12/01/24	798,560
5,000	Vadnais Heights, MN Lease Rev Agric & Food Sciences, Ser A	6.600	12/01/34	3,823,150
4,470	Vadnais Heights, MN Multi-Family Rev Hsg Cottages Vadnais Heights Rfdg (AMT)	7.000	12/01/31	4,382,477
1,650	Victoria, MN Private Sch Fac Holy Family Catholic High Sch, Ser A	5.850	09/01/24	1,618,584
4,500	Victoria, MN Private Sch Fac Holy Family Catholic High Sch, Ser A	5.875	09/01/29	4,287,870
1,000	Winona, MN Hlthcare Winona Hlth, Ser A	6.000	07/01/34	994,890

				228,189,464

	Mississippi 0.5%
1,595	Mississippi Business Fin Corp Air Cargo Rev Bd, Ser 2004 (AMT)	7.250	07/01/34	1,322,542
7,920	Mississippi Business Fin Corp MS Pollutn Ctl Rev Sys Energy Res Inc Proj	5.875	04/01/22	7,940,513
4,350	Mississippi Dev Bank Spl Oblig Diamond Lakes Util Rfdg, Ser A	6.250	12/01/17	3,900,384
4,600	Mississippi Home Corp Rev Cleveland Pers Care, Ser 6A (AMT)	6.250	12/01/35	3,655,022
5,745	Mississippi Home Corp Rev Grove Apts Proj, Ser 1 (AMT) (a) (g)	6.250/3.125	04/01/37	3,438,267
7,000	Mississippi Home Corp Rev Kirkwood Apts Proj (AMT) (a) (g)	6.800/3.400	11/01/37	3,849,860
1,965	Mississippi Hosp Equip & Fac & Impt Hosp South Cent Rfdg	5.250	12/01/31	1,797,091
1,000	Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med Rfdg	5.750	04/01/23	977,740
2,000	Mississippi Hosp Equip & Fac Auth Rev Impt Hosp S W MS Med Rfdg	5.750	04/01/29	1,871,100

				28,752,519

	Missouri 3.0%
1,000	370 Missouri Bottom Rd Taussig Rd Trans Dev Dist	7.000	05/01/22	1,000,970
4,750	370 Missouri Bottom Rd Taussig Rd Trans Dev Dist	7.200	05/01/33	4,588,690
1,000	Arnold, MO Real Ppty Tax Arnold Triangle Redev Proj, Ser A	7.750	05/01/28	1,063,050
4,055	Arnold, MO Sales Tax Increment Rev Arnold Triangle Redev Proj, Ser B	6.500	05/01/20	4,214,483

42        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (Continued)
$3,600	Ballwin, MO Tax Increment Rev Impt Ballwin Town Ctr Rfdg, Ser A	6.500%	10/01/22	$3,478,320
1,455	Branson Hills Infrastructure Fac Cmnty Impt Dist MO Spl, Ser A	5.500	04/01/22	1,228,078
1,500	Branson Hills Infrastructure Fac Cmnty Impt Dist MO Spl, Ser A	5.500	04/01/27	1,174,725
28,600	Branson, MO Regl Arpt Trans Dev Dist Arpt Rev, Ser B (AMT)	6.000	07/01/37	14,982,682
3,000	Bridgeton, MO Indl Dev Auth Sr Hsg Rev Sarah Cmnty Proj	5.900	05/01/28	2,606,220
245	Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc	5.750	06/01/32	241,690
30	Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc (Prerefunded @ 6/01/12)	5.750	06/01/32	32,913
3,000	Carthage, MO Hosp Rev	5.875	04/01/30	2,607,420
14,255	Carthage, MO Hosp Rev	6.000	04/01/38	11,769,356
3,000	Chesterfield, MO Indl Dev Auth Sr Living Fac Rev Willows at Brooking Pk Proj, Ser A (Prerefunded @ 6/01/10)	6.625	12/01/31	3,001,530
130	Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svc Heisinger Proj	5.500	02/01/35	126,903
3,190	Dardenne Town Square, MO Trans Dev Dist Sales Tax, Ser A	5.000	05/01/36	1,705,916
2,390	Ellisville, MO Indl Dev Auth Indl Dev Rev Gambrill Gardens Phase I Proj, Ser A	6.750	04/01/33	2,245,883
2,755	Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Impt & Rfdg (a)	6.200	06/01/29	2,490,245
1,925	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/11)	7.000	10/01/21	2,100,098
4,550	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/12)	6.125	10/01/21	5,071,976
1,920	Ferguson, MO Tax Increment Rev Crossings at Halls Ferry Proj (a)	5.000	04/01/17	1,791,936
3,450	Good Shepard Nursing Home Dist MO Nursing Home Fac Rev Rfdg	5.900	08/15/23	3,201,531
1,260	Joplin, MO Indl Dev Auth Indl Rev Christian Homes Inc Rfdg, Ser F	5.750	05/15/26	1,014,640
2,000	Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer, Ser A	6.250	01/01/24	1,885,520
5,500	Kansas City, MO Indl Dev Auth First Mtg Bishop Spencer, Ser A	6.500	01/01/35	4,954,070
323	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt Proj, Ser A (AMT) (a)	6.950	04/15/15	326,014
2,375	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Brentwood Manor Apt Proj, Ser B (AMT) (a)	7.250	10/15/38	2,074,111

43        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (Continued)
$125	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT) (a)	7.550%	06/15/12	$127,645
990	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT) (a)	7.550	06/15/22	996,336
3,430	Kansas City, MO Indl Dev Auth Multi-Family Hsg Rev Walnut Grove Apt Proj, Ser B (AMT) (a)	7.550	06/15/35	3,367,437
5,000	Kansas City, MO Indl Dev Plaza Lib Proj	5.900	03/01/24	4,830,550
2,503	Kansas City, MO Multi-Family Hsg Rev Northwoods Apts Proj, Ser A (AMT) (a)	6.450	05/01/40	2,094,535
5,000	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Aberdeen Heights, Ser A	8.000	05/15/29	4,994,900
2,500	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Aberdeen Heights, Ser A	8.250	05/15/39	2,515,000
23,000	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Aberdeen Heights, Ser A	8.250	05/15/45	22,972,630
1,000	Missouri St Dev Fin Brd Fac Branson Landing Proj, Ser A	5.500	12/01/24	1,015,780
1,500	Missouri St Dev Fin Brd Fac Branson Landing Proj, Ser A	5.625	12/01/28	1,515,240
3,760	Missouri St Dev Fin Brd Infrastructure Fac Rev Branson Landing Proj, Ser A	5.000	06/01/35	3,486,911
2,220	Nevada, MO Hosp Rev Nevada Regl Med Ctr (Prerefunded @ 10/01/11)	6.750	10/01/22	2,417,380
5,000	Nevada, MO Hosp Rev Nevada Regl Med Ctr (Prerefunded @ 10/01/11)	6.750	10/01/31	5,444,550
2,715	Osage Beach, MO Tax Increment Prewitts Point Proj (a)	6.750	05/01/23	2,678,076
7,750	Saint Joseph, MO Indl Dev Auth Hlthcare Rev Living Cmnty Saint Joseph Proj	7.000	08/15/32	7,429,538
4,600	Saint Louis Cnty, MO Indl Dev Auth Hlth Fac Rev Ranken Jordan Proj, Ser A (Prerefunded @ 11/15/13)	6.625	11/15/35	5,425,286
3,270	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	2,878,548
6,030	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/41	5,199,609
225	Saint Louis, MO Tax Increment Rev Scullin Redev Area, Ser A	10.000	08/01/10	226,841
7,480	Saline Cnty, MO Indl Dev Auth Hlth Fac Rev (Acquired 1/12/99 and 9/02/09 Cost $7,053,980) (b)	6.500	12/01/28	7,322,621
5,600	Valley Pk, MO Indl Dev Auth Sr Hsg Rev Cape Albeon Proj	6.150	12/01/33	4,855,984

				172,774,367

44        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Montana 0.0%
$1,000	Montana Fac Fin Auth Rev Sr Living Saint Johns Lutheran, Ser A	6.000%	05/15/25	$906,410
2,000	Montana Fac Fin Auth Rev Sr Living Saint Johns Lutheran, Ser A	6.125	05/15/36	1,712,040

				2,618,450

	Nevada 1.7%
3,000	Boulder City, NV Hosp Rev Boulder City Hosp Inc Proj Rfdg	5.850	01/01/22	2,660,190
5,100	Clark Cnty, NV Assisted Living Homestead Boulder City Proj	6.500	12/01/27	5,109,027
1,885	Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt	6.100	08/01/18	1,848,054
2,600	Clark Cnty, NV Impt Dist Spl Impt Dist No-142 Loc Impt	6.375	08/01/23	2,491,450
11,190	Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj Rfdg, Ser C	5.500	10/01/30	10,947,960
24,630	Clark Cnty, NV Sch Dist Ltd Tax Bldg, Ser A (d)	5.000	06/15/24	26,153,365
8,000	Director St NV Dept Business & Ind Las Vegas Monorail Proj Second Tier (a) (e)	7.375	01/01/40	20,000
920	Henderson, NV Loc Impt Dist No T 13, Ser A	6.800	03/01/22	876,318
3,095	Henderson, NV Loc Impt Dist No T 13, Ser B	6.900	03/01/22	2,972,036
7,200	Henderson, NV Loc Impt Dist No T 18	5.300	09/01/35	3,255,696
965	Las Vegas, NV Loc Impt Bds Spl Impt Dist No 607	6.000	06/01/19	897,045
1,350	Las Vegas, NV Loc Impt Bds Spl Impt Dist No 607	6.250	06/01/24	1,197,720
10,800	Las Vegas, NV Redev Agy Tax Increment Rev, Ser A	8.000	06/15/30	12,594,744
250	Las Vegas, NV Spl Impt Dist No Elkhorn Springs	8.000	09/15/13	254,412
2,700	Mesquite, NV Spl Impt Dist No 07-01 Loc Impt Anthem at Mesquite	6.150	08/01/37	2,012,904
5,425	Reno, NV Redev Agy Tax Alloc Sub Lien, Ser C	5.400	06/01/27	4,109,709
4,160	Reno, NV Spl Assmt Dist No 4 Somersett Pkwy	6.625	12/01/22	3,896,630
1,000	Sparks, NV Loc Impt Dist Ltd Oblig Dist No 3	6.500	09/01/20	986,650
2,000	Sparks, NV Loc Impt Dist Ltd Oblig Dist No 3	6.750	09/01/27	1,904,000
3,725	Sparks, NV Tourism Impt Dist No 1 Rev Sr Sales Tax Antic, Ser A (f)	6.500	06/15/20	3,662,979
14,000	Sparks, NV Tourism Impt Dist
	No 1 Rev Sr Sales Tax Antic, Ser A (f)	6.750	06/15/28	13,167,000

				101,017,889

	New Hampshire 0.4%
3,700	New Hampshire Higher Ed & Hlth Fac Auth Rev New England College (a)	6.125	03/01/19	3,656,488
1,735	New Hampshire Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant Hlth	5.500	07/01/34	1,741,836

45        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Hampshire (Continued)
$1,570	New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua, Ser A	6.875%	05/01/23	$1,590,755
6,290	New Hampshire Hlth & Ed Fac Auth Rev Huntington at Nashua, Ser A	6.875	05/01/33	6,271,570
1,055	New Hampshire Hlth & Ed Fac Speare Mem Hosp	5.500	07/01/25	1,013,148
2,650	New Hampshire Hlth & Ed Fac Speare Mem Hosp	5.875	07/01/34	2,542,808
1,565	New Hampshire St Business Fin Auth Elec Fac Rev Plymouth Cogeneration (AMT) (Acquired 6/29/93, Cost $1,531,509) (a) (b)	7.750	06/01/14	1,555,735
3,000	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (c)	7.125	07/01/27	3,168,540
2,000	New Hampshire St Business Fin Auth Rev First Mtg Huggins Hosp	6.875	10/01/39	2,021,700
140	New Hampshire St Hsg Fin Auth Single Family Rev, Ser D (AMT)	5.900	07/01/28	140,108

				23,702,688

	New Jersey 2.8%
2,000	Camden Cnty, NJ Impt Auth Rev Hlthcare Redev Cooper Hlth, Ser A	5.750	02/15/34	2,004,240
6,000	New Jersey Econ Dev Auth Cedar Crest Vlg Inc Fac, Ser A (Prerefunded @ 11/15/11)	7.250	11/15/21	6,636,840
3,450	New Jersey Econ Dev Auth Econ Dev Rev Utd Methodist Homes, Ser A	6.125	07/01/23	3,429,852
5,800	New Jersey Econ Dev Auth Econ Dev Rev Utd Methodist Homes, Ser A	6.250	07/01/33	5,478,796
2,000	New Jersey Econ Dev Auth First Mtg Franciscan Oaks Proj	5.700	10/01/17	1,999,820
2,355	New Jersey Econ Dev Auth First Mtg Franciscan Oaks Proj	5.750	10/01/23	2,201,760
600	New Jersey Econ Dev Auth First Mtg Hamilton Continuing Care, Ser A (Prerefunded @ 11/01/10)	8.350	11/01/30	630,816
1,500	New Jersey Econ Dev Auth First Mtg Presbyterian, Ser A	6.375	11/01/31	1,348,785
750	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj	5.300	11/01/26	635,603
900	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj	5.375	11/01/36	698,994
6,000	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	7.750	04/01/33	6,484,080
1,250	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	8.000	04/01/23	1,353,350

46        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (Continued)
$3,500	New Jersey Econ Dev Auth First Mtg Seashore Gardens Proj (Prerefunded @ 4/01/11)	8.000%	04/01/31	$3,789,380
2,000	New Jersey Econ Dev Auth Retirement Cmnty Rev Seabrook Vlg Inc, Ser A (Prerefunded @ 11/15/10)	8.250	11/15/30	2,092,500
2,000	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/10)	8.000	11/15/15	2,090,280
2,880	New Jersey Econ Dev Auth Retirement Cmnty Rev, Ser A (Prerefunded @ 11/15/10)	8.125	11/15/23	3,011,616
1,500	New Jersey Econ Dev Auth Rev Cranes Mill Proj First Mtg, Ser A	5.875	07/01/28	1,436,325
1,500	New Jersey Econ Dev Auth Rev Cranes Mill Proj First Mtg, Ser A	6.000	07/01/38	1,420,245
710	New Jersey Econ Dev Auth Rev First Mtg Lions Gate Proj A	5.750	01/01/25	634,392
1,230	New Jersey Econ Dev Auth Rev First Mtg Lions Gate Proj A	5.875	01/01/37	1,039,325
1,560	New Jersey Econ Dev Auth Rev First Mtg Presbyterian, Ser A	6.250	11/01/20	1,480,409
985	New Jersey Econ Dev Auth Rev First Mtg The Millhouse Proj, Ser A (a)	7.500	04/01/15	828,337
2,100	New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj, Ser A (AMT) (a)	6.125	06/01/18	1,805,727
655	New Jersey Econ Dev Auth Rev Kullman Assoc LLC Proj, Ser A (AMT) (a)	6.750	07/01/19	600,773
2,000	New Jersey Econ Dev Auth Rev Rfdg First Mtg Winchester, Ser A	5.800	11/01/31	2,000,660
6,395	New Jersey Econ Dev Auth Rev Sr Mtg Arbor, Ser A	6.000	05/15/28	5,657,401
16,760	New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc Proj (AMT)	6.250	09/15/19	15,931,218
25,765	New Jersey Econ Dev Auth Spl Fac Rev Contl Airl Inc Proj (AMT)	6.250	09/15/29	23,529,886
7,000	New Jersey Econ Dev Auth Utd Methodist Homes NJ Oblig	5.750	07/01/29	6,306,370
370	New Jersey Hlthcare Fac Fin Auth Rev Care Inst Inc Cherry Hill Proj (a)	7.750	07/01/10	369,867
5,000	New Jersey Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.000	07/01/36	4,386,250
1,000	New Jersey Hlthcare Fac Fin Auth Rev Palisades Med Ctr NY Hlthcare	6.625	07/01/31	926,110
323	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn (e)	6.000	07/01/13	3
428	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn (e)	6.500	07/01/23	4

47        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (Continued)
$2,496	New Jersey Hlthcare Fac Fin Auth Rev Pascack Vlg Hosp Assn (e)	6.625%	07/01/36	$25
1,330	New Jersey Hlthcare Fac Fin Auth Rev Raritan Bay Med Ctr Issue Rfdg (a)	7.250	07/01/14	1,316,500
11,300	New Jersey Hlthcare Fac Fin Auth Rev Saint Joseph’s Hlthcare Sys	6.625	07/01/38	11,659,114
4,000	New Jersey Hlthcare Fac Fin Inst Inc Cherry Hill Proj (a)	8.000	07/01/27	3,378,960
9,475	Tobacco Settlement Fin Corp NJ, Ser 1-A	4.500	06/01/23	8,503,151
1,365	Tobacco Settlement Fin Corp NJ, Ser 1-A	4.625	06/01/26	1,153,630
10,800	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000	06/01/29	8,882,892
21,000	Tobacco Settlement Fin Corp NJ, Ser 1-A	5.000	06/01/41	14,235,480

				161,369,766

	New Mexico 0.5%
1,300	Bernalillo Cnty, NM Multi-Family Hsg Sr Solar Villas Apt, Ser F (a)	7.250	10/15/22	1,326,442
1,495	Cabezon Pub Impt Dist NM	6.300	09/01/34	1,313,716
1,505	Cabezon Pub Impt Dist NM Spl Leverage Rev	6.000	09/01/24	1,380,566
10,000	Farmington, NM Pollutn Ctl Rev Pub Svc NM San Juan, Ser C (i)	5.900	06/01/40	10,075,100
4,540	New Mexico Hsg Auth Region lll Sr Brentwood Gardens Apt, Ser A (AMT) (a)	6.850	12/01/31	4,235,003
2,175	New Mexico Regl Hsg Auth Hsg Wildewood Apt Proj Sr, Ser A (a)	7.500	12/01/30	2,207,560
2,000	New Mexico St Hosp Equip Ln Council Hosp Rev Rehoboth Proj Rfdg, Ser A	5.250	08/15/26	1,633,460
2,500	RHA Hsg Dev Corp NM Multi-Family Rev Mtg Woodleaf Apt Proj Rfdg, Ser A (GNMA Collateralized) (a)	7.125	12/15/27	2,499,800
3,170	San Juan Cnty, NM Multi-Family Hsg Apple Ridge Apts Sr, Ser A (AMT) (a)	7.250	12/01/31	3,064,693
3,250	Santa Fe Cnty, NM Proj Rev El Castillo Retirement, Ser A	5.625	05/15/25	3,082,430
1,500	Ventana West Pub Impt Dist NM	6.875	08/01/33	1,323,075

				32,141,845

	New York 6.2%
2,240	Amherst, NY Indl Dev Agy Sharry Zedek Proj Rfdg, Ser A (a)	7.000	06/15/36	2,239,888
195	Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc, Ser A (h)	7.750	11/15/10	201,238
1,000	Brookhaven, NY Indl Dev Agy Mem Hosp Med Ctr Inc, Ser A (Prerefunded @ 11/15/10)	8.250	11/15/30	1,043,920
8,660	Brookhaven, NY Indl Dev Agy Sr Residential Hsg Rev Woodcrest Estates Fac, Ser A (AMT)	6.375	12/01/37	7,682,719

48        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (Continued)
$1,310	Brookhaven, NY Indl Dev Agy Sr Woodcrest Estates Fac, Ser A (AMT)	6.250%	12/01/23	$1,244,749
3,890	Brooklyn Arena Loc Dev Corp NY Cap Apprec Barclays Ctr Proj	*	07/15/31	1,019,219
8,500	Brooklyn Arena Loc Dev Corp NY Cap Apprec Barclays Ctr Proj	*	07/15/32	2,068,050
3,915	Brooklyn Arena Loc Dev Corp NY Cap Apprec Barclays Ctr Proj	*	07/15/33	883,616
2,000	Brooklyn Arena Loc Dev Corp NY Cap Apprec Barclays Ctr Proj	*	07/15/34	418,360
23,805	Brooklyn Arena Loc Dev Corp NY Cap Apprec Barclays Ctr Proj	*	07/15/44	2,136,023
27,410	Brooklyn Arena Loc Dev Corp NY Cap Apprec Barclays Ctr Proj	*	07/15/45	2,253,376
9,700	Brooklyn Arena Loc Dev Corp NY Cap Apprec Barclays Ctr Proj	*	07/15/46	729,828
6,280	Dutchess Cnty, NY Indl Dev Agy Saint Francis Hosp Rfdg, Ser A	7.500	03/01/29	6,299,217
4,195	Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood, Ser A	6.875	05/01/33	4,083,035
805	Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood, Ser A (Prerefunded @ 5/01/13)	6.875	05/01/33	929,034
2,000	Monroe Cnty, NY Indl Dev Agy Civic Fac Rev Cloverwood Sr Living, Ser A	6.750	05/01/23	1,942,920
1,920	Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj (Prerefunded @ 11/15/10)	8.000	11/15/15	2,010,490
1,570	Monroe Cnty, NY Indl Dev Agy Woodland Vlg Proj (Prerefunded @ 11/15/10)	8.550	11/15/32	1,659,145
1,000	Mount Vernon, NY Indl Dev Agy Civic Fac Rev	6.200	06/01/29	934,490
2,750	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.500	01/01/27	2,736,003
29,500	Nassau Cnty, NY Indl Dev Agy Continuing Care Retirement Amsterdam at Harborside, Ser A	6.700	01/01/43	28,258,345
15,550	New York City Indl Dev Agy Civic Fac Rev Polytechnic Univ Proj (ACA Insd)	5.250	11/01/37	14,086,279
3,000	New York City Indl Dev Agy Civic Fac Rev Psch Inc Proj	6.375	07/01/33	2,655,180
2,650	New York City Indl Dev Agy Civic Fac Rev Spl Pl Inc Proj, Ser A	7.000	01/01/33	2,576,648
49,680	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.250	03/01/15	50,136,559
24,530	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr, Ser A	6.500	03/01/35	24,574,399
5,000	New York City Indl Dev Agy Rev Lycee Francais De NY Proj, Ser C	6.800	06/01/28	5,263,500

49        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (Continued)
$5,000	New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AMBAC Insd)	5.000%	01/01/26	$4,831,650
4,075	New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AMBAC Insd)	5.000	01/01/39	3,637,916
16,500	New York City Indl Dev Agy Rev Queens Baseball Stad Pilot (AMBAC Insd)	5.000	01/01/46	14,498,385
7,500	New York City Indl Dev Agy Rev Visy Paper Inc Proj (AMT)	7.950	01/01/28	7,499,325
2,500	New York Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 8/07/06, Cost $2,500,000) (a) (b) (e)	6.125	02/15/19	25
2,125	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.125	12/01/29	2,132,671
7,275	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.250	12/01/37	7,107,020
10,100	New York St Dorm Auth Rev Non St Supported Debt Orange Regl Med Ctr	6.500	12/01/21	10,548,844
4,695	New York St Dorm Auth Rev Winthrop South Nassau Univ	5.750	07/01/28	4,764,955
4,000	New York St Dorm Auth Rev Winthrop Univ Hosp Assn, Ser A	5.500	07/01/23	4,073,640
5,000	New York St Energy Resh & Dev Reg Ribs (k)	11.851	04/01/20	2,598,125
15,000	New York St Environmental Fac Corp St Clean Wtr & Drinking, Ser A (d)	5.000	06/15/30	15,851,550
20,000	New York St Environmental Fac Corp St Clean Wtr & Drinking, Ser A (d)	5.000	06/15/34	21,286,600
8,405	New York St Environmental Fac Corp St Clean Wtr & Drinking, Ser A (d)	5.125	06/15/38	9,011,169
15,000	New York St Urban Dev Corp Rev St Pers Income Tax, Ser B-1(d)	5.000	03/15/36	16,188,150
1,380	Newark-Wayne Cmnty Hosp Inc NY Hosp Rev Impt & Rfdg, Ser A	7.600	09/01/15	1,380,345
4,000	Orange Cnty, NY Indl Dev Agy Arden Hill Life Care Ctr Proj, Ser A	7.000	08/01/31	3,662,600
75	Oswego Cnty, NY Indl Dev Agy Civic Fac Rev Sub Saint Luke Residential Hlth, Ser B	7.000	02/01/12	75,092
13,650	Port Auth NY & NJ Cons 144th (d)	5.000	10/01/35	14,329,224
9,270	Seneca Cnty, NY Indl Dev Agy Solid Waste Disp Rev Seneca Meadows Inc Proj (AMT) (c) (f)	6.625	10/01/35	9,326,176
1,000	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (f)	5.000	12/01/23	822,500
3,500	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Eastn Long Is Hosp Assn (f)	5.500	01/01/37	2,602,565
1,945	Suffolk Cnty, NY Indl Dev Agy Civic Fac Rev Gurwin Jewish Phase II	6.700	05/01/39	1,783,779

50        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (Continued)
$2,210	Suffolk Cnty, NY Indl Dev Agy Continuing Care Retirement Peconic Landing, Ser A	8.000%	10/01/20	$2,262,554
2,000	Suffolk Cnty, NY Indl Dev Agy Continuing Care Retirement Peconic Landing, Ser A	8.000	10/01/30	2,044,380
7,840	Suffolk Cnty, NY Indl Dev Agy Medford Hamlet Asstd Living Proj (AMT)	6.375	01/01/39	6,291,286
4,270	Sullivan Cnty, NY Indl Dev Agy Civic Fac Rev Hebrew Academy Spl Children	7.500	06/01/32	4,148,860
1,350	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/21	1,356,601
3,325	Syracuse, NY Indl Dev Agy Rev First Mtg Jewish Home, Ser A	7.375	03/01/31	3,206,663
3,750	Utica, NY Indl Dev Agy Civic Fac Rev Utica College Civic Fac	6.850	12/01/31	3,775,050
2,315	Utica, NY Indl Dev Agy Civic Utica College Civic Fac	6.750	12/01/21	2,368,824
5,000	Westchester Cnty, NY Indl Dev Agy Mtg Kendal on Hudson Proj, Ser A	6.375	01/01/24	4,982,550
3,000	Westchester Cnty, NY Indl Dev Hebrew Hosp Sr Hsg Inc, Ser A (Prerefunded @ 7/01/10)	7.375	07/01/30	3,079,110

				361,594,414

	North Carolina 0.9%
1,000	Halifax Cnty, NC Indl Fac & Pollutn Ctl Fin Auth Intl Paper Co Proj, Ser A (AMT)	5.900	09/01/25	1,003,140
5,125	Johnston, NC Mem Hosp Auth Mem Hosp Auth (AGM Insd) (d)	5.250	10/01/28	5,369,411
8,000	Johnston, NC Mem Hosp Auth Mem Hosp Auth (AGM Insd) (d)	5.250	10/01/36	8,264,160
1,000	North Carolina Med Care Commn First Mtg Arbor Acres Cmnty Proj (Prerefunded @ 3/01/12)	6.250	03/01/27	1,101,680
7,050	North Carolina Med Care Commn First Mtg Baptist Retirement, Ser A	6.400	10/01/31	6,368,124
3,000	North Carolina Med Care Commn First Mtg Forest at Duke Proj (Prerefunded @ 9/01/12)	6.375	09/01/32	3,352,740
2,500	North Carolina Med Care Commn First Mtg Salemtowne Proj (Prerefunded @ 4/01/11)	6.625	04/01/31	2,649,900
7,150	North Carolina Med Care Commn Hlthcare Fac Rev Pennybyrn at Maryfield, Ser A	6.125	10/01/35	5,509,075
9,500	North Carolina Med Care Commn Retirement Fac Rev First Mtg Givens Estates Proj, Ser A (Prerefunded @ 7/01/13)	6.500	07/01/32	11,122,980
9,650	North Carolina Med Care Commn Retirement Fac Rev First Mtg Vlg at Brookwood Rfdg	5.250	01/01/32	7,183,653

				51,924,863

51        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Dakota 0.2%
$2,610	Devils Lake, ND Hlthcare Fac Rev & Impt Lk Reg Lutheran Rfdg (a)	6.100%	10/01/23	$1,970,446
495	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.250	09/01/21	387,347
765	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.400	09/01/26	564,295
2,120	Fargo, ND Multi-Family Rev Hsg Trollwood Vlg Proj Rfdg, Ser A (AMT)	7.600	09/01/31	1,518,238
1,545	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.200	12/01/26	1,307,966
2,400	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.300	12/01/34	1,871,688
2,840	Lincoln, ND Muni Indl Dev Act Mo Slope Lutheran Care Ctr Proj	5.350	11/01/41	2,161,183
5,970	Traill Cnty, ND Hlthcare Rev Hillsboro Med Ctr	5.500	05/01/42	4,495,111

				14,276,274

	Ohio 3.0%
20,455	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj (a)	6.500	09/01/36	15,711,076
1,500	Akron Bath Copley, OH St Twp Hosp Dist Rev Summa Hosp, Ser A	5.375	11/15/24	1,493,250
4,000	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	6.900	11/15/23	4,020,080
12,650	Athens Cnty, OH Hosp Fac Rev Impt O’Bleness Mem Rfdg, Ser A	7.125	11/15/33	12,255,193
33,105	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.125	06/01/24	29,690,550
2,250	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.375	06/01/24	2,069,978
9,870	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	6.500	06/01/47	7,807,367
18,860	Buckeye, OH Tob Settlement Fin Auth Cap Apprec Sr Turbo, Ser A-2	5.875	06/01/47	13,572,599
21,815	Buckeye, OH Tob Settlement Fin Auth Sr Turbo, Ser A-2	5.750	06/01/34	16,687,821
28,900	Buckeye, OH Tob Settlement Fin Auth Sr Turbo, Ser A-2	5.875	06/01/30	23,409,867
1,000	Centerville, OH Hlthcare Rev Bethany Lutheran Vlg Proj, Ser A	5.750	11/01/22	975,710
2,550	Centerville, OH Hlthcare Rev Bethany Lutheran Vlg Proj, Ser A	6.000	11/01/38	2,237,090
2,605	Cleveland Cuyahoga Cnty, OH Spl Assmt Tax Increment Proj	7.000	12/01/18	2,637,953
5,000	Cleveland Cuyahoga Cnty, OH Spl Assmt Tax Increment Proj	7.350	12/01/31	5,015,050

52        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (Continued)
$1,355	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750%	05/15/27	$1,168,430
5,000	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	6.000	05/15/37	4,375,550
3,645	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	6.000	05/15/42	3,057,499
3,500	Cuyahoga Cnty, OH Hlthcare Fac Franciscan Cnty OH Inc Proj, Ser C	6.250	05/15/32	3,148,145
5,540	Dayton, OH Spl Fac Rev Air Fght Cargo Day LLC Proj (AMT)	6.300	04/01/22	4,615,042
1,955	Hamilton Cnty, OH Multi-Family Rev Hsg Garden Hill Washington Pk Apt (AMT) (a) (e)	7.750	10/01/21	592,052
1,500	Lucas Cnty, OH Hlthcare Impt Sunset Retirement Rfdg	6.500	08/15/20	1,518,495
1,000	Lucas Cnty, OH Hlthcare Impt Sunset Retirement Rfdg, Ser A	6.550	08/15/24	1,010,190
500	Lucas Cnty, OH Hlthcare Impt Sunset Retirement Rfdg, Ser A	6.625	08/15/30	504,185
7,340	Norwood, OH Tax Increment Rev Fin Cornerstone at Norwood (a)	6.200	12/01/31	5,787,517
6,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009-A	6.750	01/15/39	6,421,140
876	Pinnacle Cmnty Infrastructure Fac, Ser A	6.000	12/01/22	777,704
2,000	Pinnacle Cmnty Infrastructure Fac, Ser A	6.250	12/01/36	1,609,800
1,500	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.100	11/01/22	1,430,880
1,670	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.200	11/01/27	1,560,431
2,250	Tuscarawas Cnty, OH Hosp Fac Rev Twin City Hosp Proj	6.350	11/01/37	2,059,853

				177,220,497

	Oklahoma 0.7%
3,405	Atoka Cnty, OK Hlthcare Auth Hosp Rev Atoka Mem Hosp	6.625	10/01/37	3,013,936
4,000	Chickasaw Nation, OK Hlth Sys (f)	6.250	12/01/32	4,047,280
2,470	Citizen Potawatomi Nation, OK, Ser A	6.500	09/01/16	2,421,835
120	Langston, OK Econ Dev Langston Cmnty Dev Corp Proj, Ser A (h)	7.000	08/01/10	121,280
5,500	Oklahoma Cnty, OK Fin Auth Rev Retirement Fac Concordia, Ser A	6.000	11/15/38	4,590,795
3,500	Oklahoma Dev Fin Auth Hosp Rev Great Plains Regl Med Ctr Proj	5.000	12/01/27	3,082,380
7,695	Oklahoma Dev Fin Auth Hosp Rev Great Plains Regl Med Ctr Proj	5.125	12/01/36	6,616,238

53        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oklahoma (Continued)
$5,000	Oklahoma Dev Fin Auth Rev Comanche Cnty Hosp Proj, Ser B	6.375%	07/01/21	$5,145,150
500	Oklahoma Dev Fin Auth Rev Comanche Cnty Hosp Proj, Ser B	6.600	07/01/31	509,255
3,000	Tulsa Cnty, OK Indl Auth Sr Living Cmnty Rev Montereau Inc Proj, Ser A	7.250	11/01/40	3,003,960
7,480	Tulsa Cnty, OK Indl Auth Sr Living Cmnty Rev Montereau Inc Proj, Ser A	7.250	11/01/45	7,404,153

				39,956,262

	Oregon 0.8%
870	Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg (a)	6.000	08/01/14	870,609
6,145	Clatsop Care Ctr Hlth Dist OR Rev Sr Hsg (a)	6.875	08/01/28	5,804,075
1,600	Douglas Cnty, OR Hosp Fac Auth Rev Elderly Hsg Forest Glen, Ser A (a)	7.500	09/01/27	1,343,696
9,220	Gilliam Cnty, OR Solid Waste Disp Rev Waste Mgmt Proj Conv (AMT)	5.250	07/01/29	9,286,753
8,700	Multnomah Cnty, OR Hosp Fac Auth Rev Terwilliger Plaza Proj Rfdg (Acquired 5/16/03, 11/17/03 and 5/21/04, Cost $8,507,497) (b)	6.500	12/01/29	8,791,698
7,890	Oregon St Hlth Hsg Ed & Cultural Fac Auth, Ser A (AMT) (a)	7.250	06/01/28	7,842,897
3,000	Warm Springs Reservation OR Confederated Tribes Pelton Round Butte Tribal, Ser B	6.375	11/01/33	3,038,160
9,925	Yamhill Cnty, OR Hosp Auth Rev Friendsview Retirement Cmnty (Prerefunded @ 12/01/13)	7.000	12/01/34	11,883,599

				48,861,487

	Pennsylvania 3.8%
1,000	Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa Saint Joseph	5.875	08/15/18	963,790
4,500	Allegheny Cnty, PA Hosp Dev Auth Hlthcare Fac Villa Saint Joseph	6.000	08/15/28	3,976,965
7,050	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys, Ser A	5.000	11/15/28	5,856,012
23,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.375	11/15/40	18,316,510
6,520	Allegheny Cnty, PA Indl Dev Auth Lease Rev Air Fght Cargo Fac Pit LLC (AMT)	7.750	09/01/31	6,062,492
1,695	Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)	6.625	09/01/24	1,460,700
2,400	Allegheny Cnty, PA Indl Dev Auth Rev Environmental Impt US Steel Corp Rfdg	6.875	05/01/30	2,581,920
1,500	Allegheny Cnty, PA Redev Auth Pittsburgh Mills Proj	5.600	07/01/23	1,393,335
4,915	Berks Cnty, PA Indl Dev Auth First Mtg Rev One Douglassville Proj Rfdg, Ser A (AMT)	6.125	11/01/34	4,068,096

54        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$4,275	Blair Cnty, PA Indl Dev Auth Vlg of PA St Proj, Ser A	7.000%	01/01/34	$3,439,921
5,850	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Fac Rev Ann’s Choice Inc, Ser A	6.250	01/01/35	5,408,851
1,500	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Rev Ann’s Choice Inc Fac, Ser A	6.125	01/01/25	1,437,855
825	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.100	05/01/14	825,173
1,900	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.200	05/01/19	1,825,748
3,800	Bucks Cnty, PA Indl Dev Auth Rev First Mtg Hlthcare Fac Chandler	6.300	05/01/29	3,407,460
1,000	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/19	1,004,710
2,500	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/24	2,360,550
2,250	Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj (Prerefunded @ 7/01/12)	7.250	07/01/24	2,574,967
2,200	Chester Cnty, PA Hlth & Ed Jenners Pond Inc Proj (Prerefunded @ 7/01/12)	7.625	07/01/34	2,534,488
4,050	Chester Cnty, PA Indl Dev Auth Wtr Fac Rev Aqua PA Inc Proj, Ser A (NATL Insd) (AMT)	5.000	02/01/40	4,051,985
4,000	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Forum Place, Ser A (e)	6.000	01/15/25	3,311,840
8,500	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000	01/01/25	7,086,620
1,000	Delaware Cnty, PA Auth First Mt White Horse Vlg Proj, Ser A (Prerefunded @ 7/01/10)	7.625	07/01/30	1,016,350
2,500	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.875	07/01/31	2,202,150
3,800	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.900	07/01/40	3,337,806
8,500	Harrisburg, PA Auth Univ Rev Harrisburg Univ of Science, Ser B	6.000	09/01/36	7,493,260
4,730	Hazleton, PA Hlth Svc Auth Hazleton Saint Joseph’s Med Ctr	6.200	07/01/26	4,584,742
2,200	Indiana Cnty, PA Indl Dev Auth Pollutn Ctl Rev PSEG Pwr LLC Proj Rfdg (AMT)	5.850	06/01/27	2,224,992
1,000	Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr Saint Anne’s Home	6.625	04/01/28	957,590
1,200	Lehigh Cnty, PA Gen Purp Auth First Mtg Bible Fellowship Church (a)	7.625	11/01/21	1,228,416
3,000	Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Church Home Inc (a)	7.750	11/01/33	3,034,590

55        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$3,000	Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Church Home Inc Proj, Ser A (a)	6.000%	12/15/23	$2,835,180
3,000	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg (a)	6.000	11/01/18	2,598,930
10,085	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg (a)	6.000	11/01/23	7,583,718
3,585	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Grp Rfdg (a)	6.200	11/01/14	3,196,063
2,355	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.100	06/01/18	2,103,062
4,000	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.300	06/01/28	3,158,600
8,275	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Impt & Rfdg	6.875	04/01/36	7,239,136
2,775	Montgomery Cnty, PA Indl Dev Auth Rev Hlthcare Adv Geriatric, Ser A	8.375	07/01/23	2,777,914
1,085	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.000	02/01/21	950,091
1,500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.125	02/01/28	1,204,800
19,755	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.250	02/01/35	14,853,192
1,850	Montgomery Cnty, PA Indl Dev Auth Rev Wordsworth Academy (a)	7.750	09/01/14	1,853,238
1,600	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp, Ser A	5.625	07/01/32	1,608,816
3,430	Northeastern, PA Hosp & Ed Auth Hlthcare Rev (a)	7.125	10/01/29	3,366,819
1,605	Northeastern, PA Hosp & Ed Auth Hlthcare Rev Oakwood Ter Proj (a) (f)	6.500	10/01/32	1,465,991
2,900	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.125	11/01/21	2,945,733
1,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.375	11/01/41	1,015,180
2,650	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Amtrak Proj, Ser A (AMT)	6.500	11/01/16	2,714,554
10,000	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750	12/01/36	10,337,200
6,225	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy Seward, Ser A (AMT)	6.750	12/01/36	6,434,907
1,965	Pennsylvania St Higher Ed Student Assn Inc Proj, Ser A	6.750	09/01/32	1,998,150
2,600	Philadelphia, PA Auth for Indl Dev Baptist Home of Philadelphia, Ser A	5.500	11/15/18	1,707,602

56        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (Continued)
$5,485	Philadelphia, PA Auth for Indl Dev Baptist Home of Philadelphia, Ser A	5.600%	11/15/28	$3,519,121
11,550	Philadelphia, PA Auth for Indl Dev Rev Coml Dev Rfdg (AMT)	7.750	12/01/17	11,563,745
1,355	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human Svc, Ser A (a)	6.125	01/01/13	1,315,705
4,000	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Centralized Comp Human Svc, Ser A (a)	7.250	01/01/21	3,964,160
4,300	Susquehanna Area Regl Arpt Auth PA Sys Rev, Ser A (AMT)	6.500	01/01/38	4,273,469
4,000	Westmoreland Cnty, PA Indl Dev Hlthcare Fac Redstone, Ser B (Prerefunded @ 11/15/10)	8.000	11/15/23	4,181,720

				222,796,680

	Rhode Island 0.1%
3,825	Rhode Island St Econ Dev Corp Rev Oblig Providence Pl	7.250	07/01/20	3,729,069
1,260	Tiverton, RI Spl Oblig Tax Mount Hope Bay Vlg, Ser A	6.875	05/01/22	1,246,304
1,935	Tobacco Settlement Fin Corp RI Asset Bkd, Ser A	6.000	06/01/23	1,953,885

				6,929,258

	South Carolina 1.1%
2,300	Georgetown Cnty, SC Environmental Impt Rev Intl Paper Co Proj Rfdg, Ser A	5.950	03/15/14	2,521,743
4,860	Lancaster Cnty, SC Assmt Rev Edenmoor Impt Dist, Ser B (Acquired 5/19/06, Cost $4,860,000) (a) (b) (e)	5.750	12/01/37	1,686,371
1,505	Lancaster Cnty, SC Assmt Rev Sun City Carolina Lakes Impt	5.450	12/01/37	1,195,948
4,080	Laurens Cnty, SC Sch Dist No 55 Installment Pur Rev	5.250	12/01/30	3,902,357
1,000	Myrtle Beach, SC Tax Increment Myrtle Beach Air Force Base, Ser A	5.250	11/01/26	738,330
1,250	Myrtle Beach, SC Tax Increment Myrtle Beach Air Force Base, Ser A	5.300	11/01/35	830,700
7,000	Richland Cnty, SC Environmental Impt Rev Intl Paper, Ser A (AMT)	6.100	04/01/23	7,100,030
3,000	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Impt & Rfdg	5.375	11/15/30	2,478,930
105	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Presbyterian Ctr (h)	6.750	11/15/10	107,829
500	South Carolina Jobs Econ Dev Auth Econ Dev Rev Westminster Presbyterian Ctr (Prerefunded @ 11/15/10)	7.500	11/15/20	526,355
495	South Carolina Jobs Econ Dev Auth Fac Rev Palmetto Hlth, Ser C (Prerefunded @ 8/01/13)	6.375	08/01/34	574,522

57        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (Continued)
$2,500	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.125%	10/01/26	$2,098,050
19,700	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	20,209,639
5,000	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance, Ser A	6.125	08/01/23	5,219,800
2,000	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	1,604,640
3,700	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/37	2,710,065
7,800	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/42	5,500,326
4,005	South Carolina Jobs Econ Palmetto Hlth, Ser C (Prerefunded @ 8/01/13)	6.375	08/01/34	4,632,103

				63,637,738

	South Dakota 0.4%
940	Keystone, SD Econ Dev Rev Wtr Quality Mgmt Corp A (AMT)	6.000	12/15/18	825,940
3,750	Minnehaha Cnty, SD Hlth Fac Bethany Lutheran Home Proj, Ser A (Prerefunded @ 12/01/12)	7.000	12/01/35	4,287,637
2,000	Minnehaha Cnty, SD Hlth Fac Rev Bethany Lutheran Rfdg	5.375	12/01/27	1,752,560
1,815	Minnehaha Cnty, SD Hlth Fac Rev Bethany Lutheran Rfdg	5.500	12/01/35	1,491,458
6,285	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Rfdg	5.000	11/15/26	4,928,006
5,000	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj Rfdg	5.000	11/15/33	3,664,200
1,750	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj, Ser A (Prerefunded @ 11/15/12)	6.625	11/15/23	1,988,980
3,250	Sioux Falls, SD Hlth Fac Rev Dow Rummel Vlg Proj, Ser A (Prerefunded @ 11/15/12)	6.750	11/15/33	3,703,668

				22,642,449

	Tennessee 1.5%
1,110	Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj, Ser A	6.000	02/15/19	1,109,922
1,000	Johnson City, TN Hlth & Ed Appalachian Christian Vlg Proj, Ser A	6.000	02/15/24	976,190
8,330	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A	5.500	07/01/36	8,038,950
5,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (Prerefunded @ 7/01/12)	7.500	07/01/25	5,672,500

58        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (Continued)
$8,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (Prerefunded @ 7/01/12)	7.500%	07/01/33	$9,076,000
3,950	Johnson City, TN Hlth & Ed Fac Brd Retirement Fac Rev Appalachian Christian Vlg Proj, Ser A	6.250	02/15/32	3,804,403
2,500	Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Fac Rev Baptist Hlth Sys East TN	6.500	04/15/31	2,664,975
4,465	Memphis, TN Hlth Ed & Hsg Fac Brd Multi-Family Hsg Rev (AMT)	6.700	11/01/37	3,873,655
4,850	Metropolitan Govt Nashville & Davidson Blakeford at Green Hills Rfdg	5.650	07/01/24	4,165,907
3,650	Shelby Cnty, TN Hlth & Ed Germantown Vlg, Ser A	7.000	12/01/23	3,423,189
14,800	Shelby Cnty, TN Hlth & Ed Germantown Vlg, Ser A	7.250	12/01/34	14,315,448
1,425	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Residential Care Germantown Vlg, Ser A	6.375	12/01/13	1,398,994
3,700	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Hlthcare Fac Kirby Pines, Ser A	6.375	11/15/25	3,482,181
1,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Trezevant Manor Proj, Ser A	5.625	09/01/26	970,580
2,000	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Trezevant Manor Proj, Ser A	5.750	09/01/37	1,767,760
775	Shelby Cnty, TN Hlth Ed Hsg Vlg at Germantown	6.250	12/01/34	671,336
4,500	Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd Hosp Rev Wellmont Hlth Sys Proj (Prerefunded @ 9/01/12)	6.250	09/01/32	5,023,575
4,200	Sullivan Cnty, TN Hlth Ed & Hsg First Mtg Fac Brd Rev Inc Proj (a)	8.410	11/01/19	4,222,344
1,160	Trenton, TN Hlth & Ed Fac Brd Rev Inc Proj, Ser B (Acquired 6/08/89, Cost $1,160,000) (a) (b) (e)	10.000	11/01/20	12
13,585	Trenton, TN Hlth & Ed Fac Brd Rev RHA Trenton MR Inc Proj	9.250	04/01/39	14,096,611

				88,754,532

	Texas 10.0%
1,805	Abia Dev Corp TX Arpt Fac Rev Aero Austin LP Proj (AMT)	7.250	01/01/25	582,780
6,475	Abia Dev Corp TX Arpt Fac Rev Austin Belly Port Dev LLC Proj, Ser A (AMT)	6.500	10/01/23	5,643,221
2,000	Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears Methodist Retirement, Ser A	6.750	11/15/28	1,798,020
5,000	Abilene, TX Hlth Fac Dev Corp Retirement Fac Rev Sears Methodist Retirement, Ser A	7.000	11/15/33	4,507,950
9,110	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	9,101,801

59        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$9,480	Angelina & Neches Riv Auth TX Indl Dev Corp Environmental Aspen Pwr LLC Proj, Ser A (AMT)	6.500%	11/01/29	$5,483,137
935	Atlanta, TX Hosp Auth Fac Rev	6.700	08/01/19	941,227
3,735	Atlanta, TX Hosp Auth Fac Rev	6.750	08/01/29	3,572,378
7,000	Austin, TX Convention Enterprises Inc Convention Ctr Second Tier Rfdg, Ser B (f)	5.750	01/01/34	6,046,460
2,920	Austin-Bergstorm Landhost Enterprises Inc TX Arpt Hotel Sr, Ser A (g)	6.750/3.375	04/01/27	1,802,487
750	Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence Proj (Prerefunded @ 7/01/12)	6.125	07/01/22	833,962
1,000	Bexar Cnty, TX Hlth Fac Dev Corp Army Retirement Residence Proj (Prerefunded @ 7/01/12)	6.300	07/01/32	1,115,550
4,190	Bexar Cnty, TX Hsg Fin Corp Multi-Family Hsg Rev Woodland Ridge Apt Proj, Ser A (AMT) (a)	7.000	01/01/39	3,812,439
20,000	Bexar Cnty, TX Oblig, Ser A (d)	5.000	06/15/33	21,372,200
1,295	Brazos Riv Auth TX Rev Reliant Energy Inc Proj Rfdg, Ser A (c)	5.375	04/01/19	1,297,991
15,000	Brazos Riv TX Hbr Nav Dist Brazoria Cnty Environmental Dow Chemical Co Proj, Ser A-4 (AMT) (c)	5.950	05/15/33	14,979,000
7,465	Capital Area Cultural Ed Fac Fin Corp TX Rev Roman Catholic Diocese, Ser B	6.125	04/01/45	7,538,381
5,000	Clifton, TX Higher Ed Fin Corped Rev Uplift Ed, Ser A	6.250	12/01/45	5,019,050
1,825	Dallas Cnty, TX Flood Ctl Dist No 1 Cap Apprec Rfdg (Acquired 8/28/89, Cost $1,586,304) (b)	*	08/01/11	1,761,234
9,445	Dallas Cnty, TX Flood Ctl Dist No 1 Rfdg	7.250	04/01/32	9,773,119
10,500	Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys, Ser A	7.000	09/01/25	10,555,755
8,500	Decatur, TX Hosp Auth Hosp Wise Regl Hlth Sys, Ser A	7.125	09/01/34	8,550,575
2,420	Grand Prairie, TX Hsg Fin Corp (a)	7.500	07/01/17	1,500,424
1,000	Grand Prairie, TX Hsg Fin Corp (a)	7.625	01/01/20	620,010
10,390	Grand Prairie, TX Hsg Fin Corp (a)	7.750	01/01/34	6,441,904
1,970	Grapevine, TX Indl Dev Corp Rev Sr Air Cargo (AMT)	6.500	01/01/24	1,945,395
1,170	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.375	10/01/21	1,198,548
2,070	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.500	10/01/26	2,104,031
780	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A	6.500	10/01/29	793,252
1,830	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A (Prerefunded @ 10/01/12)	6.375	10/01/21	2,060,928

60        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$1,220	Gregg Cnty, TX Hlth Fac Dev Corp Hosp Rev Good Shepherd, Ser A (Prerefunded @ 10/01/12)	6.500%	10/01/29	$1,377,478
1,500	Gulf Coast Waste Disp Auth TX Waste Mgmt, Ser D (AMT)	4.550	04/01/12	1,543,290
1,050	Gulf Coast Waste Disp Auth Valero Energy Corp Proj (AMT)	5.700	04/01/32	1,014,310
3,155	HFDC Cent TX Inc Retirement Fac Rev, Ser A	5.750	11/01/36	2,547,347
4,300	HFDC Cent TX Inc Retirement Fac Rev Vlg at Gleannloch Farms, Ser A	5.500	02/15/27	3,617,590
14,000	HFDC Cent TX Inc Retirement Fac Rev Vlg at Gleannloch Farms, Ser A	5.500	02/15/37	10,486,840
8,100	HFDC Cent TX Inc Retirement, Ser A	5.625	11/01/26	7,052,346
4,910	HFDC Cent TX Inc Rev Sears Tyler Methodist, Ser A	7.750	11/15/29	5,006,531
13,345	HFDC Cent TX Inc Rev Sears Tyler Methodist, Ser A	7.750	11/15/44	13,473,245
1,500	Hopkins Cnty, TX Hosp Dist Hosp Rev	6.000	02/15/33	1,401,330
2,000	Hopkins Cnty, TX Hosp Dist Hosp Rev	6.000	02/15/38	1,833,820
6,580	Houston, TX Arpt Sys Rev Rfdg Sr Lien, Ser A (d)	5.000	07/01/23	7,211,812
3,670	Houston, TX Arpt Sys Rev Rfdg Sr Lien, Ser A (d)	5.000	07/01/24	3,987,528
6,800	Houston, TX Arpt Sys Rev Rfdg Sr Lien, Ser A (d)	5.000	07/01/25	7,348,896
3,000	Houston, TX Arpt Sys Rev Rfdg Sr Lien, Ser A (d)	5.000	07/01/26	3,227,010
4,730	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser C (AMT)	5.700	07/15/29	4,005,269
4,400	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser E (AMT)	6.750	07/01/21	4,371,884
17,585	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser E (AMT)	6.750	07/01/29	17,429,197
1,100	Houston, TX Arpt Sys Rev Spl Fac Contl, Ser E (AMT)	7.375	07/01/22	1,116,588
500	Houston, TX Hlth Fac Dev Corp Buckingham Sr Living Cmnty, Ser A (Prerefunded @ 2/15/14)	7.000	02/15/23	600,830
3,975	Houston, TX Indl Dev Corp Rev Sr Air Cargo (AMT)	6.375	01/01/23	3,902,337
7,225	La Vernia, TX Higher Ed Fin Corp Ed Rev Kipp Inc, Ser A (GTY AGMT)	6.375	08/15/44	7,525,343
23,200	Lone Star College Sys TX (d)	5.000	08/15/34	24,723,312
3,500	Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj Rfdg, Ser A	6.500	07/01/26	3,401,265
15,000	Lubbock, TX Hlth Fac Dev Corp Rev First Mtg Carillon Proj Rfdg, Ser A	6.625	07/01/36	13,978,350
3,000	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	2,805,000
16,835	Matagorda Cnty, TX Nav Dist No1 Pollutn Ctl Rev Rfdg-Aep TX (AMBAC Insd)	4.400	05/01/30	14,806,383

61        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$10,565	Meadow Parc Dev Inc TX Multi-Family Rev Hsg Meadow Parc Apt Proj	6.500%	12/01/30	$8,989,759
200	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj (h)	6.625	01/01/11	206,600
5,000	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj (Prerefunded @ 1/01/11)	7.250	01/01/31	5,182,750
3,500	Midlothian, TX Dev Auth Tax (Acquired 12/02/04, Cost $3,150,000) (b)	6.200	11/15/29	3,415,020
4,000	Midlothian, TX Dev Auth Tax (Prerefunded @ 5/15/11)	7.875	11/15/26	4,356,760
5,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (c)	6.000	08/01/20	5,452,050
3,425	Orange, TX Hsg Dev Corp Multi-Family Rev Hsg Vlg at Pine Hallow (a)	8.000	03/01/28	3,143,157
4,000	Pharr, TX Higher Ed Fin Auth Ed Rev Idea Pub Sch, Ser A	6.500	08/15/39	4,148,120
23,260	San Antonio, TX Convention Ctr Hotel Fin Corp Contract Rev Empowerment Zone, Ser A (AMBAC Insd) (AMT)	5.000	07/15/39	20,821,422
8,650	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Air Force Vlg Oblig	6.375	11/15/44	8,713,232
4,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Air Force Vlg Oblig Group	5.125	05/15/37	3,416,880
11,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Cc Young Mem Home, Ser A	8.000	02/15/38	11,021,340
5,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Cc Young Mem Home, Ser B-1	7.250	02/15/16	5,024,150
8,500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Mirador Proj, Ser A	8.125	11/15/39	8,515,045
9,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Mirador Proj, Ser A	8.250	11/15/44	9,037,530
20,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Temps Sr Living Ctr Proj, Ser C-1	7.500	11/15/16	20,056,600
5,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Temps Sr Living Ctr Proj, Ser C-2	6.500	11/15/14	4,982,650
25,000	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875	12/31/39	26,389,250
650	Texas St Dept Hsg & Cmnty Affairs Home Mtg Rev (GNMA Collateralized) (AMT)	6.900	07/02/24	701,526
3,630	Texas St Pub Fin Auth Sch Excellence Ed Proj, Ser A (Acquired 12/02/04, Cost $3,604,668) (b)	7.000	12/01/34	3,634,102
1,000	Texas St Student Hsg Corp MSU Proj Midwestern St Univ (Prerefunded @ 9/01/12)	6.500	09/01/22	1,117,200
5,875	Texas St Student Hsg Corp MSU Proj Midwestern St Univ (Prerefunded @ 9/01/12)	6.500	09/01/34	6,563,550

62        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (Continued)
$15,000	Texas Wtr Dev Brd Rev St Revolving Fd Sub Lien, Ser A (d)	5.000%	07/15/25	$16,472,850
11,425	Texas Wtr Dev Brd Rev St Revolving Fd Sub Lien, Ser B (d)	5.000	07/15/28	12,344,256
5,000	Texas Wtr Dev Brd Rev St Revolving Fd Sub Lien, Ser B (d)	5.000	07/15/29	5,376,300
3,650	Tomball, TX Hosp Auth Rev Hosp Tomball Regl Hosp	6.000	07/01/25	3,603,463
9,150	Tomball, TX Hosp Auth Rev Hosp Tomball Regl Hosp	6.000	07/01/29	8,846,952
2,000	Travis Cnty, TX Hlth Fac Dev Corp Rev Westminster Manor	7.000	11/01/30	2,030,880
5,000	Travis Cnty, TX Hlth Fac Dev Corp Rev Westminster Manor	7.125	11/01/40	5,084,150
3,110	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg	5.250	11/01/32	2,885,738
7,000	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	6,503,210
5,000	Tyler, TX Hlth Fac Dev Corp Hosp Rev Mother Frances Hosp Rfdg	5.000	07/01/33	4,396,150
10,000	University, TX Univ Rev Fin Sys, Ser D (d)	5.000	08/15/29	11,487,800
15,000	University, TX Univ Rev Fin Sys, Ser D (d)	5.000	08/15/34	17,231,700
8,035	Wichita Cnty, TX Hlth Fac
	Rolling Meadows Fac Rfdg, Ser A	6.250	01/01/28	7,335,553
7,000	Woodhill Pub Fac Corp TX Hsg-Woodhill Apt Proj (a)	7.500	12/01/29	7,015,610

				588,051,645

	Utah 0.6%
1,392	Eagle Mountain, UT Spl Assmt Spl Impt Dist No 2000 1	8.250	02/01/21	1,412,268
500	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (a) (e) (j)	7.600	09/01/06	13,750
2,000	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (a) (e) (j)	7.800	09/01/15	55,000
585	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (a) (e) (j)	7.800	09/01/25	16,087
1,165	Hildale, UT Elec Rev Gas Turbine Elec Fac Proj (a) (e) (j)	8.000	09/01/20	32,037
23,280	Tooele Cnty, UT Hazardous Waste Treatment Rev Un Pac Proj, Ser A (AMT)	5.700	11/01/26	23,454,833

63        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Utah (Continued)
$5,000	Utah St Charter Sch Fin Auth George Washington Academy, Ser A	7.000%	07/15/40	$4,859,050
4,405	Utah St Hsg Fin Agy Rev RHA Cmnty Svc Proj, Ser A (a)	6.875	07/01/27	4,091,893

				33,934,918

	Vermont 0.2%
4,750	Vermont Econ Dev Auth Mtg Rev Wake Robin Corp Proj, Ser A	5.375	05/01/36	4,021,492
1,290	Vermont Ed & Hlth Bldg Fin Agy Rev Dev & Mental Hlth, Ser A	6.375	06/15/22	1,270,276
2,170	Vermont Ed & Hlth Bldg Fin Agy Rev Dev & Mental Hlth, Ser A	6.500	06/15/32	2,086,520
1,805	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.125	12/15/14	1,838,104
1,260	Vermont Ed & Hlth Bldg Fin Agy Rev VT Council Dev Mental Hlth, Ser A	6.250	12/15/19	1,245,712

				10,462,104

	Virginia 1.7%
4,000	Albemarle Cnty, VA Indl Dev Auth Ed Fac Rev Covenant Sch Inc, Ser A	7.750	07/15/32	4,054,880
2,500	Albemarle Cnty, VA Indl Dev Auth Residential Care Fac, Ser A (Prerefunded @ 1/01/12)	6.200	01/01/31	2,714,100
444	Bell Creek Cmnty Dev Auth VA Spl Assmt, Ser A	6.750	03/01/22	412,005
1,836	Bell Creek Cmnty Dev Auth VA Spl Assmt, Ser B	7.000	03/01/32	1,587,259
10,000	Broad Str Cmnty Dev Auth VA	7.500	06/01/33	8,896,000
1,435	Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev Celebrate VA North Proj, Ser B	6.600	03/01/25	1,166,483
7,847	Celebrate, VA North Cmnty Dev Auth Spl Assmt Rev Celebrate VA North Proj, Ser B	6.750	03/01/34	5,936,099
9,900	Celebrate, VA South Cmnty Dev Celebrate VA South Proj	6.250	03/01/37	6,900,498
3,000	Chesterfield Cnty, VA Hlth Ctr Commn Residential Care Fac Lucy Corr Vlg, Ser A	6.125	12/01/30	2,960,370
3,500	Chesterfield Cnty, VA Hlth Ctr Commn Residential Care Fac Lucy Corr Vlg, Ser A	6.250	12/01/38	3,369,555
4,000	Chesterfield Cnty, VA Indl Dev Elec & Pwr, Ser A	5.875	06/01/17	4,124,640
2,335	Dulles Town Ctr Cmnty Dev Auth Dulles Town Ctr Proj	6.250	03/01/26	2,242,160
3,500	Fairfax Cnty, VA Econ Dev Auth Living Lewinsville Retirement Villa, Ser A	5.250	03/01/32	2,607,010
7,000	Farms New Kent, VA Cmnty Dev, Ser B	5.450	03/01/36	5,159,560
7,250	Farms New Kent, VA Cmnty Dev, Ser C	5.800	03/01/36	5,557,922
795	Henrico Cnty, VA Econ Dev Auth Residential Care Fac Rev Utd Methodist Rfdg, Ser A (Prerefunded @ 6/01/12)	6.700	06/01/27	885,924

64        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia (Continued)
$5,200	Isle Wight Cnty, VA Indl Dev Auth Environment Impt Rev, Ser A (AMT)	5.700%	11/01/27	$5,104,060
1,200	James City Cnty, VA Indl Dev Auth Residential Care Fac Rev First Mtg Williamsburg Rfdg, Ser A	6.000	03/01/23	1,213,512
3,000	James City Cnty, VA Indl Dev Auth Residential Care Fac Rev First Mtg Williamsburg Rfdg, Ser A	6.125	03/01/32	2,962,380
1,000	New Port Cmnty Dev Auth VA Spl Assmt	5.500	09/01/26	585,460
2,500	New Port Cmnty Dev Auth VA Spl Assmt	5.600	09/01/36	1,316,100
4,000	Peninsula Ports Auth VA Rfdg Residential Care Fac Rev VA Baptist Homes, Ser C	5.400	12/01/33	2,699,720
1,500	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.350	09/01/28	1,495,005
4,250	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.450	09/01/37	4,169,293
2,840	Prince William Cnty, VA Indl Dev First Mtg Westminster Lake Rfdg	5.125	01/01/26	1,722,091
11,000	Roanoke Cnty, VA Indl Dev Auth Glebe Inc, Ser A (a)	6.300	07/01/35	2,266,440
1,647	Virginia Gateway Cmnty Dev Auth VA Spl Assmt	6.250	03/01/26	1,612,907
3,918	Virginia Gateway Cmnty Dev Prince William Cnty	6.375	03/01/30	3,791,605
8,300	Virginia Small Business Fin Auth Rev Hampton Rds Proton (Acquired 8/07/09, Cost $8,089,014) (b)	9.000	07/01/39	8,701,139
5,000	Washington Cnty, VA Indl Dev Auth Hosp Fac Rev Mtn St Hlth Alliance, Ser C	7.750	07/01/38	5,728,550

				101,942,727

	Washington 2.0%
8,000	Kalispel Tribe Indians Priority Dist WA Rev	6.750	01/01/38	6,727,280
2,000	Kennewick, WA Pub Hosp Dist Impt & Rfdg	6.300	01/01/25	1,938,740
310	King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp (Prerefunded @ 12/01/10)	7.000	12/01/11	320,131
1,400	King Cnty, WA Pub Hosp Dist No 004 Snoqualmie Vly Hosp (Prerefunded @ 12/01/10)	7.250	12/01/15	1,448,468
11,625	King Cnty, WA Pub Hosp Dist N0 004 Snoqualmie Vly Hosp	7.250	12/01/38	12,080,119
16,060	Port Seattle, WA Spl Fac Rev Northwest Airl Proj (AMT)	7.250	04/01/30	16,058,555
1,000	Skagit Cnty, WA Pub Hosp Dist Rfdg	6.000	12/01/23	1,034,410
1,990	Tobacco Settlement Auth WA Tob Settlement Rev	6.500	06/01/26	2,011,014
8,830	Tobacco Settlement Auth WA Tob Settlement Rev	6.625	06/01/32	8,794,503
3,415	Washington St Higher Ed Fac Auth Rev Rfdg Whitworth Univ Proj	5.625	10/01/40	3,450,550
10,800	Washington St Hlthcare Fac Auth Rev Seattle Cancer Care Alliance	7.375	03/01/38	12,056,040

65        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Washington (Continued)
$8,145	Washington St Hlthcare Fac Auth Rev WA Ctrl WA Hlth Svc	7.000%	07/01/39	$8,785,767
19,025	Washington St Hsg Fin Commn Nonprofit Custodial Rev Custodial Rcpt Wesley Homes, Ser A (Acquired 5/07/08, Cost $19,025,000) (b)	6.200	01/01/36	17,077,982
1,000	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/27	762,860
10,100	Washington St Hsg Fin Commn Nonprofit Rev Skyline at First Hill Proj, Ser A	5.625	01/01/38	7,006,572
18,450	Washington St Purp, Ser E (d)	5.000	02/01/29	19,951,645

				119,504,636

	West Virginia 0.5%
5,250	Harrison Cnty, WV Cnty Commn Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	5,140,590
1,500	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	1,498,485
8,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.500	10/01/38	7,777,440
12,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.750	10/01/43	11,967,000

				26,383,515

	Wisconsin 1.1%
800	Baldwin, WI Hosp Rev Mtg, Ser A	6.125	12/01/18	774,144
5,180	Baldwin, WI Hosp Rev Mtg, Ser A	6.375	12/01/28	4,715,717
3,620	Hudson, WI Fac Hlthcare Rev Christian Cmnty Home Inc Proj	6.500	04/01/33	3,277,693
1,565	Milwaukee, WI Rev Sr Air Cargo (AMT)	6.500	01/01/25	1,541,728
2,275	Milwaukee, WI Rev Sub Air Cargo (AMT)	7.500	01/01/25	2,165,641
4,000	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	4,047,960
4,000	Waukesha, WI Redev Auth Hsg Sr Kirkland Crossings Proj Rfdg	5.600	07/01/41	3,507,320
1,750	Wisconsin Hlth & Ed Fac Auth Rev Eastcastle Pl Inc Proj	6.000	12/01/24	1,638,962
4,400	Wisconsin Hlth & Ed Fac Eastcastle Pl Inc Proj	6.125	12/01/34	3,810,356
2,750	Wisconsin St Hlth & Ed Fac Auth Rev New Castle Pl Proj, Ser A	7.000	12/01/31	2,684,412
2,250	Wisconsin St Hlth & Ed Fac Auth Rev Oakwood Vlg Proj, Ser A	7.625	08/15/30	2,276,505
7,710	Wisconsin St Hlth & Ed Fac Auth Rev Reedsburg Area Med Ctr, Ser A	5.650	06/01/26	6,784,723
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Saint Johns Cmntys Inc, Ser A	7.625	09/15/39	1,046,340
1,115	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.750	10/01/18	1,051,088

66        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (Continued)
$2,485	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.750%	10/01/28	$2,173,555
335	Wisconsin St Hlth & Ed Fac Auth Rev Spl Term Middleton Glen Inc Proj	5.900	10/01/28	298,934
2,000	Wisconsin St Hlth & Ed Fac Auth Rev Temps Saint Johns Cmnty Inc, Ser C-1	6.400	09/15/15	1,997,980
2,000	Wisconsin St Hlth & Ed Fac Auth Rev Temps Saint Johns Cmnty Inc, Ser C-2	5.400	09/15/14	2,000,120
1,200	Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc Proj	6.500	07/01/23	1,165,992
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Tomah Mem Hosp Inc Proj, Ser B	6.625	07/01/28	982,370
990	Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj	7.125	01/15/22	992,227
2,355	Wisconsin St Hlth & Ed Fac Cmnty Mem Hosp Inc Proj	7.250	01/15/33	2,225,169
3,380	Wisconsin St Hlth & Ed Fac Divine Savior Hlthcare, Ser C (Prerefunded @ 5/01/12)	7.500	05/01/32	3,795,571
2,000	Wisconsin St Hlth & Ed Fac Fort Hlthcare Inc Proj	6.100	05/01/34	2,005,400
330	Wisconsin St Hlth & Ed Fac Froedert & Cmnty	5.375	10/01/30	335,742
1,500	Wisconsin St Hlth & Ed Fac Southwest Hlth Ctr, Ser A	6.125	04/01/24	1,514,385
2,250	Wisconsin St Hlth & Ed Fac Southwest Hlth Ctr Ser A	6.250	04/01/34	2,211,458
2,750	Wisconsin St Hlth & Ed Fac Utd Lutheran Pgm for the Aging	5.700	03/01/28	2,379,410

				63,400,902

	Wyoming 0.2%
5,000	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	4,901,550
2,100	Teton Cnty, WY Hosp Dist Hosp Saint Johns Med Ctr	6.750	12/01/22	2,116,968
3,000	Teton Cnty, WY Hosp Dist Hosp Saint Johns Med Ctr	6.750	12/01/27	2,954,640

				9,973,158

	Puerto Rico 0.3%
4,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser WW	5.250	07/01/33	4,049,760
4,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.250	07/01/40	4,049,840
75	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	86,008
31,850	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Cap Apprec, Ser A	*	08/01/36	6,441,981

				14,627,589

67        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virgin Islands 0.2%
$1,000	Virgin Islands Pub Fin Auth Refinery Fac Rev Sr Sec Hovensa Refinery (AMT)	5.875%	07/01/22	$1,009,510
10,800	Virgin Islands Pub Fin Auth Rev Matching Fdg Ln-Diago, Ser A	6.750	10/01/37	12,076,236

				13,085,746

Total Investments 107.8% (Cost $6,659,780,149)				6,312,243,435

Liability for Floating Rate Note Obligations Related to Securities Held (9.0%) (Cost ($527,830,000))
(527,830)	Notes with interest rates ranging from 0.29% to 0.44% at May 31, 2010 and contractual maturities of collateral ranging from 2024 to 2046 (l) (See Note 1(G) in the Notes to Financial Statements)			(527,830,000)

Total Net Investments 98.8% (Cost $6,131,950,149)				5,784,413,435

Other Assets in Excess of Liabilities 1.2%				68,612,434

Net Assets 100.0%				$5,853,025,869

Percentages are calculated as a percentage of net assets.

*	Zero coupon bond

(a)	Security has been deemed illiquid.

(b)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.1% of net assets.

(c)	Variable Rate Coupon

(d)	Underlying security related to Inverse Floaters entered into by the Fund. See Note 1(G) in the Notes to Financial Statements for further information.

(e)	Non-income producing security.

(f)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g)	Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(h)	Escrowed to Maturity

(i)	Security purchased on a when-issued or delayed delivery basis.

(j)	This borrower is currently in liquidation.

68        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

(k)	Inverse Floating Rate
(l)	Floating Rate Notes. The interest rates shown reflect the rates in effect at May 31, 2010.

ACA—American Capital Access
AGL—Assured Guaranty Ltd.
AGM—Assured Guaranty Municipal Corp.
AMBAC—AMBAC Indemnity Corp.
AMT—Alternative Minimum Tax
BHAC—Berkshire Hathaway Assurance Corp.
Comwth—Commonwealth of Puerto Rico
Connie Lee—Connie Lee Insurance Co.
FGIC—Financial Guaranty Insurance Co.
GNMA—Government National Mortgage Association
GTY AGMT—Guarantee Agreement
LOC—Letter of Credit
NATL—National Public Finance Guarantee Corp.
Syncora Gtd—Syncora Guaranteed Ltd.

69        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Ratings Allocation as of 5/31/10

AAA/Aaa	7.3%
AA/Aa	5.4
A/A	3.5
BBB/Baa	18.7
BB/Ba	4.9
B/B	1.3
CCC/Caa	0.3
Non-Rated	58.6

Top Five Sectors as of 5/31/10

Life Care	19.1%
Hospital	16.1
Special Tax Districts	13.9
Master Tobacco Settlement	4.3
Higher Education	3.5

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Inputs	Inputs	Total

Investments in an Asset Position:
Municipal Bonds Issued by the States of the United States and Political Subdivisions of the United States	$—	$6,312,243,435	$—	$6,312,243,435

70        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Financial Statements

Statement of Assets and Liabilities
May 31, 2010 (Unaudited)

Assets:
Total Investments (Cost $6,659,780,149)	$6,312,243,435
Receivables:
Interest	119,356,624
Fund Shares Sold	7,070,968
Investments Sold	6,429,125
Other	9,004

Total Assets	6,445,109,156

Liabilities:
Payables:
Floating Rate Note Obligations	527,830,000
Investments Purchased	36,178,846
Custodian Bank	14,762,197
Fund Shares Repurchased	3,715,798
Income Distributions	3,630,443
Investment Advisory Fee	2,522,481
Distributor and Affiliates	2,165,594
Accrued Expenses	1,277,928

Total Liabilities	592,083,287

Net Assets	$5,853,025,869

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$6,547,616,340
Accumulated Undistributed Net Investment Income	12,456,019
Net Unrealized Depreciation	(347,536,714)
Accumulated Net Realized Loss	(359,509,776)

Net Assets	$5,853,025,869

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $4,174,906,232 and 445,188,418 shares of beneficial interest issued and outstanding)	$9.38
Maximum sales charge (4.75%* of offering price)	0.47

Maximum offering price to public	$9.85

Class B Shares:
Net asset value and offering price per share (Based on net assets of $347,775,680 and 37,095,691 shares of beneficial interest issued and outstanding)	$9.38

Class C Shares:
Net asset value and offering price per share (Based on net assets of $968,853,191 and 103,518,340 shares of beneficial interest issued and outstanding)	$9.36

Class Y Shares:
Net asset value and offering price per share (Based on net assets of $361,490,766 and 38,464,346 shares of beneficial interest issued and outstanding)	$9.40

*	On sales of $100,000 or more, the sales charge will be reduced.

71        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended May 31, 2010 (Unaudited)

Investment Income:
Interest	$203,218,508

Expenses:
Investment Advisory Fee	14,472,358
Distribution (12b-1) and Service Fees
Class A	5,130,711
Class B	1,795,726
Class C	4,710,843
Interest and Residual Trust Expenses	2,189,484
Transfer Agent Fees	977,154
Accounting and Administrative Expenses	527,607
Registration Fees	349,425
Trustees’ Fees and Related Expenses	119,200
Reports to Shareholders	90,748
Professional Fees	68,953
Custody	67,587
Credit Line	11,812
Other	74,465

Total Expenses	30,586,073

Net Investment Income	$172,632,435

Realized and Unrealized Gain/Loss:
Net Realized Loss	$(9,224,344)
Net Unrealized Appreciation During the Period	187,339,628

Net Realized and Unrealized Gain	$178,115,284

Net Increase in Net Assets From Operations	$350,747,719

72        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The Six	For The
	Months Ended	Year Ended
	May 31, 2010	November 30, 2009

From Investment Activities:
Operations:
Net Investment Income	$172,632,435	$262,565,539
Net Realized Loss	(9,224,344)	(153,089,523)
Net Unrealized Appreciation During the Period	187,339,628	598,808,447

Change in Net Assets from Operations	350,747,719	708,284,463

Distributions from Net Investment Income:
Class A Shares	(123,576,903)	(199,030,179)
Class B Shares	(9,466,329)	(19,540,444)
Class C Shares	(24,873,396)	(39,960,573)
Class Y Shares	(9,198,337)	(7,612,488)

Total Distributions	(167,114,965)	(266,143,684)

Net Change in Net Assets from Investment Activities	183,632,754	442,140,779

From Capital Transactions:
Proceeds from Shares Sold*	1,712,164,121	1,481,789,989
Net Asset Value of Shares Issued Through Dividend Reinvestment	125,788,085	205,325,119
Cost of Shares Repurchased	(860,933,323)	(1,069,838,515)

Net Change in Net Assets from Capital Transactions	977,018,883	617,276,593

Total Increase in Net Assets	1,160,651,637	1,059,417,372
Net Assets:
Beginning of the Period	4,692,374,232	3,632,956,860

End of the Period (Including accumulated undistributed net investment income of $12,456,019 and $6,938,549, respectively)	$5,853,025,869	$4,692,374,232

*	For the six months ended May 31, 2010, Proceeds from Shares Sold includes $1,059,255,837 of proceeds from shares acquired through a merger. (See Note 3 in the Notes to Financial Statements for further information.)

73        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	May 31,	Year Ended November 30,
Class A Shares	2010	2009		2008	2007	2006		2005

Net Asset Value, Beginning of the Period	$9.07	$8.15		$10.61	$11.24	$10.82		$10.59

Net Investment Income	0.29 (a)	0.58	(a)	0.59 (a)	0.58 (a)	0.60	(a)	0.60
Net Realized and Unrealized Gain/Loss	0.29	0.92		(2.48)	(0.64)	0.41		0.24

Total from Investment Operations	0.58	1.50		(1.89)	(0.06)	1.01		0.84
Less:
Distributions from Net Investment Income	0.27	0.58		0.57	0.57	0.59		0.61

Net Asset Value, End of the Period	$9.38	$9.07		$8.15	$10.61	$11.24		$10.82

Total Return (b)	6.49% *	19.33%		–18.57%	–0.57%	9.63%		8.05%
Net Assets at End of the Period (In millions)	$4,174.9	$3,294.5		$2,662.9	$3,185.0	$3,217.6		$3,133.6
Ratio of Expenses to Average Net Assets	0.92%	0.97%		1.21%	1.55%	1.37%		1.09%
Ratio of Net Investment Income to Average Net Assets	6.24%	6.90%		5.96%	5.23%	5.44%		5.58%
Portfolio Turnover	9% *	16%		49%	26%	27%		20%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	0.84%	0.87%		0.86%	0.84%	0.85%		0.85%

*	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

74        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	May 31,	Year Ended November 30,
Class B Shares	2010	2009		2008	2007	2006		2005

Net Asset Value, Beginning of the Period	$9.07	$8.15		$10.61	$11.24	$10.82		$10.59

Net Investment Income	0.25 (a)	0.51	(a)	0.52 (a)	0.49 (a)	0.52	(a)	0.52
Net Realized and Unrealized Gain/Loss	0.30	0.93		(2.49)	(0.63)	0.41		0.24

Total from Investment Operations	0.55	1.44		(1.97)	(0.14)	0.93		0.76
Less:
Distributions from Net Investment Income	0.24	0.52		0.49	0.49	0.51		0.53

Net Asset Value, End of the Period	$9.38	$9.07		$8.15	$10.61	$11.24		$10.82

Total Return (b)	5.99% *	18.46%		–19.21%	–1.32%	8.81%		7.26%
Net Assets at End of the Period (In millions)	$347.8	$316.1		$329.8	$505.8	$632.1		$679.9
Ratio of Expenses to Average Net Assets	1.67%	1.72%		1.96%	2.30%	2.12%		1.84%
Ratio of Net Investment Income to Average Net Assets	5.47%	6.15%		5.19%	4.48%	4.69%		4.83%
Portfolio Turnover	9% *	16%		49%	26%	27%		20%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.59%	1.62%		1.61%	1.59%	1.60%		1.60%

*	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

75        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	May 31,	Year Ended November 30,
Class C Shares	2010	2009		2008	2007		2006		2005

Net Asset Value, Beginning of the Period	$9.05	$8.14		$10.60	$11.22		$10.81		$10.58

Net Investment Income	0.25 (a)	0.51	(a)	0.51 (a)	0.49	(a)	0.52	(a)	0.52
Net Realized and Unrealized Gain/Loss	0.30	0.92		(2.48)	(0.62)		0.40		0.24

Total from Investment Operations	0.55	1.43		(1.97)	(0.13)		0.92		0.76
Less:
Distributions from Net Investment Income	0.24	0.52		0.49	0.49		0.51		0.53

Net Asset Value, End of the Period	$9.36	$9.05		$8.14	$10.60		$11.22		$10.81

Total Return (b)	6.12% *	18.36%		–19.22%	–1.22%	(c)	8.73%	(c)	7.27%
Net Assets at End of the Period (In millions)	$968.9	$800.0		$584.8	$656.9		$654.2		$661.7
Ratio of Expenses to Average Net Assets	1.67%	1.72%		1.96%	2.29%	(c)	2.11%	(c)	1.84%
Ratio of Net Investment Income to Average Net Assets	5.47%	6.09%		5.22%	4.50%	(c)	4.70%	(c)	4.83%
Portfolio Turnover	9% *	16%		49%	26%		27%		20%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	1.59%	1.62%		1.61%	1.58%	(c)	1.59%	(c)	1.60%

*	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual Rule 12b-1 fees of less than 1% (See Note 7 in the Notes to Financial Statements for further information.)

76        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months				March 1, 2006
	Ended				(Commencement
	May 31,	Year Ended November 30,			of Operations) to
Class Y Sharesˆ	2010	2009	2008	2007	November 30, 2006

Net Asset Value, Beginning of the Period	$9.09	$8.17	$10.64	$11.25	$10.98

Net Investment Income (a)	0.30	0.59	0.62	0.60	0.47
Net Realized and Unrealized Gain/Loss	0.29	0.93	(2.50)	(0.61)	0.26

Total from Investment Operations	0.59	1.52	(1.88)	(0.01)	0.73
Less:
Distributions from Net Investment Income	0.28	0.60	0.59	0.60	0.46

Net Asset Value, End of the Period	$9.40	$9.09	$8.17	$10.64	$11.25

Total Return (b)	6.61% *	19.57%	–18.39%	–0.14%	6.85% *
Net Assets at End of the Period (In millions)	$361.5	$281.8	$55.4	$1.6	$0.3
Ratio of Expenses to Average Net Assets	0.67%	0.72%	0.99%	1.30%	1.12%
Ratio of Net Investment Income to Average Net Assets	6.48%	6.94%	6.70%	5.49%	5.69%
Portfolio Turnover	9% *	16%	49%	26%	27%

Supplemental Ratio:
Ratio of Expenses to Average Net Assets (Excluding Interest and Residual Trust Expenses)	0.59%	0.62%	0.64%	0.59%	0.60%

*	Non-Annualized

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

ˆ	On June 1, 2010, the Fund’s former Class I Shares were reorganized into Class Y Shares.

77        Invesco Van Kampen High Yield Municipal Fund
See Notes to Financial Statements

Invesco Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  May 31, 2010 (Unaudited)

1. Significant Accounting Policies
Invesco Van Kampen High Yield Municipal Fund (the “Fund”), formerly known as Van Kampen High Yield Municipal Fund, is organized as a series of the AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to the closing of the transaction as described in Note 10, the Fund was organized as a series of the Van Kampen Tax Exempt Trust. The Fund’s investment objective is to seek to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investment policies of the Fund. The Fund’s investment adviser generally seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of medium and lower-grade municipal securities. The Fund commenced investment operations on January 2, 1986. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class Y Shares. On June 1, 2010, the Fund’s former Class I Shares were reorganized into Class Y Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards CodificationTM (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

78        Invesco Van Kampen High Yield Municipal Fund

Invesco Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  May 31, 2010 (Unaudited)  continued

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a “when-issued” or “delayed delivery” basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At May 31, 2010, the Fund had $34,210,217 of when-issued or delayed delivery purchase commitments.

D. Income and Expenses Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The

79        Invesco Van Kampen High Yield Municipal Fund

Invesco Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  May 31, 2010 (Unaudited)  continued

Fund files tax returns with the U.S. Internal Revenue Service and in various states. Generally, each of the tax years in the four year period ended November 30, 2009, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At November 30, 2009, the Fund had an accumulated capital loss carry forward for tax purposes of $348,181,185 which will expire according to the following schedule:

Amount	Expiration

$14,466,429	November 30, 2011
38,535,389	November 30, 2012
39,641,173	November 30, 2013
112,644,111	November 30, 2016
142,894,083	November 30, 2017

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$6,112,364,524

Gross tax unrealized appreciation	$260,855,796
Gross tax unrealized depreciation	(588,819,193)

Net tax unrealized depreciation on investments	$(327,963,397)

F. Distribution of Income and Gains The Fund declares and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income for tax purposes.
The tax character of distributions paid during the year ended November 30, 2009 were as follows:

Distributions paid from:
Ordinary income	$622,188
Tax-exempt Income	264,833,423

$265,455,611

As of November 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$593,428
Undistributed tax-exempt income	12,572,151

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes and the deferral of losses relating to wash sale transactions.

80        Invesco Van Kampen High Yield Municipal Fund

Invesco Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  May 31, 2010 (Unaudited)  continued

G. Floating Rate Note Obligations Related to Securities Held The Fund enters into transactions in which it transfers to special purpose trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts, which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating Rate Note Obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate note obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and Residual Trust Expenses” on the Fund’s Statement of Operations. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At May 31, 2010, Fund investments with a value of $883,522,629 are held by the Dealer Trusts and serve as collateral for the $527,830,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at May 31, 2010 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the six months ended May 31, 2010 were $465,088,256 and 0.94%, respectively.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, Van Kampen Asset Management (the “Adviser”) will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $300 million	0.60%
Next $300 million	0.55%
Over $600 million	0.50%

Pursuant to the transaction described in Note 10, effective June 1, 2010, Invesco Advisers, Inc. replaced Van Kampen Asset Management as the Fund’s adviser and has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the Fund’s expenses (excluding certain items discussed below) of Class A shares to 0.87%, Class B shares to 1.62%, Class C shares to 1.62% and Class Y shares to 0.62% of average daily net assets, respectively. In determining Invesco Advisers, Inc.’s obligation to waive advisory fees and/or reimburse expenses, the following

81        Invesco Van Kampen High Yield Municipal Fund

Invesco Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  May 31, 2010 (Unaudited)  continued

expenses are not taken into account, and could cause the Fund’s expenses to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
For the six months ended May 31, 2010, the Fund recognized expenses of approximately $41,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.
Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended May 31, 2010, the Fund recognized expenses of approximately $162,400 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended May 31, 2010, the Fund recognized expenses of approximately $415,800 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500. Pursuant to the closing of the transaction as described in Note 10, the deferred compensation and retirement plans were terminated and amounts owed to the trustees were distributed.
For the six months ended May 31, 2010, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $731,700 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $444,200. Sales charges do not represent expenses of the Fund.

82        Invesco Van Kampen High Yield Municipal Fund

Invesco Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  May 31, 2010 (Unaudited)  continued

3. Capital Transactions
For the six months ended May 31, 2010 and the year ended November 30, 2009, transactions were as follows:

	For The		For The
	Six Months Ended		Year Ended
	May 31, 2010		November 30, 2009
	Shares	Value	Shares	Value

Sales:
Class A	131,527,729	$1,205,637,238	111,537,115	$934,254,989
Class B	7,928,117	72,624,274	5,605,152	46,695,438
Class C	25,946,572	237,723,887	29,993,071	251,945,905
Class Y	21,196,291	196,178,722	28,063,119	248,893,657

Total Sales	186,598,709	$1,712,164,121	175,198,457	$1,481,789,989

Dividend Reinvestment:
Class A	10,629,364	$98,352,302	18,955,168	$158,214,362
Class B	822,523	7,606,766	1,881,748	15,618,293
Class C	1,961,943	18,122,127	3,436,090	28,700,153
Class Y	183,955	1,706,890	330,896	2,792,311

Total Dividend Reinvestment	13,597,785	$125,788,085	24,603,902	$205,325,119

Repurchases:
Class A	(60,134,418)	$(555,374,624)	(94,019,824)	$(788,237,606)
Class B	(6,509,919)	(60,200,939)	(13,075,962)	(108,581,248)
Class C	(12,741,501)	(117,466,491)	(16,910,473)	(137,771,698)
Class Y	(13,907,048)	(127,891,269)	(4,184,245)	(35,247,963)

Total Repurchases	(93,292,886)	$(860,933,323)	(128,190,504)	$(1,069,838,515)

On December 11, 2009, the Fund acquired all of the assets and liabilities of the Van Kampen Strategic Municipal Income Fund (“Strategic Municipal”) through a tax free reorganization approved by Strategic Municipal shareholders on October 21, 2009. The Fund issued 94,839,192, 6,046,154, 14,375,220 and 661,765 shares of Classes A, B, C and Y valued at $866,830,212, $55,261,850, $131,102,008 and $6,061,767, respectively, in exchange for Strategic Municipal’s net assets. The shares of Strategic Municipal were converted into Fund shares at a ratio 1.120 to 1, 1.120 to 1, 1.133 to 1 and 1.117 to 1 for Classes A, B, C and Y, respectively. Net unrealized depreciation of Strategic Municipal as of December 11, 2009 was $179,662,610. Shares issued in connection with this reorganization are included in proceeds from shares sold for the six months ended May 31, 2010. Combined net assets on the day of reorganization were $5,731,523,519. Included in these net assets was a capital loss carryforward of $210,957,574, deferred compensation of $236,859 and deferred pension of $129,814.

4. Redemption Fee
The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the six months ended May 31, 2010, the Fund received redemption fees of approximately $68,000, which are

83        Invesco Van Kampen High Yield Municipal Fund

Invesco Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  May 31, 2010 (Unaudited)  continued

reported as part of “Cost of Shares Repurchased” on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,756,209,422 and $516,825,938, respectively.

6. Inverse Floating Rate Securities
The Fund may invest a portion of its assets in inverse floating rate municipal securities, which are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate securities in which the Fund may invest include derivative instruments such as residual interest bonds (“RIBs”) or tender option bonds (“TOBs”). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds (which may be tendered by the Fund in certain instances) and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bonds held by the special purpose trust and the Fund is paid the residual cash flow from the bonds held by the special purpose trust.
The Fund generally invests in inverse floating rate investments that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment. The extent of increases and decreases in the value of inverse floating rate investments generally will be larger than changes in an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate investments.
In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Fund, the Fund will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Fund could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

7. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing

84        Invesco Van Kampen High Yield Municipal Fund

Invesco Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  May 31, 2010 (Unaudited)  continued

and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (“unreimbursed receivable”) was approximately $912,200 and $1,146,900 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. Line of Credit
Several Invesco Van Kampen municipal funds, including the Fund, entered into a $150,000,000 joint revolving bank credit facility. The purpose of the facility is to provide availability of funds for short-term liquidity purposes. The Fund borrowed $25,000,000 under the facility from December 28, 2009 to January 3, 2010 at an average rate of 0.96%. There were no other borrowings under the facility for the six months ended May 31, 2010. Effective June 1, 2010, the Fund is no longer included in the $150,000,000 joint revolving bank credit facility.

9. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. Subsequent Events
On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Fund) (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco, that has substantially the same investment objective, principal investment strategies and risks as the Fund (the “Reorganization”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will dissolve pursuant to a plan of dissolution adopted by the Board. Also as of June 1, 2010, the Audit Committee of the Board of Trustees of the Acquiring Fund appointed, and the Board of Trustees of the Acquiring Fund ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Acquiring Fund.

11. Accounting Pronouncements
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation

85        Invesco Van Kampen High Yield Municipal Fund

Invesco Van Kampen High Yield Municipal Fund
Notes to Financial Statements  ■  May 31, 2010 (Unaudited)  continued

techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

86        Invesco Van Kampen High Yield Municipal Fund

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/09 - 5/31/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning	Ending Account	Expenses Paid
	Account Value	Value	During Period*

	12/01/09	5/31/10	12/01/09-5/31/10

Class A
Actual	$1,000.00	$1,065.62	$4.74
Hypothetical	1,000.00	1,020.34	4.63
(5% annual return before expenses)

Class B
Actual	1,000.00	1,060.51	8.58
Hypothetical	1,000.00	1,016.60	8.40
(5% annual return before expenses)

Class C
Actual	1,000.00	1,061.76	8.58
Hypothetical	1,000.00	1,016.60	8.40
(5% annual return before expenses)

Class Y
Actual	1,000.00	1,066.78	3.45
Hypothetical	1,000.00	1,021.59	3.38
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.92%, 1.67%, 1.67% and 0.67% for Class A, B, C and Y Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

87        Invesco Van Kampen High Yield Municipal Fund

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expenses.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	12/01/09	5/31/10	12/01/09-5/31/10

Class A
Actual	$1,000.00	$1,065.62	$4.33
Hypothetical	1,000.00	1,020.74	4.23
(5% annual return before expenses)
Class B
Actual	1,000.00	1,060.51	8.17
Hypothetical	1,000.00	1,017.00	8.00
(5% annual return before expenses)
Class C
Actual	1,000.00	1,061.76	8.17
Hypothetical	1,000.00	1,017.00	8.00
(5% annual return before expenses)
Class Y
Actual	1,000.00	1,066.78	3.04
Hypothetical	1,000.00	1,021.99	2.97
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.84%, 1.59%, 1.59% and 0.59% for Class A, B, C and Y Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

88        Invesco Van Kampen High Yield Municipal Fund

Approval of Investment Advisory and Sub-Advisory Agreements with Invesco Advisers, Inc. and its Affiliates
The Board of Trustees (the Board) of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen High Yield Municipal Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.
The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
     In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed the information provided differently than another Trustee.
Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the series portfolios of funds
continued
89     Invesco Van Kampen High Yield Municipal Fund

advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
     The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.
B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.
C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
     The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
     After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in
continued
90 Invesco Van Kampen High Yield Municipal Fund

the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.
E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
     The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’
continued
91     Invesco Van Kampen High Yield Municipal Fund

and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
     The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
continued
92     Invesco Van Kampen High Yield Municipal Fund

Invesco Van Kampen High Yield Municipal Fund

A Special Meeting (“Meeting”) of Shareholders of Van Kampen High Yield Municipal Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

1) Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

		Votes	Votes	Broker
Matter	Votes For	Against	Abstain	Non-Votes

(1) Approve an Agreement and Plan of Reorganization	355,174,068	12,739,946	21,681,509	0

93        Invesco Van Kampen High Yield Municipal Fund

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Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-07890 and 033-66242.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010 and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website at sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010 is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
VK-HYM-SAR-1 06/10          Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	August 6, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	August 6, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	August 6, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.